File Nos.         333-139701
                                                                       811-05618
================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 2                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 220                                            (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     ------------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     ----------------------------------------------------
        (Name of Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                         55416
     -------------------------------------------                     --------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code               (763)  765-2913

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg, Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

____ on (date) pursuant to paragraph (b) of Rule 485

__X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
October 1, 2007

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS



                       SUPPLEMENT DATED [_________], 2007

                   TO THE ALLIANZ VISION(SM) VARIABLE ANNUITY
                      PROSPECTUS DATED [___________], 2007,


                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


       THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS AND SHOULD BE
          ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

Effective for Contracts issued on or after June 1, 2007, Allianz Life is temporarily waiving the additional M&E charge that is assessed for the Contract's optional Lifetime Plus Benefit and Lifetime Plus II Benefit. This waiver will apply to Contracts issued during a limited period. For the affected Contracts, the waiver will be in effect for a period of two years from August 22, 2007, or the rider effective date, whichever is later. The Lifetime Plus Benefit rider and Lifetime Plus II Benefit rider can only be elected at Contract issue or on a Contract Anniversary.

The current additional M&E charge that is temporarily being waived is:


          FOR THE ALLIANZ VISION VARIABLE ANNUITY

          Lifetime Plus Benefit with Single Lifetime Plus Payments........0.70%

          Lifetime Plus Benefit with Joint Lifetime Plus Payments.........0.85%

          Lifetime Plus II Benefit with Single Lifetime Plus Payments.....0.80%

          Lifetime Plus II Benefit with Joint Lifetime Plus Payments......0.95%

--------------------------------------------------------------------------------
                THE ALLIANZ VISION(SM) VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 14) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.


THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. These optional benefits include the Lifetime Plus Benefit, the Lifetime Plus II Benefit, a Quarterly Value Death Benefit, a 6% Bonus Option, a Short Withdrawal Charge Option, and a No Withdrawal Charge Option. (You can select only one of the following: the Bonus, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option.) If you select the No Withdrawal Charge Option, you must also select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: __________________, 2007


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT OR ANY FIXED INVESTMENT OPTIONS. CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------



AIM
AZL(SM) AIM International Equity Fund

CLEARBRIDGE
AZL(SM) LMP Large Cap Growth Fund


COLUMBIA
AZL(SM) Columbia Technology Fund

DAVIS
AZL(SM) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(SM) Dreyfus Founders Equity Growth Fund
AZL(SM) Dreyfus Premier Small Cap Value Fund
AZL(SM) S&P 500 Index Fund
AZL(SM) Small Cap Stock Index Fund

FIRST TRUST
AZL(SM) First Trust Target Double Play Fund

FRANKLIN TEMPLETON



AZL(SM) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund


FUSION PORTFOLIOS
AZL Fusion(SM) Balanced Fund
AZL Fusion(SM) Growth Fund
AZL Fusion(SM) Moderate Fund

JENNISON
AZL(SM) Jennison 20/20 Focus Fund
AZL(SM) Jennison Growth Fund

LEGG MASON
AZL(SM) Legg Mason Growth Fund
AZL(SM) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(SM) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(SM) NACM International Fund


OPPENHEIMER CAPITAL
AZL(SM) OCC Opportunity Fund
AZL(SM) OCC Value Fund
OpCap Mid Cap Portfolio


OPPENHEIMER FUNDS
AZL(SM) Oppenheimer Developing Markets Fund
AZL(SM) Oppenheimer Global Fund
AZL(SM) Oppenheimer International Growth Fund
AZL(SM) Oppenheimer Main Street Fund

PIMCO
AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL(SM) Money Market Fund

SCHRODER
AZL(SM) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund


TURNER
AZL(SM) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(SM) Van Kampen Comstock Fund
AZL(SM) Van Kampen Equity and Income Fund
AZL(SM) Van Kampen Global Franchise Fund
AZL(SM) Van Kampen Global Real Estate Fund
AZL(SM) Van Kampen Growth and Income Fund
AZL(SM) Van Kampen Mid Cap Growth Fund


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

TABLE OF CONTENTS


FEE TABLES............................................5
    CONTRACT OWNER TRANSACTION EXPENSES...............5
    CONTRACT OWNER PERIODIC EXPENSES..................6
    ANNUAL OPERATING EXPENSES OF THE
    INVESTMENT OPTIONS................................8
    EXAMPLES..........................................8


1.  THE VARIABLE ANNUITY CONTRACT....................10
    STATE SPECIFIC CONTRACT RESTRICTIONS.............10
    OWNERSHIP........................................11

2.  PURCHASE.........................................12
    PURCHASE PAYMENTS................................12
    AUTOMATIC INVESTMENT PLAN (AIP)..................12
    ALLOCATION OF PURCHASE PAYMENTS..................13
    TAX-FREE SECTION 1035 EXCHANGES..................13
    FAXED APPLICATIONS...............................13
    FREE LOOK/RIGHT TO EXAMINE.......................14
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..14

3.  THE ANNUITY PHASE................................15
    INCOME DATE......................................15
    PARTIAL ANNUITIZATION............................15
    ANNUITY OPTIONS..................................16
    ANNUITY PAYMENTS.................................18

4.  INVESTMENT OPTIONS...............................19
    SUBSTITUTION AND LIMITATION ON
    FURTHER INVESTMENTS..............................25
    TRANSFERS........................................26
    EXCESSIVE TRADING AND MARKET TIMING..............27
    FLEXIBLE REBALANCING.............................29
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...29
    VOTING PRIVILEGES................................29

5.  OUR GENERAL ACCOUNT..............................30

6.  EXPENSES.........................................31
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........31
    CONTRACT MAINTENANCE CHARGE......................32
    WITHDRAWAL CHARGE................................32
    TRANSFER FEE.....................................34
    PREMIUM TAXES....................................35
    INCOME TAXES.....................................35
    INVESTMENT OPTION EXPENSES.......................35

7.  TAXES............................................35
    ANNUITY CONTRACTS IN GENERAL.....................35
    QUALIFIED CONTRACTS..............................36
    MULTIPLE CONTRACTS...............................37
    PARTIAL 1035 EXCHANGES...........................37
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........37
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............38
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....39
    DEATH BENEFITS...................................39
    WITHHOLDING......................................40
    FEDERAL ESTATE TAXES.............................40
    GENERATION-SKIPPING TRANSFER TAX.................40
    FOREIGN TAX CREDITS..............................40
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
    FOREIGN CORPORATIONS.............................40
    POSSIBLE TAX LAW CHANGES.........................40
    DIVERSIFICATION..................................40
    REQUIRED DISTRIBUTIONS...........................41

8.  ACCESS TO YOUR MONEY.............................41
    FREE WITHDRAWAL PRIVILEGE........................43
    WAIVER OF WITHDRAWAL CHARGE BENEFIT..............43
    SYSTEMATIC WITHDRAWAL PROGRAM....................43
    THE MINIMUM DISTRIBUTION PROGRAM AND
    REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS.....44
    SUSPENSION OF PAYMENTS OR TRANSFERS..............44

9.  ILLUSTRATIONS....................................44

10. DEATH BENEFIT....................................44
    TRADITIONAL DEATH BENEFIT........................45
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.46
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL
    OTHER CONTRACTS      47
    DEATH BENEFIT PAYMENT OPTIONS....................50

11. THE LIFETIME PLUS AND LIFETIME PLUS II BENEFITS..51
    ADDING THE LIFETIME PLUS BENEFIT OR THE LIFETIME
    PLUS II BENEFIT TO YOUR CONTRACT.................52
    REMOVING THE LIFETIME PLUS BENEFIT OR THE
    LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT......53
    WHO IS CONSIDERED A COVERED PERSON(S)?...........53
    IF YOU EXERCISE THE LIFETIME PLUS OR
        LIFETIME PLUS II BENEFIT.....................55
    LIFETIME PLUS PAYMENTS...........................55
    AUTOMATIC ANNUAL PAYMENT INCREASES TO THE
    LIFETIME PLUS PAYMENTS...........................57
    THE BENEFIT BASE.................................59
    THE QUARTERLY ANNIVERSARY VALUE..................59
    THE 5% ANNUAL INCREASE UNDER THE
    LIFETIME PLUS BENEFIT............................59

    MANUAL RESETS OF THE 5% ANNUAL INCREASE
    Under the Lifetime Plus Benefit..................60
    THE HIGHEST ANNUAL INCREASE Under the Lifetime
    PLUS II Benefit..................................61
    THE ENHANCED 5% ANNUAL INCREASE Under the
    Lifetime Plus II Benefit.........................61

    AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL
    INCREASE UNDER THE LIFETIME PLUS II BENEFIT......62
    INVESTMENT OPTION ALLOCATION AND
    TRANSFER RESTRICTIONS............................63
    TAXATION OF LIFETIME PLUS PAYMENTS...............64
    TERMINATION OF THE LIFETIME PLUS AND
    LIFETIME PLUS II BENEFITS........................65

12. OTHER OPTIONAL BENEFITS..........................65
    QUARTERLY VALUE DEATH BENEFIT....................65
    BONUS OPTION.....................................66
    SHORT WITHDRAWAL CHARGE OPTION...................67
    NO WITHDRAWAL CHARGE OPTION......................67

13. OTHER INFORMATION................................68

The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

    ALLIANZ LIFE.....................................68
    THE SEPARATE ACCOUNT.............................68
    DISTRIBUTION.....................................68
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............70
    ADMINISTRATION/ALLIANZ SERVICE CENTER............70
    LEGAL PROCEEDINGS................................70
    FINANCIAL STATEMENTS.............................70

14. GLOSSARY.........................................71

15. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................74

16. PRIVACY NOTICE...................................75

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
   EACH INVESTMENT OPTION............................76

APPENDIX B - QUARTERLY ANNIVERSARY VALUE
    CALCULATION AND EXAMPLES.........................80
    CALCULATING THE QUARTERLY ANNIVERSARY VALUE
    UNDER THE LIFETIME PLUS AND
    LIFETIME PLUS II BENEFITS........................80
    CALCULATING THE QUARTERLY ANNIVERSARY
    VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT....80
    EXAMPLES OF THE QUARTERLY ANNIVERSARY
    VALUE CALCULATIONS  81
    EXAMPLE OF THE EFFECT OF A PARTIAL
    WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE....81

APPENDIX C - CALCULATIONS AND EXAMPLES OF
    THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR
    VALUE UNDER THE LIFETIME PLUS BENEFIT............82
    CALCULATING THE 5% ANNUAL INCREASE...............82
    CALCULATING THE ENHANCED 10-YEAR VALUE...........83
    EXAMPLES OF THE 5% ANNUAL INCREASE AND THE
    ENHANCED 10-YEAR VALUE...........................84
    CALCULATION 84 EXAMPLE OF
    THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT
    ON THE ENHANCED 10-YEAR VALUE....................85

APPENDIX D - CALCULATIONS AND EXAMPLES OF THE
    HIGHEST ANNUAL INCREASE UNDER THE
    LIFETIME PLUS II BENEFIT                         86
    CALCULATING THE ENHANCED 5% ANNUAL INCREASE......86
    CALCULATING THE ENHANCED 10-YEAR VALUE...........87
    THE HIGHEST ANNUAL INCREASE......................88
    EXAMPLE OF THE HIGHEST ANNUAL INCREASE...........88
    EXAMPLE OF THE EFFECT OF A LARGE
    ADDITIONAL PURCHASE PAYMENT ON THE
    ENHANCED 10-YEAR VALUE...........................90

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............91

FOR SERVICE OR MORE INFORMATION......................93


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------


FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1) (as a percentage of each Purchase Payment withdrawn)





                                           WITHDRAWAL CHARGE AMOUNT
    NUMBER OF COMPLETE  -----------------------------------------------------------------------------------------------
    YEARS SINCE WE                                                         CONTRACTS WITH THE       CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                           CONTRACTS WITH THE       SHORT WITHDRAWAL       NO WITHDRAWAL CHARGE
        PAYMENT            BASE CONTRACTS        BONUS OPTION(2),(3)       CHARGE OPTION(2)             OPTION(2)
---------------------  -----------------   ----------------------   -------------------   -----------------------------
           0                     8.5%                   8.5%                     8.5%                      0%
           1                     8.5%                   8.5%                     7.5%                      0%
           2                     7.5%                   8.5%                     5.5%                      0%
           3                     6.5%                    8%                       3%                       0%
           4                      5%                     7%                       0%                       0%
           5                      4%                     6%                       0%                       0%
           6                      3%                     5%                       0%                       0%
           7                      0%                     4%                       0%                       0%
           8                      0%                     3%                       0%                       0%
    9 years or more               0%                     0%                       0%                       0%

TRANSFER FEE(4)............................First 12 transfers in a Contract Year are free. Thereafter, the fee is $25.


PREMIUM TAXES(5)......................................0% to 3.5% of Purchase Payments.


(1) The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege after you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit (if applicable), or during the Annuity Phase. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11, The Lifetime Plus and Lifetime Plus II Benefits.
    NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. However, if you select the No Withdrawal Charge Option, you must select the Lifetime Plus Benefit rider or the Lifetime Plus II Benefit rider at Contract issue and you may not remove it from your Contract. For more details and additional information on the No Withdrawal Charge Option, please see the discussion that appears in section 12, Other Optional Benefits.


(2) The optional benefits may not be available to you; check with your registered representative. If the optional benefits are available, you can select one of the following at issue for an additional M&E charge: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You cannot select more than one of these optional benefits. For more information, see Separate Account Annual Expenses in this section and section 12, Other Optional Benefits.


(3) In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.


(4) We do not count any transfers made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or Lifetime Plus II Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.


(5) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. This charge varies by state. For more information, please see section 6, Expenses - Premium Taxes.

The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(6)........................$50 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES(7)
(as a percentage of average daily assets invested in a subaccount on an annual basis)




                                                                               CURRENT M&E        MAXIMUM M&E CHARGE
                                                                                 CHARGE
BASE CONTRACT                                                                      1.40%                  1.40%

ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
    LIFETIME PLUS BENEFIT(8):
        SINGLE LIFETIME PLUS PAYMENTS                                               0.70%(9)               1.50%(10)
        JOINT LIFETIME PLUS PAYMENTS                                                0.85%((11))            1.65%(1(2))
    LIFETIME PLUS II BENEFIT(13):
        SINGLE LIFETIME PLUS PAYMENTS                                               0.80%(1(4))            1.60%(1(5))
        JOINT LIFETIME PLUS PAYMENTS                                                0.95%(1(6))            1.75%(1(7))
    NO WITHDRAWAL CHARGE OPTION (REQUIRES SELECTION OF EITHER THE
        LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT) (1(8))               0.35%                  0.35%
    QUARTERLY VALUE DEATH BENEFIT(1(9))                                             0.30%                  0.30%
    BONUS OPTION                                                                    0.30%                  0.30%
    SHORT WITHDRAWAL CHARGE OPTION                                                  0.25%                  0.25%

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                                                                              MAXIMUM M&E CHARGE FOR CONTRACTS WITH
                                                                                   MULTIPLE OPTIONAL BENEFITS
CONTRACTS WITH THE LIFETIME PLUS II BENEFIT (JOINT LIFETIME PLUS
PAYMENTS), THE NO WITHDRAWAL CHARGE OPTION, AND THE QUARTERLY VALUE DEATH
BENEFIT                                                                                       3.80%

DURING THE ANNUITY PHASE:
--------------------------------------------------------------------------------
CONTRACT MAINTENANCE CHARGE(20)...................$50 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E CHARGE((21))
    CONTRACTS WITHOUT THE BONUS OPTION...................................1.40%
    CONTRACTS WITH THE BONUS OPTION......................................1.70%

(6) We waive this charge if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.


(7) The Bonus Option, Short Withdrawal Charge Option, No Withdrawal Charge Option, Quarterly Value Death Benefit, Lifetime Plus Benefit, and/or Lifetime Plus II Benefit may not be available to you; check with your registered representative. You can select only one of the following: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits under the Contract but are not available with each other.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

(8) You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits for details about when the Lifetime Plus Benefit will terminate.)

(9) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(10) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(11) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(12) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(13) You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. You can select either single or joint Lifetime Plus Payments when you add the Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus II Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits for details about the operation of the Lifetime Plus II Benefit.)

(14) These charges currently apply if you add the Lifetime Plus II Benefit at issue or after issue, upon an automatic reset of the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(15) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(16) These charges currently apply if you add the Lifetime Plus II Benefit at issue, after issue, upon an automatic reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(17) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus and Lifetime Plus II Benefits.)

(18) If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract.


(19) The additional expenses associated with the Quarterly Value Death Benefit (if applicable) will continue until the earlier of the termination of the Quarterly Value Death Benefit, or your Contract Value is fully depleted.

(20) We waive the charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

(21) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization.

The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


Total annual Investment Option operating expenses*       MINIMUM         MAXIMUM
 (including management fees,                           ------------  -----------
 distribution or 12b-1 fees,
 and other expenses) before fee waivers
  and expense reimbursements                             0.49%           2.53%


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $50 contract maintenance charge is included in the examples as a charge of 0.056% of the average daily assets invested in a subaccount based on assumed average Contract size of $90,000. Please note that this is an assumed average and some Owners may pay more or less than the assumed average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    (a) Maximum charges* for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the No Withdrawal Charge Option, and the Quarterly Value Death Benefit (which carries the highest M&E charge of 3.80%).
    (b) Current charges for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the No Withdrawal Charge Option, and the Quarterly Value Death Benefit (which carries an M&E charge of 3.00%).
    (c) The Base Contract (which carries the lowest M&E charge of 1.40%).


    [TO BE FILED BY AMENDMENT]


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                            a) $_____     a) $_____      a) $_____     a) $_____
                                                               b) $_____     b) $_____      b) $_____     b) $_____
                                                               c) $_____     c) $_____      c) $_____     c) $_____
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                            a) $_____     a) $_____      a) $_____     a) $_____
                                                               b) $_____     b) $_____      b) $_____     b) $_____
                                                               c) $_____     c) $_____      c) $_____     c) $_____
------------------------------------------------------------- ------------- ------------- -------------- -------------



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       9



If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    (a) Maximum charges* for a Contract with the Lifetime Plus II Benefit (joint
        Lifetime Plus Payments), the No Withdrawal Charge Option, and the
        Quarterly Value Death Benefit (which carries the highest M&E charge of
        3.80%).
    (b) Current charges for a Contract with the Lifetime Plus II Benefit (joint
        Lifetime Plus Payments), the No Withdrawal Charge Option, and the
        Quarterly Value Death Benefit (which carries an M&E charge of 3.00%).
    (c) The Base Contract (which carries the lowest M&E charge of 1.40%).


    [TO BE FILED BY AMENDMENT]


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                            a) $_____     a) $_____      a) $_____     a) $_____
                                                               b) $_____     b) $_____      b) $_____     b) $_____
                                                               c) $_____     c) $_____      c) $_____     c) $_____
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                            a) $_____     a) $_____      a) $_____     a) $_____
                                                               b) $_____     b) $_____      b) $_____     b) $_____
                                                               c) $_____     c) $_____      c) $_____     c) $_____
------------------------------------------------------------- ------------- ------------- -------------- -------------

* If you add the Lifetime Plus II Benefit to your Contract after the Issue Date, upon a reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries, your M&E charge may be less than this amount, but it cannot be greater than this amount.
** Annuity Payments are generally not available until after the second Contract Anniversary in most states.


As of the end of the most recent fiscal year, ended December 31, 2006, no Contracts offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

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1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o   The Business Day before the Income Date if you take a Full
    Annuitization.
o   The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner, it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the deceased Owner's spouse continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.


The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit will be subject to restrictions on allocations and transfers into certain Investment Options (see the Investment Option Allocation and Transfer Restrictions discussion in section 11, The Lifetime Plus and Lifetime Plus II Benefits). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.


We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes that we pay.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Our ability to restrict transfer rights.


If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.


NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


--------------------------------------------------------------------------------
2.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.


o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.

o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, if applicable.

o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION OR AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.


o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is an Inherited IRA or if it is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.


YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment and any Bonus (if you select the Bonus Option) to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments and any Bonuses (if applicable). If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the Bonus in the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments and Bonuses without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments and Bonuses received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.


We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, however, we will always allow you to invest in at least five Investment Options. Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit are subject to restrictions on allocations and transfers into certain Investment Options (see section 11, The Lifetime Plus and Lifetime Plus II Benefits).


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals (including Lifetime Plus Payments), surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.


FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify with us that we have received your fax. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right to examine period, you will forfeit your entire Bonus. (See section 12, Other Optional Benefits - Bonus Option.) In certain states or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, you will receive the greater of Purchase Payments less withdrawals or Contract Value if you cancel your Contract. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any Bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we allocate your Purchase Payments to the AZL Money Market Fund during the free look period and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment (and any Bonus, if applicable) allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and Bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and Bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o    adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*



* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


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3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.
INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.


You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot take a Partial Annuitization after you exercise it. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the death benefit, and for Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit, it will also decrease the benefit base. This will decrease the amounts available for withdrawals (including Lifetime Plus Payments), additional Annuity Payments, and payment of the death benefit. For more information, see section 11, The Lifetime Plus and Lifetime Plus II Benefits; section 6, Expenses - Withdrawal Charge; and see the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 12, Other Optional Benefits - Quarterly Value Death Benefit.


ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.


If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:
   (A)  = Annuity Unit value of the subaccount for that given Investment
          Option when due proof of the Annuitant's death is received at our Service Center.
   (B)  = The amount applied to variable Annuity Payments on the Income Date.
   (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
   (D)  = The number of Annuity Units used in determining each variable
          Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
   (E)  = Dollar value of first variable Annuity Payment.
   (F)  = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
     51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o    a variable payout,
o    a fixed payout, or
o    a combination of both.


If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.


o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.


o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment rate (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.



* The maximum available AIR in Florida is 4%.


EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

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4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007


                                                          INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company          Name of
         and            Investment        Asset                            Primary Investments
  Adviser/Subadviser    Option            Category       Objective(s)      (Normal market conditions)
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AIM
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Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Life Advisers, LLC/A    International        Equity      growth of         portfolio of international equity
I M Capital             Equity Fund                      capital           securities whose issuers are considered by
Management, Inc.                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
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CLEARBRIDGE
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Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.


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COLUMBIA
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Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Life Advisers,          Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
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DAVIS
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Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
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DREYFUS
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Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
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FIRST TRUST
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Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
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FRANKLIN TEMPLETON
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Managed by Allianz      AZL Franklin        Small Cap    Long-term total   At least 80% of its net assets in
Life Advisers,          Small Cap Value                  return            investments of small capitalization
LLC/Franklin Advisory   Fund                                               companies with market capitalizations
Services, LLC                                                              similar to those that comprise the Russell
                                                                           2500(TM) Index at the time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       21


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income                Bonds      income with       yield, lower quality debt securities
                        Securities Fund                  capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation


                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin            Specialty    Capital           Invests in Class 1 shares of the Franklin
                        Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                        Founding Funds       Funds)      with income as    Securities Fund, and Templeton Growth
                        Allocation Fund                  a secondary       Securities Fund. These underlying Funds, in
                                                         goal.             turn, invest in a variety of U.S. and
                                                                           foreign equity securities and fixed income
                                                                           and money market securities.
                        ----------------- -------------- ----------------- ---------------------------------------------


                        Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
                        Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the Contract. For additional
                                                                           information regarding the maturity of the
                                                                           fund, please see the Franklin Zero Coupon
                                                                           Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery            Equity      appreciation      securities, and substantially in
                        Securities Fund                                    undervalued stocks and to a lesser extent
                                                                           in risk arbitrage securities and distressed
                                                                           companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to
                                                         with income as    a lesser extent in risk arbitrage
                                                         a secondary goal  securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
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FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       22


------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                 appreciation      of "growth" companies with market
Oppenheimer Capital                                                        capitalizations of less than $2 billion at
LLC                                                                        the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Oppenheimer     Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers, LLC/     Developing                       capital           equity securities of issuers in emerging
OppenheimerFunds, Inc.  Markets Fund                     appreciation      and developing markets throughout the world
                                                                           whose principal activities are in at least
                                                                           three developing markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
Life Advisers, LLC/     Global Fund          Equity      appreciation      oriented companies in the U.S. and foreign
OppenheimerFunds, Inc.                                                     countries, with broad portfolio
                                                                           diversification in different countries to
                                                                           help moderate the special risks of foreign
                                                                           investing.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       23


------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Life Advisers,          Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE          Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      RAFI(TM)1000      of short and intermediate term fixed income
Company LLC                                              Index             instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity index-linked
                        CommodityReal                    return            derivative instruments backed by a
                        Return Strategy                  consistent with   portfolio of inflation-indexed securities
                        Portfolio                        prudent           and other fixed income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests substantially all of its total
Life Advisers,          Market Fund        Equivalent    consistent with   assets in a diversified and liquid
LLC/Prudential                                           stability of      portfolio of high quality, money market
Investment                                               principal         investments. During extended periods of low
Management, Inc.                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       24

------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Schroder      International  Long-term         At least 80% of net assets in equity
Life Advisers,          International        Equity      capital           securities of small capitalization
LLC/Schroder            Small Cap Fund                   appreciation      companies located outside the U.S.
Investment Management                                                      (generally with market capitalizations of
North America Inc.                                                         $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Life Advisers,          Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.


------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Life Advisers,          Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small market capitalization
Partners, Inc.          Growth Fund                                        values, at the time of purchase in the
                                                                           range of the Russell 2000(R) Growth Index.


------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Life Advisers,          Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Invests at least 65%
                                                                           of total assets in securities of issuers
                                                                           from at least three different countries,
                                                                           which may include the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
Life Advisers,          Global Real                      capital           securities of companies in the real estate
LLC/Van Kampen Asset    Estate Fund                      appreciation      industry located throughout the world,
Management                                                                 including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       25


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.


----------------------- ----------------- -------------- ----------------- ---------------------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

TRANSFERS


CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. For more information see section 11, The Lifetime Plus and Lifetime Plus II Benefits.


You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.


o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or the Lifetime Plus II Benefit.


o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Options are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can transfer from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.

Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days).
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Options.
o    Imposing other limitations or restrictions.


* Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.


We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

FLEXIBLE REBALANCING


THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU IF YOU SELECT THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. If you were participating in the flexible rebalancing program and subsequently add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select the Lifetime Plus Benefit or Lifetime Plus II Benefit and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.


You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

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6.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis.


You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. Each of these optional benefits carries an additional M&E charge. You can remove either of these optional benefits as long as you have not also selected the No Withdrawal Charge Option. You may not, however, remove the Lifetime Plus Benefit and add the Lifetime Plus II Benefit, or remove the Lifetime Plus II Benefit and add the Lifetime Plus Benefit. The Quarterly Value Death Benefit, Bonus Option, the Short Withdrawal Charge Option, and the No Withdrawal Charge Option are also available, however, the No Withdrawal Charge Option requires selection of the Lifetime Plus Benefit or the Lifetime Plus II Benefit. Once you select any one of these options, you may not cancel it. The additional M&E charge for the Lifetime Plus Benefit, Lifetime Plus II Benefit and the Quarterly Value Death Benefit will continue until the earlier of the benefit termination or full depletion of your Contract Value. The additional M&E charge for the other optional benefits will continue until the Contract Value is fully depleted. Check with your registered representative regarding the availability of optional benefits and be sure to discuss whether the benefit is appropriate for your situation.


The amount of the current M&E charges during the Accumulation Phase is as follows.


                                                                     CURRENT M&E
                                                                       CHARGE
BASE CONTRACT                                                            1.40%


ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS*
    LIFETIME PLUS BENEFIT:**
        SINGLE LIFETIME PLUS PAYMENTS                                    0.70%
        JOINT LIFETIME PLUS PAYMENTS                                     0.85%
    LIFETIME PLUS II BENEFIT:**
        SINGLE LIFETIME PLUS PAYMENTS                                    0.80%
        JOINT LIFETIME PLUS PAYMENTS                                     0.95%
    NO WITHDRAWAL CHARGE OPTION (REQUIRES SELECTION OF EITHER            0.35%
        THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT)
    QUARTERLY VALUE DEATH BENEFIT                                        0.30%
    BONUS OPTION                                                         0.30%
    SHORT WITHDRAWAL CHARGE OPTION                                       0.25%

* The Lifetime Plus Benefit, Lifetime Plus II Benefit, No Withdrawal Charge Option, Quarterly Value Death Benefit, Bonus Option, and/or the Short Withdrawal Charge Option may not be available to you, check with your registered representative. You can select only one of the following: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits available under the Contract, but are not available with each other.

** You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.


During the Annuity Phase, if you request variable Annuity Payments, the M&E charge on an annual basis is equal to 1.40% for Contracts without the Bonus Option, and 1.70% on Contracts with the Bonus Option. Because the Contract


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.


During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge (this does not apply to Contracts issued in New Jersey). We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.


If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
The Base Contract provides a seven-year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF ANY APPLICABLE WITHDRAWAL CHARGE.

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments. (For more information, see section 11, The Lifetime Plus and Lifetime Plus II Benefits; and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix E.


NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any withdrawals from the Contract (including any withdrawal charges).

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007






                                                           WITHDRAWAL CHARGE AMOUNT
  NUMBER OF COMPLETE-----------------------------------------------------------------------------------------------------------
    YEARS SINCE WE                                                         CONTRACTS WITH THE       CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                             CONTRACTS WITH THE       SHORT WITHDRAWAL       NO WITHDRAWAL CHARGE
        PAYMENT          BASE CONTRACTS CHARGE       BONUS OPTION*            CHARGE OPTION               OPTION
    ----------------  -------------------------  ---------------------   ----------------------    --------------------
           0                     8.5%                   8.5%                     8.5%                      0%
           1                     8.5%                   8.5%                     7.5%                      0%
           2                     7.5%                   8.5%                     5.5%                      0%
           3                     6.5%                    8%                       3%                       0%
           4                      5%                     7%                       0%                       0%
           5                      4%                     6%                       0%                       0%
           6                      3%                     5%                       0%                       0%
           7                      0%                     4%                       0%                       0%
           8                      0%                     3%                       0%                       0%
    9 years or more               0%                     0%                       0%                       0%


* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
    time periods referenced above.



There is no charge under the following circumstances:
o for Base Contracts, when you withdraw a Purchase Payment that we have had for seven complete years,
o for Contracts with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years,
o for Contracts with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o    if you have a Contract with the No Withdrawal Charge Option.


For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a 7.5% withdrawal charge. The total amount we deduct from your Contract is $1,081.08 and we pay you $1,000. We determine this amount as follows:
                 AMOUNT REQUESTED      OR    $1,000
             -------------------------       -------- =   $1,081.08
              1 - WITHDRAWAL CHARGE           0.925

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or the Lifetime Plus II Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.


PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.



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7. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 3, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS. FOR MORE INFORMATION ON THE TAXATION OF LIFETIME PLUS PAYMENTS, SEE SECTION 11, THE LIFETIME PLUS AND LIFETIME PLUS II BENEFITS.


ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


     IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2, DEATH, DISABILITY, SEVERANCE FROM EMPLOYMENT OR FINANCIAL HARDSHIP. THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOUR TAX ADVISER BEFORE PURCHASING A CONTRACT WITH THE LIFETIME PLUS BENEFIT OR A LIFETIME PLUS II BENEFIT.


o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments before your Contract Value is fully depleted, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been fully depleted).


Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and the benefit base is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the benefit base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.


If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)   distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

11) for a reservist called to active duty during the period between September 11, 2001, and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.


The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including Lifetime Plus Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,


o less any deductions we make to reimburse ourselves for premium tax that we pay, and


o    less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options.

* These limitations do not apply to Lifetime Plus Payments, systematic withdrawals or required minimum distributions.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

If you include the Bonus Option in your Contract and there are multiple Bonuses applied to the Contract, we will reduce the oldest unvested Bonus first (see section 12, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested Bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis,* but any withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:
Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 7, TAXES).

EXAMPLE
o You purchase a Contract with the Bonus Option and make an initial Purchase Payment of $100,000. We apply a Bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your Bonus has not vested at all at this time (see section 12, Other Optional Benefits - Bonus Option).

    CALCULATING THE TOTAL WITHDRAWAL CHARGE:
    Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
        = $50,000 - $12,000 =..............................................................................$ 38,000.00
    Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085 =......................................../ 0.915
                                                                                                               -------
    Total amount withdrawn that is subject to a withdrawal charge...........................................$41,530.05
    Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 - $38,000.00 =.......$ 3,530.05
                                                                                                            ==========
    REDUCING THE CONTRACT VALUE:
    Contract Value on the day of (but before) the partial withdrawal.......................................$110,600.00
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000.00 + $3,530.05 =.........................................................................- 53,530.05
                                                                                                           -----------
    Contract Value after the partial withdrawal............................................................$ 57,069.95
                                                                                                           ===========
    REDUCING THE UNVESTED BONUS:
    Amount of the unvested Bonus............................................................................$ 6,000.00
    Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
        = ($53,530.05 - $12,000) / $110,600 =..................................................................X 0.380
                                                                                                               -------
    Reduction in the unvested Bonus due to the partial withdrawal (0.38 x $6,000)..............................$ 2,280
    Unvested Bonus after the partial withdrawal = $6,000 - $2,280 =............................................$ 3,720
                                                                                                               =======


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE), OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE) YOU CAN STILL TAKE LIFETIME PLUS PAYMENTS WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN
SECTION 6, EXPENSES - WITHDRAWAL CHARGE.


If you take a withdrawal of more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*



* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.


The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.


WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.



* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the free withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the discussion of the Free Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including Lifetime Plus Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.
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9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


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10. DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit please see section 12, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFIT.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional Death Benefit value, which is the total of all Purchase Payments received before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (if applicable), reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments and Excess Withdrawals.


NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.


NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, then, on and after the Benefit Date:
o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments, and each Lifetime Plus Payment and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take (including any withdrawal charge).


ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value ......................................................$140,000
2) The Traditional Death Benefit value:
    Total Purchase Payments received....................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =.........- 12,500
                                                                        --------
                                                                        $ 87,500
Therefore, the death benefit that would be paid out on the tenth Contrac Anniversary is the $140,000 Contract Value.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Traditional Death Benefit value and Contract Value are both zero.
o    Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:


o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER


   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus Benefit will terminate. If the Contract includes the Lifetime Plus Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit will terminate unless the deceased Owner's spouse continues the Contract.
o If the Contract includes the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate. If the Contract includes the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate unless the deceased Owner's spouse continues the Contract.



      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o   The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.


o If the Contract includes the Lifetime Plus Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus Benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit will terminate unless the surviving spouse/Joint Owner continues the Contract.
o If the Contract includes the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate unless the surviving spouse/Joint Owner continues the Contract.



      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------


o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate. If you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate unless the deceased Annuitant's spouse continues the Contract.


o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.


o If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o If the Contract includes the Lifetime Plus Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus Benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit will terminate unless the surviving spouse continues the Contract.
o If the Contract includes the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the Lifetime Plus II Benefit will terminate unless the surviving spouse continues the Contract.


o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------

o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------
    (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND
   WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN
                     ONLY OCCUR UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: if the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
11. THE LIFETIME PLUS AND LIFETIME PLUS II BENEFITS
The Lifetime Plus Benefit and Lifetime Plus II Benefit are both designed for those who want lifetime income and continued access to Contract Value, and are not concerned that gains will be withdrawn first and taxed as ordinary income. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are available with each of the other optional benefits available under the Contract but are not available with each other.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit and the Lifetime Plus II Benefit. The Lifetime Plus Benefit and the Lifetime Plus II Benefit each provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) during the Accumulation Phase. Lifetime Plus Payments are annual payments that we initially base upon your "benefit base," your "age band," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. There is an additional fee for the Lifetime Plus Benefit and the Lifetime Plus II Benefit, and those fees may increase or decrease in certain situations. Your Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your Lifetime Plus Payments will increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals.

You can choose either the Lifetime Plus Benefit or Lifetime Plus II Benefit once, either at Contract issue or on a subsequent Contract Anniversary, up to specified ages. (NOTE: If you select the No Withdrawal Charge Option, you must choose either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, and you cannot remove either of these optional benefits from your Contract at a later date.) However, you can remove the Lifetime Plus Benefit or Lifetime Plus II Benefit before you exercise the benefit as long as you have not also selected the No Withdrawal Charge Option. If you remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot reselect them in the future. If you select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can exercise the benefit and begin receiving Lifetime Plus Payments at any time, but you can only exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit at specific ages. If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will restrict the Investment Options to which money can be allocated under your Contract.

If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the Covered Person, or joint Lifetime Plus Payments for the lifetime of both Covered Persons. For joint Lifetime Plus Payments, the Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (Benefit
Date), all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

The Lifetime Plus Benefit and the Lifetime Plus II Benefit each carry an additional M&E charge.

THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT.
o Neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit creates Contract Value or guarantees the performance of any Investment Option.
o You cannot exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit if any Covered Person is younger than age 50 or older than age 90. If you do not exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.
o Unless you have selected the No Withdrawal Charge Option, you can remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, provided that you do so before you exercise it. However, if you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, you may not reselect it.
o Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

    Investment Options, and your Contract Value may be less than the Contract Value you would have had without the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
     o If you choose to stop Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments.
     o If you choose to stop Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o Certain contributions to Section 403(b) plans cannot be withdrawn before age 59 1/2, death, disability, severance from employment, or financial hardship. The Lifetime Plus Benefit and Lifetime Plus II Benefit may not be appropriate for you if you are under age 59 1/2 and are an actively employed participant in a 403(b) plan, because you may incur higher Contract expenses without receiving any additional benefits until you are age 59 1/2.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER EITHER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE LIFETIME PLUS BENEFIT AND THE LIFETIME PLUS II BENEFIT.

ADDING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT TO YOUR
CONTRACT
You can select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit but you cannot select them both. If you select the No Withdrawal Charge Option, you must also select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract.

These benefits can be selected at Contract issue or on a Contract Anniversary subject to certain age restrictions:

o The Lifetime Plus Benefit is available once before the older Covered Person's 81st birthday. YOU CANNOT ADD THE LIFETIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 81.
o The Lifetime Plus II Benefit is available once before the older Covered Person's 76th birthday. YOU CANNOT ADD THE LIFETIME PLUS II BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 76.
o On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES.

If you do not select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, you can select one of these benefits by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value must be at least $10,000 on the rider effective date. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the Lifetime Plus Benefit or Lifetime Plus II Benefit after the Issue Date on the Contract Anniversary* that occurs after your request is received in good order at our Service Center and the effective date of the Lifetime Plus Benefit rider or the Lifetime Plus II Benefit rider that you selected will be that Contract Anniversary (rider effective date). If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that this additional M&E charge will not exceed the maximum additional M&E charge set forth in the Fee Table for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type that you have selected. Because we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Lifetime Plus Benefit or the Lifetime Plus II


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract, the flexible rebalancing program will not be available to you during the period that the Lifetime Plus Benefit or Lifetime Plus II Benefit is part of your Contract.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit rider and the Lifetime Plus II Benefit rider each have a ten-day right to examine period. If you change your mind about the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove either rider from your Contract, we will treat that rider as if we had never issued it, and neither rider will be available for future selection. Because you may not remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract if you also select the No Withdrawal Charge Option, we will cancel your Contract if you request removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit on a Contract with the No Withdrawal Charge Option (see section 2, Purchase - Free Look/Right to Examine).

REMOVING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT
Once you have selected either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can remove it from the Contract at any time before you exercise it unless you also selected the No Withdrawal Charge Option. You can request the removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary* that occurs immediately after your request is received in good order at our Service Center. If you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because we decrease the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you remove either the Lifetime Plus Benefit or the Lifetime Plus II Benefit from your Contract, then neither benefit will be available for future selection.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

Although you cannot remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract after you exercise it, you can terminate it any time after you exercise it by electing to stop Lifetime Plus Payments and instead:
o take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay, or
o request Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay.

NOTE: If you do elect to stop Lifetime Plus Payments:
o    your Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate,
o    the Accumulation Phase of the Contract will end,
o    the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o   solely owned Contracts, the Covered Person is the Owner.
o   Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered Person subject to the maximum age restriction for adding the Lifetime Plus Benefit (age 80 or younger) or the Lifetime Plus II Benefit (age 75 or younger) to your Contract.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. If the Joint Owners are spouses, Lifetime Plus Payments will stop with the death of any Owner unless the surviving spouse/Joint Owner is the Covered Person and chooses to continue the Contract. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:

o    Non-Qualified Contracts:
     -    spouses must be Joint Owners; or
     - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
     - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o    Qualified Contracts:
     - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
     - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. In addition, if we require a non-individual Owner to be both the Owner and primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE: If you elect joint Lifetime Plus Payments, the Covered Persons must continue to qualify as spouses under federal law until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. Once you declare the Covered Persons, if at any time before the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract. IF ONE COVERED PERSON DIES BEFORE WE RECEIVE NOTICE THAT THE COVERED PERSONS ARE NO LONGER SPOUSES, THEN THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL TERMINATE AND ANY LIFETIME PLUS PAYMENTS WE WERE MAKING WILL STOP.

After we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit, you cannot add a Covered Person to your Contract or change Covered Persons. However, you can remove a Covered Person after we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit if you selected joint Lifetime Plus Payments. You can make this change only once.

If you have not exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. If you exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after your request is received in good order at our Service Center. If you remove a Covered Person from your Contract, we will change the M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of that anniversary ONLY IF THAT AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

If you remove a Covered Person after you have begun to receive Lifetime Plus Payments, we will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the discussion of Lifetime Plus Payments later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your Lifetime Plus Payment to this new amount. We will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

IF YOU EXERCISE THE LIFETIME PLUS OR LIFETIME PLUS II BENEFIT

o You can no longer remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract.
o    You cannot add a Covered Person, or change Covered Persons.
o    Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o The free withdrawal privilege will no longer be available to you. However, Lifetime Plus Payments are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.*
o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments, are subject to a withdrawal charge, and will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.
o Any Excess Withdrawal will reduce your Lifetime Plus Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP AND THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO TERMINATE.
o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
     o    an Owner dies and the spouse continues the Contract, or
     o you remove a Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit will continue until the earlier of its termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment and any Excess Withdrawal.
o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit. We will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit.
o We will no longer calculate the Quarterly Anniversary Value (for the Lifetime Plus and Lifetime Plus II Benefit), the 5% Annual Increase under the Lifetime Plus Benefit, or the Highest Annual Increase under the Lifetime Plus II Benefit, and they will all cease to exist.
o We may apply an annual payment increase to your Lifetime Plus Payment on every Benefit Anniversary after you exercise your Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday. If you receive an increase to your Lifetime Plus Payment, we reserve the right to change the additional M&E charge for your Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the charge for your benefit on a newly issued Contract as of the next fifth Benefit Anniversary. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payments on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.


* For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.

LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.



If you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will begin making Lifetime Plus Payments as of the Benefit Date based on the benefit base (see "The Benefit Base" later in this section) and the age band of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:



              ANNUAL LIFETIME PLUS PAYMENT PERCENTAGE
                                             (WE BASE THE INITIAL PAYMENT ON THE
AGE BAND OF THE COVERED PERSON                   BENEFIT BASE AND WE BASE
(OR YOUNGER OF THE COVERED PERSONS FOR           FUTURE YEARS' PAYMENTS ON
JOINT LIFETIME PLUS PAYMENTS)                         CONTRACT VALUE)
-----------------------------------------    -----------------------------------
                50 to 59                                          4%
                60 to 69                                          5%
                70 to 79                                          6%
               80 or older                                        7%

YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IF ANY COVERED PERSON IS YOUNGER THAN AGE 50 OR OLDER THAN AGE 90. IF YOU HAVE NOT EXERCISED THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT SIX MONTHS BEFORE THE OLDER COVERED PERSON'S 91ST BIRTHDAY, WE WILL SEND YOU WRITTEN NOTICE THAT THE BENEFIT IS ABOUT TO TERMINATE. IF THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TERMINATES BEFORE YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY EXPLICIT ADVANTAGE FROM SELECTING IT.

The percentage of the annual Lifetime Plus Payment is set on the rider effective date and will not change for an age band during the life of the Contract. However, we may use different percentages and age bands for newly issued Contracts in the future.


The initial Lifetime Plus Payment must be at least $100. If we are unable to structure the initial Lifetime Plus Payment so that it is at least $100, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements. For Qualified Contracts, as a courtesy at the end of each calendar year, we will distribute a Lifetime Plus Payment equal to any remaining required minimum distribution that may be due from the Contract. This distribution will not be subject to a withdrawal charge, and we will not treat it as an Excess Withdrawal.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.

IF YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO A LEVEL AT WHICH WE ARE UNABLE TO STRUCTURE THE LIFETIME PLUS PAYMENT SO THAT IT IS AT LEAST $100, YOU MUST TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE, LIFETIME PLUS PAYMENTS WILL STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.


Once each Benefit Year, you can change the frequency of Lifetime Plus Payments for the following Benefit Year. You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. We will change the payment frequency on the Benefit Anniversary and the change will remain in effect for the entire following Benefit Year.


We will deduct each Lifetime Plus Payment proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect. You can also continue to make transfers between the Investment Options while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers and the Investment Option Allocation and Transfer Restrictions discussion later in this section).



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

If you fully deplete your Contract Value, you will continue to receive Lifetime Plus Payments until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. If you do not take any Excess Withdrawals while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, then Lifetime Plus Payments will continue as follows:


o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of any Joint Owner.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue until the death of the Covered Person.


o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons so long as the Covered Persons are married at the time of the first Covered Persons death. Upon the death of an Owner* who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.



* Or the Annuitant if the Contract is owned by a non-individual.



AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday, we will increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary. You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual Lifetime Plus Payment will increase 5%.


You may also receive an annual payment increase if the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) has crossed an age band on a Benefit Anniversary and the new Lifetime Plus Payment percentage for that new age band, when applied to the Contract Value as of the Benefit Anniversary, results in a higher Lifetime Plus Payment. In this case, we will increase your Lifetime Plus Payment to this new value as of the Benefit Anniversary you crossed an age band.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR AFTER YOU FULLY DEPLETE YOUR CONTRACT VALUE.


IF WE APPLY AN ANNUAL PAYMENT INCREASE TO YOUR LIFETIME PLUS PAYMENT, WE RESERVE THE RIGHT TO CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO EQUAL THE CHARGE FOR YOUR SELECTED BENEFIT ON A NEWLY ISSUED CONTRACT AS OF THE NEXT FIFTH BENEFIT ANNIVERSARY. This change will take effect 60 days after that fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if we increased your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit. If you have received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit and payment type (single life or joint life) to the additional M&E charge that is in effect for a newly issued Contract as of the current fifth Benefit Anniversary ONLY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

If this change reduces the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit, then we will make the change and send you a confirmation letter.

IF THIS CHANGE INCREASES THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, WE WILL SEND YOU WRITTEN NOTICE OF THE INTENDED INCREASE AND PROVIDE YOU AT LEAST A 30-DAY NOTICE PERIOD TO DECLINE THE INCREASE. If you decline the increase to the additional M&E charge, you will no longer be eligible to receive future annual payment increases to your Lifetime Plus Payments. Also, your annual Lifetime Plus Payment amount will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. We guarantee that, if we increase the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, that charge will not exceed the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type (single life or joint life) that is set forth in the Fee Tables. If you accept an increase to the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, then you continue to be eligible to receive future annual payment increases.


EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You elect single Lifetime Plus Payments when you are age 57. You are the only Owner and are also the Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your benefit base is $105,000. You elect annual Lifetime Plus Payments.

                                                                    ANNUAL LIFETIME PLUS       ANNUAL PAYMENT
                                          AGE      CONTRACT VALUE          PAYMENT              PERCENTAGE
     Benefit Date                        57          $100,000             $4,200                    4%
     First Benefit Anniversary           58          $102,000             $4,284                    4%
     Second Benefit Anniversary          59          $ 98,000             $4,284                    4%
     Third Benefit Anniversary           60          $100,000             $5,000                    5%

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. On the second Benefit Anniversary you are age 59 and there is also no annual payment increase as a result of your crossing an age band.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,284 x 1.02 = $4,371). However, on this Benefit Anniversary you have also crossed an age band and your Lifetime Plus Payment percentage has increased to 5%. We then compare the payment based on the new Lifetime Plus Payment percentage and current Contract Value ($100,000 x 0.05 = $5,000) to the current payment (which has been increased to $4,371 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the payment to $5,000.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT
o Continuing the example above, assume that during the fourth Benefit Year you take an Excess Withdrawal of $8,820 at a time when the Contract Value is $98,000.

                                                                                           ANNUAL PAYMENT
                                       CONTRACT VALUE    ANNUAL LIFETIME PLUS PAYMENT       PERCENTAGE
     Third Benefit Anniversary           $100,000                   $5,000                      5%
     Immediately After Withdrawal         $89,180                   $4,550
     Fourth Benefit Anniversary           $99,000                   $4,550                      5%

o As a percentage of Contract Value, the Excess Withdrawal represents 9.0% of Contract Value ($8,820 / $98,000 = 9.0%). Immediately after the Excess Withdrawal, we reduce the Contract Value by the amount of



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 the Excess Withdrawal ($98,000 - $8,820 = $89,180) and we reduce the Annual Lifetime Plus Payment by the percentage of Contract Value withdrawn ($5,000
    - (9.0% x $5,000) = $4,550).
o On the fourth Benefit Anniversary the current Contract Value is less than the Contract Value on the third Benefit Anniversary and there is no annual payment increase as a result of growth in the Contract Value. On the fourth Benefit Anniversary you are age 62 and there is also no annual payment increase as a result of your crossing an age band.


THE BENEFIT BASE
We base the initial Lifetime Plus Payments on the benefit base and the age band of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.


On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (the Benefit Date), the benefit base is equal to the greatest of:
o    the Contract Value,
o    the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value), or
o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value).

NOTE: The greater the benefit base, the greater the Lifetime Plus Payment you will receive.

Once we establish your Lifetime Plus Payment, we will no longer calculate the Quarterly Anniversary Value*, the 5% Annual Increase, the Highest Annual Increase, the Enhanced 5% Annual Increase, or the Enhanced 10-Year Value and they will all cease to exist. Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE*, THE 5% ANNUAL INCREASE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE OR THE ENHANCED 10-YEAR VALUE BEGINNING ON THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit as of the older Covered Person's 91st birthday, these values will cease to exist and the Lifetime Plus Benefit and Lifetime Plus II Benefit will no longer be available to you.

* However, we will continue to calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit if you have selected this optional benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, 5% ANNUAL INCREASE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, OR ENHANCED 10-YEAR VALUE THAT IS BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE BENEFIT OF THE BONUS IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix B.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
CALCULATING THE 5% ANNUAL INCREASE: Under the 5% Annual Increase we guarantee* that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.


* Assumes you take no withdrawals or Partial Annuitizations.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

Under the 5% Annual Increase we guarantee* that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AFTER THE ISSUE DATE, OR UPON A RESET OF THE 5% ANNUAL INCREASE (SEE THE DISCUSSION LATER IN THIS SECTION) AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.


* Assumes you take no withdrawals or Partial Annuitizations.

IF ANY PURCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE - OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust the 5% Annual Increase and the Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT IN APPENDIX C.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY. IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE ISSUE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU WILL HAVE A LIMITED AMOUNT OF TIME TO EXERCISE THE LIFETIME PLUS BENEFIT BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY.

For more details and examples of how we calculate the 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix C.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can request to have us reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary* (the reset anniversary) once your request is received in good order at our Service Center. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

IF YOU RESET THE 5% ANNUAL INCREASE, WE WILL CHANGE THE M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:
o    on or after the older Covered Person's 81st birthday,
o    on or after the date that you exercise the Lifetime Plus Benefit,
o    on or after the Income Date that you take a Full Annuitization,
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE HIGHEST ANNUAL INCREASE: The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.

THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE ENHANCED 5% ANNUAL INCREASE: Under the Enhanced 5% Annual Increase we guarantee* that, IF YOU ELECT THE LIFETIME PLUS II BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the initial Enhanced 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.


* Assumes you take no withdrawals or Partial Annuitizations.

Under the Enhanced 5% Annual Increase we guarantee* that, IF YOU ELECT THE LIFETIME PLUS II BENEFIT AFTER THE ISSUE DATE, AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.


* Assumes you take no withdrawals or Partial Annuitizations.

Under the Enhanced 5% Annual Increase we guarantee* that, UPON A RESET OF THE ENHANCED 5% ANNUAL, ASSUMING YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RESET ANNIVERSARY, then:
o before the tenth Contract Anniversary following the reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.


* Assumes you take no withdrawals or Partial Annuitizations.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

IF ANY PURCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE - OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to each Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust each Enhanced 5% Annual Increase and each Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Unlike the Lifetime Plus Benefit, you do not elect manual resets of the Enhanced 5% Annual Increase. Instead, before the older Covered Person's 81st birthday, and before you exercise the Lifetime Plus II Benefit, we automatically reset the Enhanced 5% Annual Increase on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date. AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.

An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows:
o IF THE RIDER EFFECTIVE DATE IS THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF THE RIDER EFFECTIVE DATE OCCURS AFTER THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF AN AUTOMATIC RESET HAS OCCURRED: on each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase will never exceed its associated Enhanced 10-Year Value that was established on the same date.

IF THERE IS AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE, WE WILL CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. We will notify you of any pending increase in the additional M&E charge and give you 30 days to accept the higher additional M&E charge or opt out of future Enhanced 10-Year Values with the Enhanced 5% Annual Increase feature. If you "opt out," we will not adjust the additional M&E charge and we will no longer establish Enhanced 5% Annual Increases and Enhanced 10-Year Values on future Contract Anniversaries. If you accept the higher additional M&E charge, then we will increase the charge 60 days after the reset anniversary, or the next Business Day if the 60th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus II Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus II Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE:
o YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE AT A HIGHER M&E CHARGE. Otherwise, we will assess the higher M&E charge and continue with this Lifetime Plus II Benefit feature.
o THE LIFETIME PLUS II BENEFIT MAY NOT BE COST EFFECTIVE FOR OWNERS WHO PLAN TO EXERCISE IT BEFORE THE TENTH CONTRACT ANNIVERSARY. This is because the Lifetime Plus II Benefit carries higher Contract charges than the Lifetime Plus Benefit, and because the Lifetime Plus II Benefit will not result in a higher benefit base than the Lifetime Plus Benefit during the first ten Contract Years after it is selected.* However, unlike the Lifetime Plus Benefit, the Lifetime Plus II Benefit does not require a manual reset of the Enhanced 5% Annual Increase by the Owner and the Owner does not forfeit previously established Enhanced 5% Annual Increases when an automatic reset of the Enhanced 5% Annual Increase occurs under the Lifetime Plus II Benefit.


* Assuming the Owner of a Contract with the Lifetime Plus Benefit elects a manual reset of the 5% Annual Increase on each Contract Anniversary that it is available.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS II BENEFIT IN APPENDIX D.


TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS
THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT. BY ELECTING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT.


Under Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows.

o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP A AND GROUP B INVESTMENT OPTIONS.
o THERE ARE NO LIMITS ON THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE GROUP C INVESTMENT OPTIONS.

                                           Group A Investment Options


AZL Columbia Technology Fund                               AZL OCC Opportunity Fund
Davis VA Financial Portfolio                               AZL Oppenheimer Developing Markets Fund
AZL Dreyfus Premier Small Cap Value Fund                   PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Small Cap Stock Index Fund                             AZL Schroder International Small Cap Fund
AZL Franklin Small Cap Value Fund                          AZL Turner Quantitative Small Cap Growth
Franklin Global Communications Securities Fund             AZL Van Kampen Global Real Estate Fund



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       64


                                          Group B Investment Options
AZL AIM International Equity Fund                          AZL Neuberger Berman Regency Fund
AZL LMP Large Cap Growth Fund                              AZL NACM International Fund
AZL Davis NY Venture Fund                                  AZL OCC Value Fund
AZL Dreyfus Founders Equity Growth Fund                    OpCap Mid Cap Portfolio
AZL S&P 500 Index Fund                                     AZL Oppenheimer Global Fund
AZL First Trust Target Double Play Fund                    AZL Oppenheimer International Growth Fund
Mutual Discovery Securities Fund                           AZL Oppenheimer Main Street Fund
Mutual Shares Securities Fund                              AZL PIMCO Fundamental IndexPLUS Total Return Fund
Templeton Growth Securities Fund                           AZL TargetPLUS Equity Fund
AZL Jennison 20/20 Focus Fund                              AZL Van Kampen Comstock Fund
AZL Jennison Growth Fund                                   AZL Van Kampen Global Franchise Fund
AZL Legg Mason Growth Fund                                 AZL Van Kampen Growth and Income Fund
AZL Legg Mason Value Fund                                  AZL Van Kampen Mid Cap Growth Fund



                                           Group C Investment Options
Franklin High Income Securities Fund                       PIMCO VIT Emerging Markets Bond Portfolio
Franklin Income Securities Fund                            PIMCO VIT Global Bond Portfolio (Unhedged)
Franklin Templeton VIP Founding Funds Allocation Fund      PIMCO VIT High Yield Portfolio
Franklin U.S. Government Fund                              PIMCO VIT Real Return Portfolio
Franklin Zero Coupon Fund 2010                             PIMCO VIT Total Return Portfolio
Templeton Global Income Securities Fund                    AZL Money Market Fund
AZL Fusion Balanced Fund                                   AZL TargetPLUS Balanced Fund
AZL Fusion Growth Fund                                     AZL TargetPLUS Growth Fund
AZL Fusion Moderate Fund                                   AZL TargetPLUS Moderate Fund
PIMCO VIT All Asset Portfolio                              AZL Van Kampen Equity and Income Fund


We will only allow you to make allocations and transfers to and from Group A and Group B Investment Options as long as you do not exceed these limitations. In addition, on each Quarterly Anniversary we will automatically readjust your balance in the Investment Options to return you to your selected Investment Option allocation mix. This readjustment applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. If you add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with these restrictions. We will not allow you to add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract until you have reallocated your Contract Value to comply with these restrictions. These Investment Option allocation and transfer restrictions will terminate when the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates.


We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is fully depleted will be treated as withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been fully depleted as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, Lifetime Plus Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

TERMINATION OF THE LIFETIME PLUS AND LIFETIME PLUS II BENEFITS
Before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, it will terminate upon the earliest of the following.

o The Business Day we process your request to remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract (the rider termination date).

o    The date of death of all Covered Persons.
o    The older Covered Person's 91st birthday.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o    Contract termination.

ON AND AFTER THE BENEFIT DATE THAT YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o The Business Day you take an Excess Withdrawal of the entire Contract Value. (If you take an Excess Withdrawal that reduces Lifetime Plus Payments to a level at which we are unable to structure the Lifetime Plus Payment so that it is at least $100, then you must take an Excess Withdrawal of the entire Contract Value.)


o    The Business Day before the Income Date that you take a Full Annuitization.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.


o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate on the date of death of the Covered Person.

o For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop and the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o    Contract termination.


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12. OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE QUARTERLY VALUE DEATH BENEFIT.


Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.


1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

2. The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix B.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.


NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, on and after the Benefit Date:


o each Lifetime Plus Payment and any Excess Withdrawal will reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take; and
o the additional M&E charge associated with the Quarterly Value Death Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST THE
FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o    Contract termination.

BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the Bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% Bonus on each Purchase Payment we receive before the older Owner's 81st birthday*. The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. ONCE YOU SELECT THE BONUS YOU CANNOT CANCEL IT. THE BONUS OPTION IS NOT AVAILABLE WITH THE SHORT WITHDRAWAL CHARGE OPTION.


* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the age of the Annuitant.

THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE BONUS OPTION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

We will credit the Bonus to your Contract subject to the following terms.
1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that is based on Contract Value, but only as the Bonus becomes vested. We do not include the Bonus in the portion of any guaranteed benefits that is based on Purchase Payments, such as the 5% Annual Increase under the Lifetime Plus Benefit (including the Enhanced 10-Year Value), the Highest Annual Increase under the Lifetime Plus II Benefit (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value) or the portion of the Traditional Death Benefit that is based on total Purchase Payments. The vesting schedule is as follows.


                                   NUMBER OF COMPLETE
                              YEARS SINCE WE RECEIVED YOUR        VESTING
                                    PURCHASE PAYMENT            PERCENTAGE
                                           0                        0%
                                           1                       35%
                                           2                       70%
                                           3+                     100%

2) All Bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3) All gains and losses attributable to the Bonus are part of your Contract Value and are always 100% vested.
4) If the Contract is owned by a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

We pay all Bonus amounts from the general account assets of Allianz Life.

We deduct contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested Bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your Bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the Bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS NOT AVAILABLE WITH THE BONUS OPTION.


BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL AFTER THE FOURTH COMPLETE YEAR, AND BEFORE THE SEVENTH COMPLETE YEAR, FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE SHORT WITHDRAWAL CHARGE OPTION.

NO WITHDRAWAL CHARGE OPTION
Owners can eliminate withdrawal charges under their Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts (for example, $25,000 rather than $10,000). Once you select the No Withdrawal Charge Option, you cannot cancel it.

If you select the No Withdrawal Charge Option, then you also must select the Lifetime Plus Benefit or the Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The No Withdrawal Charge Option is not available with the Bonus Option or with the Short Withdrawal Charge Option.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

NOTE: YOU CANNOT SELECT THE LIFETIME PLUS BENEFIT IF THE OLDER COVERED PERSON IS AGE 81 OR OLDER AND YOU CANNOT SELECT THE LIFETIME PLUS II BENEFIT IF THE OLDER COVERED PERSON IS AGE 76 OR OLDER. THEREFORE, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES SELECTION OF EITHER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IF THE OLDER COVERED PERSON IS AT LEAST AGE 81 AT CONTRACT ISSUE, THE NO WITHDRAWAL CHARGE OPTION WILL NOT BE AVAILABLE TO YOU.

BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT BEFORE THE SEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE NO WITHDRAWAL CHARGE OPTION.



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13. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.


DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.


We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
14.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.


5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus Benefit.



ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.


BENEFIT ANNIVERSARY - a 12-month anniversary of the date you exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit (Benefit Date).

BENEFIT DATE - the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and Lifetime Plus Payments begin. It is also the date we establish the initial Lifetime Plus Payment. This date must be the 1st or 15th of a calendar month.


BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% Bonus on Purchase Payments we receive before the older Owner's 81st birthday. The Bonus is subject to a three-year vesting schedule, it carries an additional M&E Charge and a higher and longer withdrawal charge schedule. The Bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the Bonus becomes vested. We do not include the Bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BONUS VALUE - this is the total value of a Contract that includes the Bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested Bonus amounts, i.e., the total Contract Value and any unvested Bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value will only include any vested Bonus amounts; it will not include any unvested Bonus amounts.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.


COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus II Benefit.

ENHANCED 10-YEAR VALUE - an amount used to determine the benefit base under the Lifetime Plus Benefit and the Lifetime Plus II Benefit.


EXCESS WITHDRAWAL - for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


HIGHEST ANNUAL INCREASE - An amount used to determine the benefit base under the Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.


INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.


LIFETIME PLUS BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge.

LIFETIME PLUS II BENEFIT - an optional benefit that may be available under the Contract for selection at or after Contract issue. The Lifetime Plus II Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit, this optional benefit has a lower maximum issue age for Owners and Covered Persons, and the benefit base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after the ten Contract Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under the Lifetime Plus Benefit or the Lifetime Plus II Benefit. Lifetime Plus Payments are based on the benefit base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.


NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and you must select either the



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The combination of the No Withdrawal Charge Option and the Lifetime Plus Benefit or Lifetime Plus II Benefit carries an additional M&E Charge.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any Bonus.


QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the benefit base under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.


QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E Charge.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION- an optional benefit that may be available under this Contract for selection at issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E Charge.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
15.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6
ANNUITY PROVISIONS....................................7
    Annuity Units/Calculating Annuity Payments........7
MORTALITY AND EXPENSE RISK GUARANTEE..................7
FINANCIAL STATEMENTS..................................7


--------------------------------------------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

16. PRIVACY NOTICE
A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.


WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC(TM)
                                                       M40018 (R-1/2007)



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.






                                                                                                                TOTAL ANNUAL
                                       ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                        OPERATING
INVESTMENT OPTION                            FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                EXPENSES
                                 ---------------------------------------------------------------  AMOUNT OF        AFTER
                                                                            ACQUIRED             CONTRACTUAL    CONTRACTUAL
                                              RULE                          FUND FEES            FEE WAIVERS    FEE WAIVERS
                                 MANAGEMENT   12B-1     SERVICE  OTHER      AND                      AND         OR EXPENSE
                                    FEES      FEES*     FEES     EXPENSES   EXPENSES  TOTAL     REIMBURSEMENTS REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------


AZL AIM International Equity         .90        .25        -       .30           -     1.45             -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth Fund(1)     .80        .25        -       .14           -     1.19             -           1.19


-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology Fund(1)      .82        .25        -       .26           -     1.33             -           1.33
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -          .75          -        -       .12           -      .87             -            .87
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -          .75        .25        -       .12           -     1.12             -           1.12
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio(5)      .75          -        -       .09           -      .84             -            .84
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity          .79        .25        -       .15           -     1.19             -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap        .90          -        -       .20           -     1.10             -           1.10
Value Fund - Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap        .90        .25        -       .20           -     1.35             -           1.35
Value Fund - Class 2(1),(6)

-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund - Class       .17        .25        -       .07           -      .49             -            .49
2(1),(4),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index            .26        .25        -       .07           -      .58             -            .58
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double        .60        .25        -       .12           -      .97           .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value         .75        .25        -       .09           -     1.09             -           1.09
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications       .56        .25        -       .11           -      .92             -            .92
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income Securites       .55        .25        -       .08           -      .88             -            .88
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund      .46        .25        -       .01           -      .72             -            .72
- Class 2(3)


-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding      .00        .25        -       .13        0.69     1.07             -           1.07
Funds Allocation Fund, Class
2(8)
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -      .49        .25        -       .05           -      .79             -            .79
Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010       .60          -        -       .07           -      .67             -            .67
- Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities          .80        .25        -       .23           -     1.28             -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -      .60        .25        -       .21           -     1.06             -           1.06
Class 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income              .56        .25        -       .16           -      .97             -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities          .74        .25        -       .04           -     1.03             -           1.03
Fund -
Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       77


JENNISON
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus Fund(1)     .80        .25        -       .10           -     1.15             -           1.15
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)          .80        .25        -       .14           -     1.19             -           1.19
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)        .85        .25        -       .22           -     1.32           .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)         .75        .25        -       .10           -     1.10             -           1.10
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency         .75        .25        -       .14           -     1.14             -           1.14
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International               .85        .25        -       .35           -     1.45             -           1.45
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)          .85        .25        -       .12           -     1.22             -           1.22
-----------------------------------------------------------------------------------------------------------------------------

AZL OCC Value Fund(1)                .75        .25        -       .15           -     1.15             -           1.15
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio((9))         .80          -        -       .23           -     1.03           .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------


AZL Oppenheimer Developing          1.25        .25        -      1.03           -     2.53           .88           1.65
Markets Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -        .90          -        -       .19           -     1.09             -           1.09
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -        .90        .25        -       .19           -     1.34             -           1.34
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International        .77        .25        -       .38           -     1.40             -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street          .80          -        -       .17           -      .97           .02            .95
Fund -
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street          .80        .25        -       .17           -     1.22           .02           1.20
Fund -
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS      .75        .25        -       .19           -     1.19             -           1.19
Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -      .18          -      .25       .25         .61     1.29             -           1.29
Admin. Class(5),((10))
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn        .49          -      .25       .25         .03     1.02           .03            .99
Strategy Portfolio - Admin.
Class(2),(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond      .45          -      .15       .40           -     1.00             -           1.00
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio      .25          -      .15       .50           -      .90             -            .90
(Unhedged) - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio       .25          -      .15       .35           -      .75             -            .75
- Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio      .25          -      .15       .25           -      .65             -            .65
- Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return               .25          -      .15       .25           -      .65             -            .65
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)             .35        .25        -       .09           -      .69             -            .69
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International          1.00        .25        -       .40           -     1.65             -           1.65
Small Cap Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced              .52        .25        -       .12           -      .89             -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)        .60        .25        -       .12           -      .97           .18            .79
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth                .52        .25        -       .12           -      .89             -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate              .52        .25        -       .12           -      .89             -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       78



TURNER
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small        .85        .25        -       .14           -     1.24             -           1.24
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------


VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------


AZL Van Kampen Comstock              .73        .25        -       .10           -     1.08             -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and            .75        .25        -       .11           -     1.11             -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global                .95        .25        -       .12           -     1.32             -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real           .90        .25        -       .30           -     1.45           .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and            .75        .25        -       .16           -     1.16             -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth        .82        .25        -       .14           -     1.21             -           1.21
Fund(1)


-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (6).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2008. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Investment Option commenced operations under this Contract as of May 1, 2007. Therefore, the expenses shown are estimated for the current calendar year.
(5) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at an annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7) Not currently available.


(8) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the Fund's average daily net assets. Because Fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce Fund assets, causing total Fund expenses to become higher. Acquired Fund Fees and Expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.
(9) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(10) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the Institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


                                                                                                                TOTAL ANNUAL
                                       ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                       OPERATING
                                         FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                  EXPENSES
                                 --------------------------------------------------------------- AMOUNT OF      AFTER
                                                                     ACQUIRED                    CONTRACTUAL    CONTRACTUAL
                                          RULE                       FUND FEES    TOTAL ANNUTAL  FEE WAIVERS    FEE WAIVERS
                               MANAGEMENT 12B-1    OTHER             AND          OPERATING      OR EXPENSE     OR EXPENSE
INVESTMENT OPTION               FEES      FEES*    EXPENSES   TOTAL  EXPENSES     EXPENSES(2)    REIMBURSEMENTS REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .10%     .30%       .92%      1.22%           -%            1.22%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37             -            1.37
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27             -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
APPENDIX B - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and either the Lifetime Plus Benefit or the Lifetime Plus II Benefit,, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While both of the Quarterly Anniversary Values use the same general formula, they could result in different amounts if you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your contract after the Issue Date. However, if you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract on the Issue Date, then Quarterly Anniversary Values under each optional benefit will be the same.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS AND LIFETIME PLUS II BENEFITS
We only calculate the Quarterly Anniversary Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit will be available to you.


If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.


CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.


IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT AND ANY EXCESS WITHDRAWALS WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).


The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and Excess Withdrawals.

On each Quarterly Anniversary before the older Owner's 91st birthday* we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary before the older Owner's 91st birthday*


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday* we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.


* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the age of the Annuitant.

ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.


EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit, the Lifetime Plus II Benefit, and the Quarterly Value Death Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Lifetime Plus Benefit or Lifetime Plus II Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.


                                                            QUARTERLY
                         CONTRACT VALUE                ANNIVERSARY VALUE
                                           ---------- -------------------------
On the Issue Date                           $100,000            $100,000
End of 1st Quarter, 1st Contract Year        $98,000            $100,000
End of 2nd Quarter, 1st Contract Year       $102,000            $102,000
End of 3rd Quarter, 1st Contract Year       $104,000            $104,000
1st Contract Anniversary                    $103,000            $104,000
End of 1st Quarter, 2nd Contract Year       $106,000            $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE

o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.

    THE QUARTERLY ANNIVERSARY VALUE WILL BE ADJUSTED FOR THE PARTIAL WITHDRAWAL AS FOLLOWS:

        The previous Quarterly Anniversary Value...........................................................$104,000.00
        Reduced proportionately by the percentage of Contract Value
           withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = ........................................-    9,087.38
                                                                                                         -------------
    The Quarterly Anniversary Value after the partial withdrawal..........................................$  94,912.62
                                                                                                          ============

o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------
APPENDIX C - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT


CALCULATING THE 5% ANNUAL INCREASE


We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.


On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following: b + [ 1.05 x (a -
b) ]
    where:
    a = the 5% Annual Increase as of the immediately preceding Business Day, and b = Purchase Payments* received during the last Contract Year. However, if you elected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following. d + [ 1.05 x (c - d + (0.05 x e)) ]
    where:
    c = the 5% Annual Increase as of the immediately preceding Business Day, d = Purchase Payments* received during the last Contract Year, and e = Purchase Payments* received during the Contract Year that began two years ago. However, if you elected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.
o    The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.
o    The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago**.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.
** If you elected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION
o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.


                                        5% ANNUAL        ENHANCED      5% ANNUAL INCREASE USED TO
                                        INCREASE      10-YEAR VALUE    DETERMINE THE BENEFIT BASE
                                       ------------  ----------------  ---------------------------

Issue Date                              $ 50,000        $100,000               $ 50,000
The Business Day we receive the
    second Purchase Payment in the
    third month                         $100,000        $150,000               $100,000
First Contract Anniversary              $105,000        $200,000               $105,000
The Business Day we receive the
    third Purchase Payment in the
    second Contract Year                $155,000        $250,000               $155,000
Second Contract Anniversary             $160,250        $250,000               $160,250
Third Contract Anniversary              $170,888        $250,000               $170,888
Fourth Contract Anniversary             $179,432        $250,000               $179,432
Fifth Contract Anniversary              $188,403        $250,000               $188,403
Sixth Contract Anniversary              $197,824        $250,000               $197,824
Seventh Contract Anniversary            $207,715        $250,000               $207,715
Eighth Contract Anniversary             $218,101        $250,000               $218,101
Ninth Contract Anniversary              $229,006        $250,000               $229,006
Tenth Contract Anniversary              $240,456        $250,000               $250,000
11th Contract Anniversary                               $250,000               $250,000
12th Contract Anniversary                               $300,000               $300,000


o On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

o During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
    $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
    $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. HOWEVER, SINCE WE HAVE NOT HAD THE THIRD PURCHASE PAYMENT FOR AN ENTIRE CONTRACT YEAR, WE DO NOT APPLY THE 5% COMPOUNDING TO THE THIRD PURCHASE PAYMENT ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). IN
    ADDITION, WE WILL NOT DOUBLE THE THIRD PURCHASE PAYMENT UNDER THE ENHANCED 10-YEAR VALUE UNTIL WE HAVE HAD IT FOR TEN FULL CONTRACT YEARS, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. BECAUSE WE HAVE HAD THE THIRD PURCHASE PAYMENT FOR ONE FULL CONTRACT YEAR WE NOW APPLY 5% COMPOUNDING TO THE PAYMENT FOR BOTH THE THIRD CONTRACT ANNIVERSARY AND THE SECOND CONTRACT ANNIVERSARY (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007 since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.

o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).

o ON THE 12TH CONTRACT ANNIVERSARY WE HAVE NOW HAD THE THIRD PURCHASE PAYMENT FOR TEN FULL CONTRACT YEARS, SO WE ADD THE THIRD PAYMENT TO THE ENHANCED 10-YEAR VALUE AGAIN, THEREBY DOUBLING THAT PAYMENT ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE


This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus Benefit if you instead apply the Purchase Payment to a new Contract.


Assume you purchase a contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.



The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

--------------------------------------------------------------------------------

APPENDIX D - CALCULATIONS AND EXAMPLES OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
On each Contract Anniversary before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

CALCULATING THE ENHANCED 5% ANNUAL INCREASE
We only calculate Enhanced 5% Annual Increases before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and the Lifetime Plus II Benefit will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date if you selected the benefit after the Issue Date, or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date if you selected the benefit after the Issue Date, or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date if you selected the benefit after the Issue Date, or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
    b + [ 1.05 x (a - b) ]
    where:
    a = the Enhanced 5% Annual Increase as of the immediately preceding
        Business Day, and
    b = Purchase Payments* received during the last Contract Year. If the Rider Effective Date is the Issue Date, then we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
    d + [ 1.05 x (c - d + (0.05 x e)) ]
    where:
     c  = the Enhanced 5% Annual Increase as of the immediately preceding
          Business Day,
     d = Purchase Payments* received during the last Contract Year, and e = Purchase Payments* received during the Contract Year that began two years ago. However, if you elected the Lifetime Plus II Benefit at issue, then on the second Contract Anniversary we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
     o    Its value as of the immediately preceding Business Day.
     o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
     o Plus any additional Purchase Payments received on the first Contract Anniversary.
     o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date if you selected the benefit after the Issue Date, or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date if you selected the benefit after the Issue Date, or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o    Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago**.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.
** If you elected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007


---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                                                         FIRST        SECOND       SECOND
                                                         FIRST RESET    RESET OF      RESET OF     RESET OF
                               INITIAL      INITIAL        OF THE         THE          THE           THE
                              ENHANCED      ENHANCED    ENHANCED 5%    ENHANCED      ENHANCED     ENHANCED      HIGHEST
                              5% ANNUAL     10-YEAR        ANNUAL       10-YEAR     5% ANNUAL      10-YEAR       ANNUAL
                              INCREASE       VALUE        INCREASE       VALUE       INCREASE       VALUE       INCREASE
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Issue Date                    $ 50,000      $100,000                                                            $ 50,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase    $100,000      $150,000                                                            $100,000
Payment in third month
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
First Contract Anniversary    $105,000      $200,000      $104,000     $208,000                                 $105,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase
Payment in second Contract    $155,000      $250,000      $154,000     $258,000                                 $155,000
Year
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 2        $160,250      $250,000      $159,200     $258,000      $162,000     $324,000      $162,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 3        $170,888      $250,000      $169,785     $258,000      $172,725     $324,000      $172,725
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 4        $179,432      $250,000      $178,274     $258,000      $181,361     $324,000      $181,361
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 5        $188,403      $250,000      $187,188     $258,000      $190,429     $324,000      $190,429
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 6        $197,824      $250,000      $196,547     $258,000      $199,951     $324,000      $199,951
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 7        $207,715      $250,000      $206,375     $258,000      $209,948     $324,000      $209,948
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 8        $218,101      $250,000      $216,693     $258,000      $220,446     $324,000      $220,446
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 9        $229,006      $250,000      $227,528     $258,000      $231,468     $324,000      $231,468
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 10       $240,456      $250,000      $238,905     $258,000      $243,041     $324,000      $250,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 11       $252,479      $250,000      $250,850     $258,000      $255,193     $324,000      $258,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 12       $265,103      $300,000      $263,392     $308,000      $267,953     $374,000      $374,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).

o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).

o On the first Contract Anniversary, we compound the initial Enhanced 5% Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).

o On each Contract Anniversary, we will automatically generate a new "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.

o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the benefit base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the benefit base.

o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

    ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).

o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).

o On the second Contract Anniversary, the initial Enhanced 5% Annual Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.

o On the third Contract Anniversary, the initial Enhanced 5% Annual Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.
o Because there are no more Purchase Payments in this example, starting with the fourth Contract Anniversary, each Enhanced 5% Annual Increase is compounded by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable. The Enhanced 10-Year Values remain unchanged until the tenth Contract Anniversary after we receive the second additional Purchase Payment. In this example that would be the twelfth Contract Anniversary. The Purchase Payment ($50,000) that was originally added to each of the Enhanced 10-Year Values after the second Contract Anniversary is added again to each of the Enhanced 10-Year Values, effectively doubling that Purchase Payment on the 12th Contract Anniversary ($300,000 = $250,000 + $50,000; $308,000 = $258,000 +
    $50,000; and $374,000 = $324,000 + $50,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus II Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

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APPENDIX E - WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = .......................$100,000
    Multiplied by the withdrawal charge......................................................................X    7.5%
                                                                                                             ---------
                                                                                                             $   7,500
Therefore, we would withdraw $90,000 from the Contract and pay you $82,500
($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = .......................$100,000
    Multiplied by the withdrawal charge......................................................................X    7.5%
                                                                                                             ---------
                                                                                                             $   7,500
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A
FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge........................................$ 3,000
    Divided by (1 minus the withdrawal charge percentage)....................................................../ 0.915
                                                                                                               -------
    Total amount withdrawn.....................................................................................$ 3,279
    Total withdrawal charge (amount withdrawn minus the amount requested) = $3,279 - $3,000 =.................$    279
                                                                                                              ========
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                       92


o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $3,000 - $279 = ..................$96,721
    Multiplied by the withdrawal charge........................................................................X  7.5%
                                                                                                               -------
                                                                                                               $ 7,254
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED
BY A FULL WITHDRAWAL:
o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = .......................$100,000
    Multiplied by the withdrawal charge.....................................................................X       4%
                                                                                                            ----------
                                                                                                             $   4,000

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

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FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197


The Allianz Vision(SM) Variable Annuity Contract Prospectus ________, 2007

                                   PART B-SAI

                       STATEMENT OF ADDITIONAL INFORMATION
                                ALLIANZ VISION(SM)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)
                                ___________, 2007


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
             TABLE OF CONTENTS
         ALLIANZ LIFE..............................................2
         ------------
         EXPERTS...................................................2
         -------
         LEGAL OPINIONS............................................2
         --------------
         DISTRIBUTOR...............................................2
         -----------
         REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.........3
         -------------------------------------------------
         FEDERAL TAX STATUS........................................3
         ------------------
             GENERAL...............................................3
             -------
             DIVERSIFICATION.......................................4
             ---------------
             OWNER CONTROL.........................................4
             -------------
             CONTRACTS OWNED BY NON-INDIVIDUALS....................5
             ----------------------------------
             INCOME TAX WITHHOLDING................................5
             ----------------------
             REQUIRED DISTRIBUTIONS................................5
             ----------------------
             QUALIFIED CONTRACTS...................................6
             -------------------
         ANNUITY PROVISIONS........................................6
         ------------------
             ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS............7
             ------------------------------------------
         MORTALITY AND EXPENSE RISK GUARANTEE......................7
         ------------------------------------
         FINANCIAL STATEMENTS......................................7
         --------------------



                                                                  VISSAI-__07
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ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2006 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

As discussed in note 2 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for non-traditional long-duration insurance contracts in 2004.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2004             $229,502,300.90                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,330,089.74                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006             $208,081,442.45                              $0
                 ------------- ---------------------------------- --------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,113 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2006, the five firms receiving the largest payments, ranging from $533,770 to $1,461,862, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

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                                       3
       FIRM NAME
---------------------------------------
---------------------------------------
  1    AIG Advisor Group Total
  2    Linsco/Private Ledger
  3    National Planning Holdings
       Total
  4    Raymond James Total
  5    H D Vest Investments

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for

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  The Allianz Vision(SM) Variable Annuity Contract SAI _____________, 2007
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any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

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CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:

o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

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  The Allianz Vision(SM) Variable Annuity Contract SAI _____________, 2007
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QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Annuity Payments upon.

o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date.
o    The Annuity Option you select.
o    The age of the Annuitant and any joint Annuitant.
o    The sex of the Annuitant and any joint Annuitant where allowed.

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We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2006, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2006 are also included herein.

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                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2006

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2006, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.


Minneapolis, Minnesota
April 6, 2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements




STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                             ALGER       ALGER
                                                        AIM V.I.                   AIM V.I.     ALGER      AMERICAN     AMERICAN
                                                        CAPITAL        AIM V.I. INTERNATIONAL  AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION   CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND           FUND         FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------
       Total Assets                                        11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

 Liabilities:
 Accrued mortality and expense risk and
 administrative charges                                         0            0           0         -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         0            0           0         -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     11,792        6,644       3,037       7,088        3,473       9,429
      Contracts in annuity payment period (note 2)              6            0           0          17           50           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $11,798        6,644       3,037       7,105        3,523       9,429
                                                      --------------------------------------------------------------------------

          *Investment shares                                  450          244         103         172           85         454
           Investments at cost                            $11,739        6,086       1,790       9,417        4,375       8,712







                 See accompanying notes to financial statements
                                        3




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)





                                                                                                                          AZL
                                                         ALGER                                                         DREYFUS
                                                        AMERICAN                   AZL AIM        AZL                  FOUNDERS
                                                         SMALL       AZL AIM     INTERNATIONAL  COLUMBIA   AZL DAVIS    EQUITY
                                                    CAPITALIZATION  BASIC VALUE    EQUITY      TECHNOLOGY  NY VENTURE    GROWTH
                                                       PORTFOLIO       FUND         FUND          FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      1,018      180,285     219,438      48,531      389,161     118,428
      Contracts in annuity payment period (note 2)              -            4           -           1           60           8
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $1,018      180,289     219,438      48,532      389,221     118,436
                                                      --------------------------------------------------------------------------

          *Investment shares                                   36       14,286      12,011       5,502       28,577      11,258
           Investments at cost                               $695      143,665     172,792      45,905      321,028     105,081







                 See accompanying notes to financial statements
                                        4



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                          AZL
                                                        DREYFUS                    AZL         AZL                       AZL
                                                        PREMIER    AZL FRANKLIN   FUSION      FUSION     AZL FUSION   JENNISON
                                                       SMALL CAP    SMALL CAP     BALANCED    GROWTH      MODERATE      20/20
                                                      VALUE FUND    VALUE FUND     FUND        FUND         FUND     FOCUS FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------
       Total Assets                                        71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                       --------------------------------------------------------------------------
      Net Assets                                          $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     71,174        327,285   269,515     883,579      633,894     153,824
      Contracts in annuity payment period (note 2)             12              -         -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Contract Owners' Equity (note 6)               $71,186        327,285   269,515     883,579      633,894     153,824
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,393         18,213    23,134      70,686       52,913      11,051
           Investments at cost                            $64,297        288,869   249,836     800,012      577,681     137,992



                 See accompanying notes to financial statements
                                        5



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                         AZL                                  AZL LMP
                                                       JENNISON       AZL LEGG    AZL LEGG    LARGE CAP     AZL LMP   AZL MONEY
                                                        GROWTH         MASON        MASON      GROWTH      SMALL CAP    MARKET
                                                         FUND       GROWTH FUND   VALUE FUND    FUND      GROWTH FUND    FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------
        Total Assets                                        48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
       Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     48,235       94,574     220,470     166,887       35,591     387,188
      Contracts in annuity payment period (note 2)              -            -          60          38            -         120
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $48,235       94,574     220,530     166,925       35,591     387,308
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,931        7,921      16,860      14,279        2,847     387,308
           Investments at cost                            $46,175       88,303     188,383     145,174       33,250     387,308



                 See accompanying notes to financial statements
                                        6


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                           AZL                                               AZL
                                                         NEUBERGER                                        OPPENHEIMER     AZL
                                                          BERMAN       AZL OCC     AZL OCC                 DEVELOPING  OPPENHEIMER
                                                          REGENCY   OPPORTUNITY  RENAISSANCE   AZL OCC      MARKETS      GLOBAL
                                                           FUND         FUND         FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     18,837      152,812     337,475     240,414       46,128     212,236
      Contracts in annuity payment period (note 2)              -            9          39           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $18,837      152,821     337,514     240,414       46,128     212,236
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,858        9,648      25,824      16,444        4,368      14,350
           Investments at cost                            $17,822      131,758     309,143     204,233       40,860     171,498



                 See accompanying notes to financial statements
                                        7


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                  AZL PIMCO
                                                         AZL                      FUNDAMENTAL   AZL VAN                 AZL VAN
                                                      OPPENHEIMER       AZL        INDEXPLUS    KAMPEN       AZL VAN    KAMPEN
                                                      INTERNATIONAL  OPPENHEIMER    TOTAL      AGGRESSIVE    KAMPEN    EQUITY AND
                                                        GROWTH       MAIN STREET    RETURN      GROWTH      COMSTOCK    INCOME
                                                         FUND           FUND         FUND        FUND         FUND       FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------
       Total Assets                                       158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    158,081      124,274       4,587      98,326      528,044     223,287
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $158,081      124,274       4,587      98,326      528,044     223,287
                                                      --------------------------------------------------------------------------

          *Investment shares                                8,409        9,801         441      10,781       44,004      17,609
           Investments at cost                           $125,861      106,197       4,621      87,735      443,828     195,131



                 See accompanying notes to financial statements
                                        8



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                        AZL VAN                   AZL VAN
                                                         KAMPEN       AZL VAN      KAMPEN     AZL VAN      AZL VAN
                                                         GLOBAL       KAMPEN      GROWTH AND KAMPEN MID     KAMPEN     DAVIS VA
                                                        FRANCHISE    GLOBAL REAL   INCOME    CAP GROWTH   STRATEGIC    FINANCIAL
                                                          FUND       ESTATE FUND    FUND       FUND       GROWTH FUND  PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------
       Total Assets                                       386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    386,210       63,019     364,743     241,109      166,476     131,460
      Contracts in annuity payment period (note 2)              -            -          23           -           17           9
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $386,210       63,019     364,766     241,109      166,493     131,469
                                                      --------------------------------------------------------------------------

          *Investment shares                               21,291        5,217      27,282      17,886       18,038       8,071
           Investments at cost                           $317,097       55,901     299,601     206,339      142,136      99,950



                 See accompanying notes to financial statements
                                        9


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                                         FRANKLIN
                                                                                   DREYFUS                  FRANKLIN      GROWTH
                                                         DAVIS VA                 IP SMALL                   GLOBAL        AND
                                                           REAL       DAVIS VA    CAP STOCK   DREYFUS    COMMUNICATIONS   INCOME
                                                          ESTATE       VALUE        INDEX       STOCK      SECURITIES   SECURITIES
                                                         PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------
        Total Assets                                        2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
       Net Assets                                          $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      2,483      196,867     283,716     398,214        208,745    554,079
      Contracts in annuity payment period (note 2)              -           45           -           2            363      1,461
                                                       --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $2,483      196,912     283,716     398,216        209,108    555,540
                                                      --------------------------------------------------------------------------

          *Investment shares                                  122       13,506      15,262      11,013         20,892     33,174
           Investments at cost                             $1,565      132,014     224,819     321,813        248,464    501,224



                 See accompanying notes to financial statements
                                        10


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                FRANKLIN                              FRANKLIN
                                                       FRANKLIN     FRANKLIN    LARGE CAP   FRANKLIN                   RISING
                                                         HIGH        INCOME      GROWTH       MONEY      FRANKLIN    DIVIDENDS
                                                        INCOME     SECURITIES  SECURITIES    MARKET    REAL ESTATE   SECURITIES
                                                         FUND         FUND        FUND        FUND         FUND         FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------
       Total Assets                                       217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                    -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
        Total Liabilities                                     -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    217,527    1,123,662     341,644      31,349      548,079      721,822
      Contracts in annuity payment period (note 2)            163        1,116         132         234          396          828
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $217,690    1,124,778     341,776      31,583      548,475      722,650
                                                      ---------------------------------------------------------------------------

          *Investment shares                               31,616       64,426      20,662      31,583       15,755       34,992
           Investments at cost                           $216,102      972,453     300,786      31,582      404,500      544,180



                 See accompanying notes to financial statements
                                        11


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                                           J.P.
                                                         FRANKLIN                                                         MORGAN
                                                         SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN    J.P. MORGAN    U.S. LARGE
                                                           VALUE     SMALL-MID      U.S.        ZERO      INTERNATIONAL  CAP CORE
                                                        SECURITIES   CAP GROWTH  GOVERNMENT    COUPON       EQUITY        EQUITY
                                                           FUND         FUND        FUND      FUND 2010    PORTFOLIO     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------
       Total Assets                                       201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    201,641      269,715     458,753      88,558          523         705
      Contracts in annuity payment period (note 2)            189          235         522          62            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $201,830      269,950     459,275      88,620          523         705
                                                      --------------------------------------------------------------------------

          *Investment shares                               10,720       12,114      36,503       5,609           35          45
           Investments at cost                           $142,992      211,849     469,760      90,336          378         635



                 See accompanying notes to financial statements
                                       12


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)


                                                        JENNISON       MUTUAL      MUTUAL                 OPPENHEIMER  OPPENHEIMER
                                                          20/20      DISCOVERY     SHARES     OPCAP MID     GLOBAL       HIGH
                                                          FOCUS      SECURITIES  SECURITIES      CAP      SECURITIES     INCOME
                                                        PORTFOLIO       FUND        FUND      PORTFOLIO     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------
       Total Assets                                       126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    126,736      788,249   1,106,792      14,483      241,637      38,259
      Contracts in annuity payment period (note 2)              -          203         479           -           99           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $126,736      788,452   1,107,271      14,483      241,736      38,259
                                                      --------------------------------------------------------------------------

          *Investment shares                                8,016       36,193      53,972         930        6,571       4,475
           Investments at cost                            $96,805      580,409     860,388      13,773      152,956      36,726



                 See accompanying notes to financial statements
                                        13



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                              PIMCO VIT
                                                        OPPENHEIMER                           EMERGING
                                                          MAIN       PIMCO VIT    PIMCO VIT    MARKETS     PIMCO VIT   PIMCO VIT
                                                         STREET      ALL ASSET    COMMODITY     BOND      GLOBAL BOND  HIGH YIELD
                                                         FUND/VA     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------
       Total Assets                                       164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                         $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    164,245      205,480      84,388      35,627       29,522     201,783
      Contracts in annuity payment period (note 2)             55            -           -           -            -          30
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $164,300      205,480      84,388      35,627       29,522     201,813
                                                      --------------------------------------------------------------------------

          *Investment shares                                6,630       17,608       7,461       2,552        2,448      24,198
           Investments at cost                           $118,483      205,560      89,872      34,801       29,653     195,748



                 See accompanying notes to financial statements
                                        14


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                                      SP
                                                                  PIMCO VIT                                        STRATEGIC
                                                                 STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN    PARTNERS
                                                      PIMCO VIT  GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP   FOCUSED
                                                    REAL RETURN    INCOME      RETURN     TECHNOLOGY     VALUE      GROWTH
                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------
       Total Assets                                    253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Net Assets                                      $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 253,259      21,404     492,199        2,954     159,933      30,769
      Contracts in annuity payment period (note
2)                                                          58           -         141            -          46           -
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $253,317      21,404     492,340        2,954     159,979      30,769
                                                  --------------------------------------------------------------------------

          *Investment shares                            21,234       1,920      48,650          185       8,643       4,215
           Investments at cost                        $269,734      16,146     502,113        3,077     127,843      27,367



                 See accompanying notes to financial statements
                                       15




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                     SP WILLIAM   TEMPLETON   TEMPLETON               TEMPLETON
                                                       BLAIR       GLOBAL    DEVELOPING    TEMPLETON    GLOBAL     TEMPLETON
                                                    INTERNATIONAL   ASSET      MARKETS     FOREIGN      INCOME      GROWTH
                                                      GROWTH      ALLOCATION  SECURITIES  SECURITIES  SECURITIES  SECURITIES
                                                     PORTFOLIO      FUND        FUND         FUND        FUND         FUND
                                                  --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                    $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------
       Total Assets                                     21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
      Net Assets                                       $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  21,901      16,934     350,873      458,709      27,577     844,151
      Contracts in annuity payment period (note
2)                                                           -          24         128          453         149         800
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $21,901      16,958     351,001      459,162      27,726     844,951
                                                  --------------------------------------------------------------------------

          *Investment shares                             2,681         772      25,399       24,336       1,763      52,806
           Investments at cost                         $16,283      14,911     223,431      337,938      22,590     671,504



                 See accompanying notes to financial statements
                                        16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                       VAN         VAN
                                                       VAN KAMPEN  KAMPEN LIT   KAMPEN LIT
                                                         LIT       GROWTH AND   STRATEGIC
                                                      ENTERPRISE     INCOME      GROWTH            TOTAL ALL
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO            FUNDS
                                                  -----------------------------------------------------------

 Assets:
    Investments at net asset value*                       $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------
       Total Assets                                        186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -           -                     -
                                                  -----------------------------------------------------------
      Total Liabilities                                      -           -           -                     -
                                                  -----------------------------------------------------------
      Net Assets                                          $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

 Contract Owners' Equity:

      Contracts in accumulation period                     186       1,043       5,196            19,160,429
      Contracts in annuity payment period (note
2)                                                           -           -           -                8,886
                                                  -----------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $186       1,043       5,196            19,169,315
                                                  -----------------------------------------------------------

          *Investment shares                                12          47         182             1,670,964
           Investments at cost                            $246         788       4,985            16,267,858



                 See accompanying notes to financial statements
                                       17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                              ALGER       ALGER
                                                          AIM V.I.                  AIM V.I.     ALGER       AMERICAN    AMERICAN
                                                          CAPITAL       AIM V.I.  INTERNATIONAL  AMERICAN   LEVERAGED     MIDCAP
                                                        APPRECIATION  CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                            FUND         FUND         FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $7          109          28          10           -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         211          118          50         113           52         176
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (204)          (9)        (22)       (103)         (52)       (176)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -            -           -           -            -       1,469
    Realized gains (losses) on sales of investments,
    net                                                   (4,955)        (283)         165       (786)        (293)         189
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net           (4,955)        (283)         165       (786)        (293)       1,658
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           286        1,178         549       1,124          910       (707)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                             (4,669)          895         714         338          617         951
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $(4,873)          886         692         235          565         775
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       18



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                                                           AZL
                                                           ALGER                                                         DREYFUS
                                                          AMERICAN                  AZL AIM         AZL                  FOUNDERS
                                                           SMALL        AZL AIM   INTERNATIONAL   COLUMBIA    AZL DAVIS   EQUITY
                                                      CAPITALIZATION  BASIC VALUE    EQUITY      TECHNOLOGY  NY VENTURE  GROWTH
                                                         PORTFOLIO       FUND         FUND         FUND       FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          185         346           -          938           2
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          19        3,335       3,105         993        6,050       1,732
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (19)      (3,150)     (2,759)       (993)      (5,112)     (1,730)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -        5,196       1,843           -            -       4,797
    Realized gains (losses) on sales of investments,
    net                                                        69        5,744       8,348         890        5,978       2,066
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                69       10,940      10,191         890        5,978       6,863
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           125        9,432      26,511       (147)       36,983       4,488
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                 194       20,372      36,702         743       42,961      11,351
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                  $175       17,222      33,943       (250)       37,849       9,621
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       19




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            AZL
                                                           DREYFUS                      AZL       AZL                     AZL
                                                           PREMIER    AZL FRANKLIN     FUSION    FUSION    AZL FUSION   JENNISON
                                                          SMALL CAP    SMALL CAP      BALANCED   GROWTH      MODERATE     20/20
                                                          VALUE FUND    VALUE FUND      FUND      FUND        FUND     FOCUS FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $44            783         669       424        1,014           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       1,248          5,414       3,734    12,090        8,868       2,293
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,204)        (4,631)     (3,065)  (11,666)      (7,854)     (2,293)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   3,366         15,646       1,414     3,789        3,324          81
    Realized gains (losses) on sales of investments,
    net                                                     1,499          7,506       2,248     2,956        2,457       2,128
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             4,865         23,152       3,662     6,745        5,781       2,209
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,725         14,214      15,974    68,906       44,932      11,508
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               7,590         37,366      19,636    75,651       50,713      13,717
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                $6,386         32,735      16,571    63,985       42,859      11,424
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      20





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            AZL                                 AZL LMP
                                                          JENNISON      AZL LEGG     AZL LEGG   LARGE CAP    AZL LMP    AZL MONEY
                                                           GROWTH        MASON         MASON     GROWTH     SMALL CAP    MARKET
                                                            FUND      GROWTH FUND   VALUE FUND    FUND     GROWTH FUND    FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -            -      17,755
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         828        1,669       3,845       3,203          641       7,468
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (828)      (1,669)     (3,845)     (3,203)        (641)      10,287
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                      -        3,287          38       3,608            -           -
    Realized gains (losses) on sales of investments,
    net                                                     (166)        1,284       3,728       3,280          384           -
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             (166)        4,571       3,766       6,888          384           -
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          448        (3,735)      8,783      (1,088)       2,033           -
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                                 282          836      12,549       5,800        2,417           -
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                 $(546)        (833)       8,704       2,597        1,776      10,287
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       21




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                             AZL                                                AZL
                                                          NEUBERGER                                         OPPENHEIMER     AZL
                                                           BERMAN      AZL OCC      AZL OCC                  DEVELOPING  OPPENHEIMER
                                                          REGENCY    OPPORTUNITY  RENAISSANCE   AZL OCC       MARKETS      GLOBAL
                                                            FUND        FUND         FUND      VALUE FUND       FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $60            -         987       1,712           45         106
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          120        3,002       6,554       3,988          296       3,485
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (60)      (3,002)     (5,567)     (2,276)        (251)     (3,379)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -        4,804      29,243      14,026            -       3,920
    Realized gains (losses) on sales of investments,
    net                                                        36        6,516       9,423       5,675        (937)       4,909
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                36       11,320      38,666      19,701        (937)       8,829

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,015        2,444     (5,196)      17,100        5,268      17,103
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                               1,051       13,764      33,470      36,801        4,331      25,932
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from
 operations                                                  $991       10,762      27,903      34,525        4,080      22,553
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       22





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                    AZL PIMCO
                                                           AZL                     FUNDAMENTAL  AZL VAN                  AZL VAN
                                                        OPPENHEIMER      AZL        INDEXPLUS   KAMPEN       AZL VAN     KAMPEN
                                                       INTERNATIONAL  OPPENHEIMER    TOTAL     AGGRESSIVE     KAMPEN    EQUITY AND
                                                          GROWTH      MAIN STREET    RETURN      GROWTH      COMSTOCK     INCOME
                                                           FUND          FUND         FUND       FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          573          95           -        5,105       1,912
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        2,089        2,081          24       2,070        9,306       3,444
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               (2,089)      (1,508)          71     (2,070)      (4,201)     (1,532)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     186        2,197         220       7,626       29,805       3,318
    Realized gains (losses) on sales of investments,
    net                                                     5,000        1,864          16       4,646       13,507       2,528
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             5,186        4,061         236      12,272       43,312       5,846

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        21,989        9,886        (34)     (7,838)       23,820      14,778
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation (depreciation)
               on investments                              27,175       13,947         202       4,434       67,132      20,624
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $25,086       12,439         273       2,364       62,931      19,092
 operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      23




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                           AZL VAN                  AZL VAN
                                                           KAMPEN       AZL VAN      KAMPEN      AZL VAN     AZL VAN
                                                           GLOBAL        KAMPEN    GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA
                                                         FRANCHISE    GLOBAL REAL    INCOME    CAP GROWTH   STRATEGIC    FINANCIAL
                                                            FUND       ESTATE FUND   FUND         FUND     GROWTH FUND   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $4,725          316       2,700           -            -         710
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        5,907          331       6,266       4,370        3,308       2,082
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               (1,182)         (15)     (3,566)     (4,370)      (3,308)     (1,372)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   5,925          126      19,683       7,032          632          83
    Realized gains (losses) on sales of investments,
    net                                                     8,564          312      10,134       9,745        4,866       5,185
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            14,489          438      29,817      16,777        5,498       5,268
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        39,662        7,118      16,661         718      (2,660)      12,957
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments             54,151        7,556      46,478      17,495        2,838      18,225
                                                      --------------------------------------------------------------------------
  Net increase (decrease) in net assets from              $52,969        7,541      42,912      13,125        (470)      16,853
  operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       24




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)



                                                                                                                         FRANKLIN
                                                                                    DREYFUS                 FRANKLIN      GROWTH
                                                           DAVIS VA                 IP SMALL                 GLOBAL        AND
                                                            REAL       DAVIS VA    CAP STOCK   DREYFUS   COMMUNICATIONS   INCOME
                                                           ESTATE       VALUE        INDEX       STOCK     SECURITIES   SECURITIES
                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND       FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $75        1,425       1,060       5,282            557    13,371
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           44        3,534       5,027       6,781          2,858     8,436
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                   31      (2,109)     (3,967)     (1,499)        (2,301)     4,935
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     244            -       6,011           -              -    26,120
    Realized gains (losses) on sales of investments,
    net                                                       353        9,026      11,515      11,150        (9,841)     4,717
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               597        9,026      17,526      11,150        (9,841)    30,837

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            86       16,222      16,032      35,546         48,655    39,368
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments                683       25,248      33,558      46,696         38,814    70,205
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $714       23,139      29,591      45,197         36,513    75,140
 operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       25



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                  FRANKLIN                               FRANKLIN
                                                         FRANKLIN     FRANKLIN    LARGE CAP     FRANKLIN                 RISING
                                                           HIGH        INCOME      GROWTH        MONEY      FRANKLIN    DIVIDENDS
                                                          INCOME     SECURITIES  SECURITIES     MARKET    REAL ESTATE  SECURITIES
                                                           FUND         FUND        FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $12,793       32,077       2,697       1,492       10,553       7,846
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        3,531       15,099       5,799         485        9,512      12,154
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                9,262       16,978     (3,102)       1,007        1,041     (4,308)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                        -        4,212           -           -       39,980       3,513
    Realized gains (losses) on sales of investments,
    net                                                      (675)       13,646       3,499           -       27,573      28,503
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on  investments, net             (675)       17,858       3,499           -       67,553      32,016

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         6,484      107,904      28,016           -       18,384      71,203
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            5,809      125,762      31,515           -       85,937     103,219
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $15,071      142,740      28,413       1,007       86,978      98,911
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       26




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                          FRANKLIN                                            J.P.          J.P.
                                                          SMALL CAP    FRANKLIN     FRANKLIN    FRANKLIN     MORGAN      MORGAN U.S.
                                                            VALUE      SMALL-MID      U.S.        ZERO    INTERNATIONAL  LARGE CAP
                                                          SECURITIES  CAP GROWTH   GOVERNMENT    COUPON      EQUITY     CORE EQUITY
                                                             FUND        FUND         FUND      FUND 2010   PORTFOLIO    PORTFOLIO
                                                      ---------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                     $1,346           -       20,845       3,665           7            8
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         3,861       4,890        7,998       1,615          10          13
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net               (2,515)     (4,890)       12,847       2,050         (3)           (5)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   7,197           -            -           -           -             -
    Realized gains (losses) on sales of investments,
    net                                                    14,509      13,319      (3,921)       (740)          38             7
                                                      ---------------------------------------------------------------------------
    Realized gains (losses) on investments, net            21,706      13,319      (3,921)       (740)          38             7
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          9,561       9,926        1,667       (534)          71          101
                                                      ---------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            31,267      23,245      (2,254)     (1,274)         109          108
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $28,752      18,355       10,593         776         106          103
                                                      ---------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       27




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)



                                                         JENNISON      MUTUAL      MUTUAL                 OPPENHEIMER  OPPENHEIMER
                                                           20/20     DISCOVERY     SHARES      OPCAP MID     GLOBAL       HIGH
                                                           FOCUS     SECURITIES   SECURITIES      CAP      SECURITIES    INCOME
                                                         PORTFOLIO      FUND         FUND      PORTFOLIO     FUND/VA     FUND/VA
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-        6,831      11,769           -        2,494       2,829
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       2,281       11,721      15,631          63        4,445         675
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,281)      (4,890)     (3,862)        (63)      (1,951)       2,154
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   8,095       23,484      28,848           -       13,025           -
    Realized gains (losses) on sales of investments,
    net                                                     6,944       29,983      28,109         (7)       13,824           4
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            15,039       53,467      56,957         (7)       26,849           4
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (449)       76,474      87,658         710        8,959         417
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments           14,590      129,941     144,615         703       35,808         421
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $12,309      125,051     140,753         640       33,857       2,575
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       28




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                             PIMCO VIT
                                                       OPPENHEIMER                            EMERGING
                                                          MAIN        PIMCO VIT   PIMCO VIT    MARKETS     PIMCO VIT   PIMCO VIT
                                                         STREET      ALL ASSET    COMMODITY     BOND     GLOBAL BOND  HIGH YIELD
                                                         FUND/VA     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $1,911       11,304       3,472       1,594          757      13,335
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       3,072        3,727       1,410         557          411       3,571
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,161)        7,577       2,062       1,037          346       9,764
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -          514         330         477            -           -
    Realized gains (losses) on sales of investments,
    net                                                     6,835          285       (647)          19        (166)         554
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             6,835          799       (317)         496        (166)         554
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        13,967      (3,420)     (5,729)         660          357       3,002
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments           20,802      (2,621)     (6,046)       1,156          191       3,556
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations    $19,641        4,956     (3,984)       2,193          537      13,320
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       29



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                                                         SP
                                                                     PIMCO VIT                                        STRATEGIC
                                                        PIMCO VIT   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS
                                                          REAL      GROWTH AND     TOTAL      GLOBAL     SMALLER-CAP    FOCUSED
                                                         RETURN       INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH
                                                        PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $11,206        1,029      20,957           -            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        4,865          542       8,596          53        3,027         665
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                6,341          487      12,361        (53)      (3,027)       (665)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                  6,653           163       2,616           -       13,634       2,704
    Realized gains (losses) on sales of investments,
    net                                                   (2,028)          982     (2,118)       (102)        8,183       1,235
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             4,625        1,145         498       (102)       21,817       3,939
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (14,338)          937     (3,944)         598        9,108     (4,740)
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments          (9,713)        2,082     (3,446)         496       30,925       (801)
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $(3,372)        2,569       8,915         443       27,898     (1,466)
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       30



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                            SP
                                                          WILLIAM     TEMPLETON    TEMPLETON                TEMPLETON
                                                           BLAIR       GLOBAL     DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON
                                                       INTERNATIONAL    ASSET       MARKETS     FOREIGN      INCOME      GROWTH
                                                           GROWTH     ALLOCATION   SECURITIES  SECURITIES   SECURITIES  SECURITIES
                                                          PORTFOLIO      FUND        FUND        FUND          FUND       FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                      $343        1,213       3,867       5,623          906       9,458
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          425          226       6,319       6,837          402      11,772
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (82)          987     (2,452)     (1,214)          504     (2,314)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   1,775        1,049           -           -            -      25,130
    Realized gains (losses) on sales of investments,
    net                                                     1,205          292      36,528      17,151          841      15,752
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             2,980        1,341      36,528      17,151          841      40,882
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           641          685      37,740      59,983        1,801      92,505
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            3,621        2,026      74,268      77,134        2,642     133,387
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $3,539        3,013      71,816      75,920        3,146     131,073
                                                      --------------------------------------------------------------------------




                 See accompanying notes to financial statements
                                        31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)


                                                                                      VAN
                                                             VAN       VAN KAMPEN  KAMPEN LIT
                                                         KAMPEN LIT    LIT GROWTH   STRATEGIC
                                                         ENTERPRISE    AND INCOME    GROWTH
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO   TOTAL
                                                      -------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $1           14           -     267,372
                                                      -------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3           18         100     309,039
                                                      -------------------------------------------------
               Investment Income (loss), net                  (2)          (4)       (100)    (41,667)
                                                      -------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -           77           -     392,535
    Realized gains (losses) on sales of investments,
    net                                                      (17)           47          36     422,827
                                                      -------------------------------------------------
    Realized gains (losses) on investments, net              (17)          124          36     815,362
                                                      -------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            29           20         114   1,192,660
                                                      -------------------------------------------------
      Total realized gains (losses) &
      unrealized appreciation (depreciation) on
      investments                                              12          144         150   2,008,022
                                                      -------------------------------------------------
 Net increase (decrease) in net assets from operations        $10          140          50   1,966,355
                                                      -------------------------------------------------




                 See accompanying notes to financial statements
                                        32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND              FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(204)        (242)         (9)        (73)         (22)        (29)
      Realized gains (losses) on investments, net         (4,955)      (2,429)       (283)       (209)          165          37
      Net change in unrealized appreciation
        (depreciation) on investments                         286        3,482       1,178         556          549         384
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (4,873)          811         886         274          692         392
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                        20            1           -           -            -           -
      Transfers between funds  (note 2)                     4,413      (1,721)       (720)       (802)        (177)       (134)
      Surrenders and terminations, net                    (2,029)      (2,222)       (990)       (642)        (300)       (162)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (9)          (9)         (5)         (5)          (4)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                2,395      (3,951)     (1,715)     (1,449)        (481)       (297)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,478)      (3,140)       (829)     (1,175)          211          95
 Net assets at beginning of period                         14,276       17,416       7,473       8,648        2,826       2,731
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $11,798       14,276       6,644       7,473        3,037       2,826
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        33





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   ALGER AMERICAN
                                                       ALGER AMERICAN GROWTH      LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(103)        (114)        (52)        (57)        (176)       (197)
      Realized gains (losses) on investments, net           (786)      (1,473)       (293)       (872)        1,658         584
      Net change in unrealized appreciation
        (depreciation) on investments                       1,124        2,442         910       1,351        (707)         425
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     235          855         565         422          775         812
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                     (710)        (651)       (148)       (593)      (1,091)       (978)
      Surrenders and terminations , net                   (1,173)      (1,611)       (519)       (665)      (1,488)     (1,103)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (3)          (5)         (2)         (3)          (7)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (1,886)      (2,267)       (669)     (1,261)      (2,586)     (2,087)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,651)      (1,412)       (104)       (839)      (1,811)     (1,275)
 Net assets at beginning of period                          8,756       10,168       3,627       4,466       11,240      12,515
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,105        8,756       3,523       3,627        9,429      11,240
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        34





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        ALGER AMERICAN SMALL     AZL AIM BASIC VALUE    AZL AIM INTERNATIONAL
                                                      CAPITALIZATION PORTFOLIO          FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(19)         (18)     (3,150)     (3,231)      (2,759)     (1,368)
      Realized gains (losses) on investments, net              69            3      10,940       8,514       10,191       4,195
      Net change in unrealized appreciation
        (depreciation) on investments                         125          161       9,432         273       26,511       9,672
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     175          146      17,222       5,556       33,943      12,499
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -      17,217      26,948       41,667      31,122
      Transfers between funds  (note 2)                      (62)         (54)    (19,682)    (16,558)       36,180      20,073
      Surrenders and terminations, net                      (202)         (86)     (9,575)     (8,246)      (8,329)     (3,554)
      Rescissions                                               -            -       (524)       (288)      (1,172)       (665)
      Bonus (recapture)                                         -            -         204         384          711         558
      Contract maintenance charges (note 2)                   (1)          (1)        (58)        (43)         (49)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (265)        (141)    (12,418)       2,197       69,008      47,519
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (90)            5       4,804       7,753      102,951      60,018
 Net assets at beginning of period                          1,108        1,103     175,485     167,732      116,487      56,469
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,018        1,108     180,289     175,485      219,438     116,487
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        35





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                            AZL COLUMBIA         AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND               FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(993)        (839)     (5,112)     (3,641)      (1,730)     (1,279)
      Realized gains (losses) on investments, net             890        (105)       5,978       6,547        6,863       4,367
      Net change in unrealized appreciation
        (depreciation) on investments                       (147)          175      36,983      15,124        4,488       (655)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (250)        (769)      37,849      18,030        9,621       2,433
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     7,784        7,554      72,604      95,600       12,074      19,460
      Transfers between funds  (note 2)                   (3,562)      (5,665)      17,723      23,806       15,176     (6,908)
      Surrenders and terminations, net                    (2,401)      (1,567)    (14,900)     (9,750)      (4,999)     (3,512)
      Rescissions                                           (291)        (125)     (1,262)     (2,047)        (384)       (375)
      Bonus (recapture)                                       162          141         759       1,139          169         216
      Contract maintenance charges (note 2)                  (23)         (11)       (109)        (39)         (20)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                1,669          327      74,815     108,709       22,016       8,858
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,419        (442)     112,664     126,739       31,637      11,291
 Net assets at beginning of period                         47,113       47,555     276,557     149,818       86,799      75,508
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $48,532       47,113     389,221     276,557      118,436      86,799
                                                      --------------------------------------------------------------------------




                 See accompanying notes to financial statements
                                        36





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL DREYFUS PREMIER      AZL FRANKLIN SMALL      AZL FUSION BALANCED
                                                        SMALL CAP VALUE FUND       CAP VALUE FUND                FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,204)        (828)     (4,631)     (2,429)      (3,065)       (709)
      Realized gains (losses) on investments, net           4,865        1,610      23,152       4,655        3,662          93
      Net change in unrealized appreciation
        (depreciation) on investments                       2,725          266      14,214       7,091       15,974       3,705
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   6,386        1,048      32,735       9,317       16,571       3,089
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,839       23,234      70,093      92,875      108,768      71,820
      Transfers between funds  (note 2)                   (4,368)        2,682       7,607       7,301       38,880      42,625
      Surrenders and terminations, net                    (2,084)      (1,875)    (11,732)     (6,858)      (9,858)     (1,431)
      Rescissions                                           (340)        (703)     (1,731)     (1,977)      (2,814)     (1,802)
      Bonus (recapture)                                       252          411         969       1,437        2,562       1,060
      Contract maintenance charges (note 2)                  (20)          (7)        (42)        (28)           47         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                9,279       23,742      65,164      92,750      137,585     112,270
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,665       24,790      97,899     102,067      154,156     115,359
 Net assets at beginning of period                         55,521       30,731     229,386     127,319      115,359           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $71,186       55,521     327,285     229,386      269,515     115,359
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        37




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                 AZL FUSION MODERATE      AZL JENNISON 20/20
                                                       AZL FUSION GROWTH FUND           FUND                  FOCUS FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                     $(11,666)      (2,061)     (7,854)     (1,785)      (2,293)       (292)
      Realized gains (losses) on investments, net           6,745          222       5,781         122        2,209         147
      Net change in unrealized appreciation
        (depreciation) on investments                      68,906       14,661      44,932      11,281       11,508       4,324
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  63,985       12,822      42,859       9,618       11,424       4,179
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                   408,777      192,201     308,564     190,316       58,318      24,961
      Transfers between funds  (note 2)                    91,917      132,195       8,870      98,397       10,439      49,478
      Surrenders and terminations, net                   (12,985)      (1,922)    (17,797)     (1,605)      (4,128)       (582)
      Rescissions                                        (12,817)      (1,649)     (9,715)     (2,687)        (888)       (367)
      Bonus (recapture)                                     7,273        3,705       4,178       2,873          676         327
      Contract maintenance charges (note 2)                    84          (7)          28         (5)         (11)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              482,249      324,523     294,128     287,289       64,406      73,815
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        546,234      337,345     336,987     296,907       75,830      77,994
 Net assets at beginning of period                        337,345            -     296,907           -       77,994           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $883,579      337,345     633,894     296,907      153,824      77,994
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        38




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL JENNISON GROWTH    AZL LEGG MASON GROWTH    AZL LEGG MASON VALUE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(828)        (178)     (1,669)     (1,091)      (3,845)     (2,682)
      Realized gains (losses) on investments, net           (166)          100       4,571       2,439        3,766       2,327
      Net change in unrealized appreciation
        (depreciation) on investments                         448        1,612     (3,735)       3,669        8,783      11,662
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (546)        1,534       (833)       5,017        8,704      11,307
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    23,193       10,563      23,905      13,366       45,410      87,839
      Transfers between funds  (note 2)                   (9,048)       24,324     (2,961)      13,855     (25,021)      31,604
      Surrenders and terminations, net                    (1,480)        (270)     (4,113)     (2,391)     (10,621)     (5,323)
      Rescissions                                           (399)         (87)       (542)       (199)      (1,020)     (2,117)
      Bonus (recapture)                                       274          182         317         177          431       1,161
      Contract maintenance charges (note 2)                   (4)          (1)        (15)        (14)         (40)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               12,536       34,711      16,591      24,794        9,139     113,141
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,990       36,245      15,758      29,811       17,843     124,448
 Net assets at beginning of period                         36,245            -      78,816      49,005      202,687      78,239
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $48,235       36,245      94,574      78,816      220,530     202,687
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        39



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          AZL LMP LARGE CAP       AZL LMP SMALL CAP
                                                            GROWTH FUND              GROWTH FUND         AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,203)      (2,525)       (641)       (124)       10,287       2,051
      Realized gains (losses) on investments, net           6,888        3,613         384          31            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,088)       11,004       2,033         308            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,597       12,092       1,776         215       10,287       2,051
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,414       35,601      14,989       8,246      266,201     305,763
      Transfers between funds  (note 2)                  (16,000)        (496)       (598)      12,933    (119,514)   (176,733)
      Surrenders and terminations, net                    (8,853)      (7,433)     (1,445)       (369)     (80,056)    (40,890)
      Rescissions                                           (331)        (608)       (312)       (179)      (8,188)     (9,381)
      Bonus (recapture)                                       219          620         225         114        3,700       4,240
      Contract maintenance charges (note 2)                  (74)         (34)         (3)         (1)         (79)        (62)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (9,625)       27,650      12,856      20,744       62,064      82,937
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,028)       39,742      14,632      20,959       72,351      84,988
 Net assets at beginning of period                        173,953      134,211      20,959           -      314,957     229,969
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $166,925      173,953      35,591      20,959      387,308     314,957
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        40



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY      AZL OCC RENAISSANCE
                                                            REGENCY FUND                FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (60)            -     (3,002)     (2,366)      (5,567)     (7,714)
      Realized gains (losses) on investments, net              36            -      11,320       2,484       38,666      48,995
      Net change in unrealized appreciation
        (depreciation) on investments                       1,015            -       2,444       3,570      (5,196)    (67,979)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     991            -      10,762       3,688       27,903    (26,698)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     7,136            -      26,646      26,923       22,643      74,819
      Transfers between funds  (note 2)                    11,112            -     (7,251)    (16,466)     (71,965)   (101,890)
      Surrenders and terminations, net                      (247)            -     (7,112)     (4,997)     (19,198)    (17,286)
      Rescissions                                           (277)            -     (1,016)       (636)        (426)     (1,856)
      Bonus (recapture)                                       121            -         443         556          232       1,016
      Contract maintenance charges (note 2)                     1            -        (29)        (29)         (84)       (102)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               17,846            -      11,681       5,351     (68,798)    (45,299)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         18,837            -      22,443       9,039     (40,895)    (71,997)
 Net assets at beginning of period                              -            -     130,378     121,339      378,409     450,406
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               18,837            -     152,821     130,378      337,514     378,409
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                      41



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   AZL OPPENHEIMER
                                                                                 DEVELOPING MARKETS     AZL OPPENHEIMER GLOBAL
                                                         AZL OCC VALUE FUND             FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,276)      (3,698)       (251)           -      (3,379)     (2,185)
      Realized gains (losses) on investments, net          19,701       18,122       (937)           -        8,829       1,634
      Net change in unrealized appreciation
        (depreciation) on investments                      17,100     (13,119)       5,268           -       17,103      14,644
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  34,525        1,305       4,080           -       22,553      14,093
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,064       55,649      15,362           -       44,091      56,869
      Transfers between funds  (note 2)                  (15,425)     (53,930)      27,590           -        4,379       2,415
      Surrenders and terminations, net                   (11,059)      (9,607)       (351)           -      (5,814)     (3,074)
      Rescissions                                           (203)      (1,605)       (728)           -      (1,099)       (861)
      Bonus (recapture)                                       174          903         167           -          580         780
      Contract maintenance charges (note 2)                  (39)         (49)           8           -         (43)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (12,488)      (8,639)      42,048           -       42,094      56,112
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         22,037      (7,334)      46,128           -       64,647      70,205
 Net assets at beginning of period                        218,377      225,711           -           -      147,589      77,384
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $240,414      218,377      46,128           -      212,236     147,589
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        42



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                        INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN
                                                                FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,089)        (976)     (1,508)     (1,600)           71           -
      Realized gains (losses) on investments, net           5,186        3,359       4,061         716          236           -
      Net change in unrealized appreciation
        (depreciation) on investments                      21,989        4,361       9,886       4,312         (34)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  25,086        6,744      12,439       3,428          273           -
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    32,463       19,912      21,696      35,009        1,352           -
      Transfers between funds  (note 2)                    36,535        7,376       (559)     (3,908)        3,057           -
      Surrenders and terminations, net                    (5,513)      (1,855)     (4,127)     (2,953)         (34)           -
      Rescissions                                           (912)        (456)       (861)       (736)         (83)           -
      Bonus (recapture)                                       603          359         256         570           23           -
      Contract maintenance charges (note 2)                  (23)          (9)        (35)        (14)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               63,153       25,327      16,370      27,968        4,314           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,239       32,071      28,809      31,396        4,587           -
 Net assets at beginning of period                         69,842       37,771      95,465      64,069            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $158,081       69,842     124,274      95,465        4,587           -
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        43




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL VAN KAMPEN           AZL VAN KAMPEN       AZL VAN KAMPEN EQUITY
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,070)      (1,852)     (4,201)     (6,260)      (1,532)     (2,247)
      Realized gains (losses) on investments, net          12,272        5,751      43,312      26,467        5,846         983
      Net change in unrealized appreciation
        (depreciation) on investments                     (7,838)        4,404      23,820     (9,869)       14,778       8,146
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,364        8,303      62,931      10,338       19,092       6,882
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    13,842       18,812      57,747     121,144       46,273      65,107
      Transfers between funds  (note 2)                  (14,359)     (11,245)    (36,770)    (15,762)        5,217      14,423
      Surrenders and terminations, net                    (5,246)      (4,239)    (28,091)    (19,462)      (8,024)     (5,746)
      Rescissions                                           (405)        (307)     (1,446)     (2,645)      (1,084)     (1,350)
      Bonus (recapture)                                       210          368         601       1,587          327         743
      Contract maintenance charges (note 2)                  (20)         (24)       (119)        (97)         (18)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (5,978)        3,365     (8,078)      84,765       42,691      73,162
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,614)       11,668      54,853      95,103       61,783      80,044
 Net assets at beginning of period                        101,940       90,272     473,191     378,088      161,504      81,460
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $98,326      101,940     528,044     473,191      223,287     161,504
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       44




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GROWTH
                                                           FRANCHISE FUND         REAL ESTATE FUND         AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,182)      (3,634)        (15)           -      (3,566)     (3,999)
      Realized gains (losses) on investments, net          14,489        3,273         438           -       29,817      15,640
      Net change in unrealized appreciation
        (depreciation) on investments                      39,662       17,543       7,118           -       16,661       7,664
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  52,969       17,182       7,541           -       42,912      19,305
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    69,594       86,009      18,889           -       45,270      60,919
      Transfers between funds  (note 2)                    23,732       35,186      37,246           -     (15,159)      15,621
      Surrenders and terminations, net                   (11,916)      (7,606)       (520)           -     (19,198)    (10,829)
      Rescissions                                         (1,639)      (1,390)       (386)           -        (971)     (1,272)
      Bonus (recapture)                                       842        1,174         251           -          480         771
      Contract maintenance charges (note 2)                  (18)         (30)         (2)           -         (51)        (61)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               80,595      113,343      55,478           -       10,371      65,149
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        133,564      130,525      63,019           -       53,283      84,454
 Net assets at beginning of period                        252,646      122,121           -           -      311,483     227,029
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $386,210      252,646      63,019           -      364,766     311,483
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        45




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                       AZL VAN KAMPEN MID CAP       AZL VAN KAMPEN        DAVIS VA FINANCIAL
                                                            GROWTH FUND         STRATEGIC GROWTH FUND         PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(4,370)      (2,519)     (3,308)     (3,142)      (1,372)     (1,288)
      Realized gains (losses) on investments, net          16,777        5,243       5,498       3,739        5,268       2,615
      Net change in unrealized appreciation
        (depreciation) on investments                         718       18,891     (2,660)       8,041       12,957       4,590
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  13,125       21,615       (470)       8,638       16,853       5,917
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    56,587       49,222      19,795      32,743       12,385      17,552
      Transfers between funds  (note 2)                  (12,616)       42,058    (16,765)    (18,859)        4,239     (4,184)
      Surrenders and terminations, net                   (11,554)      (5,730)     (9,758)     (8,064)      (6,300)     (4,454)
      Rescissions                                         (1,275)      (1,098)       (354)       (781)        (204)       (357)
      Bonus (recapture)                                       692          910         252         518          126         289
      Contract maintenance charges (note 2)                  (60)         (27)        (42)        (40)         (31)        (24)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               31,774       85,335     (6,872)       5,517       10,215       8,822
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         44,899      106,950     (7,342)      14,155       27,068      14,739
 Net assets at beginning of period                        196,210       89,260     173,835     159,680      104,401      89,662
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $241,109      196,210     166,493     173,835      131,469     104,401
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                        46



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        DAVIS VA REAL ESTATE        DAVIS VA VALUE       DREYFUS IP SMALL CAP
                                                             PORTFOLIO                PORTFOLIO         STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $31           39     (2,109)     (1,747)      (3,967)     (4,001)
      Realized gains (losses) on investments, net             597          436       9,026       6,265       17,526       7,212
      Net change in unrealized appreciation
        (depreciation) on investments                          86        (187)      16,222       9,564       16,032       7,783
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     714          288      23,139      14,082       29,591      10,994
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       1,882       3,098       37,850      58,088
      Transfers between funds  (note 2)                      (35)        (115)    (14,554)    (16,875)     (21,585)       1,538
      Surrenders and terminations, net                      (759)        (458)    (11,464)     (8,507)     (11,768)     (7,944)
      Rescissions                                               -            -        (43)        (49)        (897)     (1,140)
      Bonus (recapture)                                         -            -          13           6          420         740
      Contract maintenance charges (note 2)                   (2)          (1)        (52)        (55)         (66)        (48)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (796)        (574)    (24,218)    (22,382)        3,954      51,234
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (82)        (286)     (1,079)     (8,300)       33,545      62,228
 Net assets at beginning of period                          2,565        2,851     197,991     206,291      250,171     187,943
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,483        2,565     196,912     197,991      283,716     250,171
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       47



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   FRANKLIN GLOBAL
                                                         DREYFUS STOCK INDEX       COMMUNICATIONS         FRANKLIN GROWTH AND
                                                                FUND               SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,499)      (1,584)     (2,301)       1,721        4,935       6,478
      Realized gains (losses) on investments, net          11,150       16,745     (9,841)    (21,329)       30,837       5,767
      Net change in unrealized appreciation
        (depreciation) on investments                      35,546      (5,146)      48,655      39,005       39,368     (1,310)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  45,197       10,015      36,513      19,397       75,140      10,935
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    38,620       73,469      13,630       6,981       24,065      55,228
      Transfers between funds  (note 2)                  (38,441)     (66,611)      18,037       1,861     (18,418)    (15,966)
      Surrenders and terminations, net                   (20,688)     (17,543)    (21,701)    (18,005)     (68,809)    (69,176)
      Rescissions                                           (719)      (1,955)       (403)       (195)        (400)     (1,535)
      Bonus (recapture)                                       259          852         249         130          235         837
      Contract maintenance charges (note 2)                  (49)         (87)       (101)       (107)        (200)       (217)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (21,018)     (11,875)       9,711     (9,335)     (63,527)    (30,829)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         24,179      (1,860)      46,224      10,062       11,613    (19,894)
 Net assets at beginning of period                        374,037      375,897     162,884     152,822      543,927     563,821
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $398,216      374,037     209,108     162,884      555,540     543,927
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                    48




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $9,262        8,634      16,978      14,588      (3,102)     (3,599)
      Realized gains (losses) on investments, net           (675)      (1,470)      17,858      11,224        3,499       (220)
      Net change in unrealized appreciation
        (depreciation) on investments                       6,484      (3,494)     107,904    (24,719)       28,016       2,335
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,071        3,670     142,740       1,093       28,413     (1,484)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    23,815       37,821     171,764     204,276       27,067      72,597
      Transfers between funds  (note 2)                   (2,436)     (25,465)      87,699      27,249     (32,583)    (18,255)
      Surrenders and terminations, net                   (20,921)     (21,960)    (86,445)    (81,044)     (31,492)    (31,359)
      Rescissions                                         (1,142)        (656)     (3,283)     (3,563)        (812)     (1,665)
      Bonus (recapture)                                       260          482       1,487       2,041          315         908
      Contract maintenance charges (note 2)                  (71)         (57)       (476)       (215)        (107)       (100)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (495)      (9,835)     170,746     148,744     (37,612)      22,126
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         14,576      (6,165)     313,486     149,837      (9,199)      20,642
 Net assets at beginning of period                        203,114      209,279     811,292     661,455      350,975     330,333
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $217,690      203,114   1,124,778     811,292      341,776     350,975
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       49



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                            FRANKLIN RISING
                                                        FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE    DIVIDENDS SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,007          476       1,041     (1,519)      (4,308)     (5,099)
      Realized gains (losses) on investments, net               -            -      67,553      50,294       32,016      20,413
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -      18,384       5,692       71,203     (2,665)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,007          476      86,978      54,467       98,911      12,649
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         3           32      44,589     113,519       41,780     120,951
      Transfers between funds  (note 2)                   (1,475)      (3,762)    (78,660)    (15,396)     (54,060)    (24,095)
      Surrenders and terminations, net                    (7,299)      (8,166)    (41,556)    (33,678)     (64,800)    (58,479)
      Rescissions                                               -            -     (1,128)     (2,690)        (972)     (2,891)
      Bonus (recapture)                                         -            -         550       1,827          334       1,446
      Contract maintenance charges (note 2)                  (18)         (23)       (160)       (123)        (206)       (187)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (8,789)     (11,919)    (76,365)      63,459     (77,924)      36,745
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (7,783)     (11,443)      10,613     117,926       20,987      49,394
 Net assets at beginning of period                         39,365       50,808     537,862     419,936      701,663     652,269
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $31,583       39,365     548,475     537,862      722,650     701,663
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       50



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         FRANKLIN SMALL CAP       FRANKLIN SMALL-MID         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       CAP GROWTH FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,515)      (2,213)     (4,890)     (4,919)       12,847      13,320
      Realized gains (losses) on investments, net          21,706       11,745      13,319       8,215      (3,921)     (2,007)
      Net change in unrealized appreciation
        (depreciation) on investments                       9,561        4,833       9,926       5,365        1,667     (7,309)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  28,752       14,365      18,355       8,661       10,593       4,004
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     3,483       36,948      14,360      31,829       31,586      76,931
      Transfers between funds  (note 2)                  (28,512)     (15,238)    (29,261)    (20,924)     (30,519)    (25,058)
      Surrenders and terminations, net                   (13,411)     (13,852)    (29,875)    (31,272)     (48,843)    (52,987)
      Rescissions                                           (133)        (999)       (369)       (678)      (1,042)     (1,466)
      Bonus (recapture)                                        12          577         190         479          292       1,052
      Contract maintenance charges (note 2)                  (50)         (50)        (91)       (104)        (192)       (155)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (38,611)        7,386    (45,046)    (20,670)     (48,718)     (1,683)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (9,859)       21,751    (26,691)    (12,009)     (38,125)       2,321
 Net assets at beginning of period                        211,689      189,938     296,641     308,650      497,400     495,079
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $201,830      211,689     269,950     296,641      459,275     497,400
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       51



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)

J.P. MORGAN J.P. MORGAN U.S. LARGE
                                                        FRANKLIN ZERO COUPON    INTERNATIONAL EQUITY       CAP CORE EQUITY
                                                             FUND 2010                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,050        2,088         (3)         (4)          (5)         (4)
      Realized gains (losses) on investments, net           (740)           48          38           4            7         (5)
      Net change in unrealized appreciation
        (depreciation) on investments                       (534)      (2,229)          71          49          101           4
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     776         (93)         106          49          103         (5)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     5,522       17,090           -           -            -           -
      Transfers between funds  (note 2)                   (5,770)       12,199        (29)        (23)         (90)        (51)
      Surrenders and terminations, net                    (8,770)      (6,549)       (147)        (48)        (168)       (131)
      Rescissions                                            (74)        (430)           -           -            -           -
      Bonus (recapture)                                        83          314           -           -            -           -
      Contract maintenance charges (note 2)                  (23)         (23)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (9,032)       22,601       (176)        (71)        (259)       (183)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (8,256)       22,508        (70)        (22)        (156)       (188)
 Net assets at beginning of period                         96,876       74,368         593         615          861       1,049
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $88,620       96,876         523         593          705         861
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       52



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        JENNISON 20/20 FOCUS       MUTUAL DISCOVERY          MUTUAL SHARES
                                                             PORTFOLIO             SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,281)      (2,049)     (4,890)     (1,942)      (3,862)     (4,831)
      Realized gains (losses) on investments, net          15,039        4,578      53,467      14,808       56,957      22,757
      Net change in unrealized appreciation
        (depreciation) on investments                       (449)       18,085      76,474      52,060       87,658      42,089
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,309       20,614     125,051      64,926      140,753      60,015
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     3,299       23,334     102,731     115,518      184,568     179,398
      Transfers between funds  (note 2)                  (10,786)        5,308      36,403      44,662       78,740      38,806
      Surrenders and terminations, net                    (5,979)      (4,286)    (46,433)    (37,429)     (76,002)    (66,668)
      Rescissions                                            (86)        (392)     (2,039)     (2,741)      (3,529)     (3,432)
      Bonus (recapture)                                        41          301       1,123       1,354        1,683       1,865
      Contract maintenance charges (note 2)                  (25)         (22)       (144)       (109)        (238)       (161)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (13,536)       24,243      91,641     121,255      185,222     149,808
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,227)       44,857     216,692     186,181      325,975     209,823
 Net assets at beginning of period                        127,963       83,106     571,760     385,579      781,296     571,473
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $126,736      127,963     788,452     571,760    1,107,271     781,296
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       53




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                            OPCAP MID CAP         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                             PORTFOLIO           SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(63)            -     (1,951)     (1,866)        2,154       2,108
      Realized gains (losses) on investments, net             (7)            -      26,849      10,626            4         417
      Net change in unrealized appreciation
        (depreciation) on investments                         710            -       8,959      17,358          417     (2,421)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     640            -      33,857      26,118        2,575         104
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     5,598            -       3,177       4,573          465       1,201
      Transfers between funds  (note 2)                     8,365            -    (21,989)    (19,847)      (1,093)     (8,644)
      Surrenders and terminations, net                       (82)            -    (15,670)    (10,421)      (3,009)     (2,762)
      Rescissions                                            (96)            -        (33)       (130)          (4)        (44)
      Bonus (recapture)                                        58            -          21         (7)            4           2
      Contract maintenance charges (note 2)                     -            -        (73)        (63)          (9)        (12)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               13,843            -    (34,567)    (25,895)      (3,646)    (10,259)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         14,483            -       (710)         223      (1,071)    (10,155)
 Net assets at beginning of period                              -            -     242,446     242,223       39,330      49,485
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,483            -     241,736     242,446       38,259      39,330
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       54



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          OPPENHEIMER MAIN       PIMCO VIT ALL ASSET      PIMCO VIT COMMODITY
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,161)        (854)       7,577       5,044        2,062         280
      Realized gains (losses) on investments, net           6,835        4,863         799       1,714        (317)          43
      Net change in unrealized appreciation
        (depreciation) on investments                      13,967        2,422     (3,420)       1,005      (5,729)         245
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  19,641        6,431       4,956       7,763      (3,984)         568
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,015        3,507      45,189     104,979       28,735      18,559
      Transfers between funds  (note 2)                  (15,174)     (20,703)    (56,138)      25,744       14,011      30,649
      Surrenders and terminations, net                   (11,691)      (8,767)    (10,004)     (6,338)      (3,272)       (538)
      Rescissions                                            (58)         (91)     (1,317)     (2,403)        (680)       (285)
      Bonus (recapture)                                        10            7         802       1,397          370         278
      Contract maintenance charges (note 2)                  (65)         (61)        (40)        (21)         (21)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (24,963)     (26,108)    (21,508)     123,358       39,143      48,661
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (5,322)     (19,677)    (16,552)     131,121       35,159      49,229
 Net assets at beginning of period                        169,622      189,299     222,032      90,911       49,229           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $164,300      169,622     205,480     222,032       84,388      49,229
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       55




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         PIMCO VIT EMERGING     PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD
                                                       MARKETS BOND PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,037          228         346          51        9,764       8,938
      Realized gains (losses) on investments, net             496          377       (166)          93          554       1,657
      Net change in unrealized appreciation
        (depreciation) on investments                         660          166         357       (488)        3,002     (6,466)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,193          771         537       (344)       13,320       4,129
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    12,323        6,749      10,846       8,207       19,837      40,746
      Transfers between funds  (note 2)                       293       14,817       6,693       4,769     (18,983)    (13,115)
      Surrenders and terminations, net                    (1,210)        (171)       (969)        (30)     (14,433)    (10,993)
      Rescissions                                           (278)        (138)       (305)       (140)        (699)       (957)
      Bonus (recapture)                                       187           96         139         129          246         558
      Contract maintenance charges (note 2)                   (4)          (1)        (10)           -         (42)        (38)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions               11,311       21,352      16,394      12,935     (14,074)      16,201
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,504       22,123      16,931      12,591        (754)      20,330
 Net assets at beginning of period                         22,123            -      12,591           -      202,567     182,237
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $35,627       22,123      29,522      12,591      201,813     202,567
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       56




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                 PIMCO VIT STOCKSPLUS
                                                       PIMCO VIT REAL RETURN       GROWTH AND INCOME      PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $6,341        2,574         487         107       12,361       7,367
      Realized gains (losses) on investments, net           4,625        3,455       1,145       1,120          498       8,266
      Net change in unrealized appreciation
        (depreciation) on investments                    (14,338)      (5,464)         937       (931)      (3,944)    (13,054)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (3,372)          565       2,569         296        8,915       2,579
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    34,736      100,539         319         366       49,469      92,084
      Transfers between funds  (note 2)                  (43,935)      (9,640)     (1,857)     (3,550)      (8,008)     (2,491)
      Surrenders and terminations, net                   (15,124)     (13,319)     (1,717)     (1,674)     (31,912)    (25,875)
      Rescissions                                           (593)      (2,783)         (2)         (1)      (1,215)     (1,794)
      Bonus (recapture)                                       314        1,147           -           -          467       1,080
      Contract maintenance charges (note 2)                  (86)         (42)         (8)         (9)        (120)       (116)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (24,688)       75,902     (3,265)     (4,868)        8,681      62,888
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (28,060)       76,467       (696)     (4,572)       17,596      65,467
 Net assets at beginning of period                        281,377      204,910      22,100      26,672      474,744     409,277
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $253,317      281,377      21,404      22,100      492,340     474,744
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       57



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                         SP STRATEGIC PARTNERS
                                                           SELIGMAN GLOBAL       SELIGMAN SMALLER-CAP       FOCUSED GROWTH
                                                        TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(53)         (56)     (3,027)      14,414        (665)       (686)
      Realized gains (losses) on investments, net           (102)        (470)      21,817      10,352        3,939       1,174
      Net change in unrealized appreciation
        (depreciation) on investments                         598          665       9,108    (39,036)      (4,740)       4,092
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     443          139      27,898    (14,270)      (1,466)       4,580
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       1,889       3,313          765      11,034
      Transfers between funds  (note 2)                     (190)        (800)    (24,284)    (32,990)      (8,278)     (3,962)
      Surrenders and terminations, net                      (369)        (226)    (13,110)    (12,717)      (2,358)     (1,257)
      Rescissions                                               -            -        (16)        (67)         (44)       (224)
      Bonus (recapture)                                         -            -           5        (30)           15         261
      Contract maintenance charges (note 2)                     -          (2)        (49)        (58)          (7)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (559)      (1,028)    (35,565)    (42,549)      (9,907)       5,845
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (116)        (889)     (7,667)    (56,819)     (11,373)      10,425
 Net assets at beginning of period                          3,070        3,959     167,646     224,465       42,142      31,717
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,954        3,070     159,979     167,646       30,769      42,142
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       58




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         SP WILLIAM BLAIR
                                                        INTERNATIONAL GROWTH   TEMPLETON GLOBAL ASSET    TEMPLETON DEVELOPING
                                                             PORTFOLIO             ALLOCATION FUND     MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(82)        (359)         987         454      (2,452)     (1,092)
      Realized gains (losses) on investments, net           2,980        1,953       1,341         213       36,528      14,195
      Net change in unrealized appreciation
        (depreciation) on investments                         641          958         685       (281)       37,740      43,298
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,539        2,552       3,013         386       71,816      56,401
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                       378          600           2           1       39,807      50,068
      Transfers between funds  (note 2)                   (1,997)      (3,165)       (202)       (287)     (51,767)      45,292
      Surrenders and terminations, net                    (1,270)      (1,099)     (2,898)     (2,745)     (25,683)    (17,910)
      Rescissions                                            (16)          (3)           -           -        (958)       (917)
      Bonus (recapture)                                         2          (3)           -           -          583         763
      Contract maintenance charges (note 2)                   (6)          (6)         (5)         (7)         (93)        (69)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (2,909)      (3,676)     (3,103)     (3,038)     (38,111)      77,227
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            630      (1,124)        (90)     (2,652)       33,705     133,628
 Net assets at beginning of period                         21,271       22,395      17,048      19,700      317,296     183,668
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $21,901       21,271      16,958      17,048      351,001     317,296
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       59



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          TEMPLETON FOREIGN        TEMPLETON GLOBAL        TEMPLETON GROWTH
                                                          SECURITIES FUND      INCOME SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,214)      (1,144)         504       1,683      (2,314)     (2,479)
      Realized gains (losses) on investments, net          17,151        7,167         841       1,064       40,882       7,106
      Net change in unrealized appreciation
        (depreciation) on investments                      59,983       26,460       1,801     (4,321)       92,505      36,195
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  75,920       32,483       3,146     (1,574)      131,073      40,822
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                    33,822       45,478           -           -      134,478     151,961
      Transfers between funds  (note 2)                   (3,380)          721       (474)       (939)       18,153      13,544
      Surrenders and terminations, net                   (49,314)     (40,715)     (4,770)     (5,993)     (64,040)    (56,933)
      Rescissions                                           (742)        (964)           -           -      (2,555)     (2,685)
      Bonus (recapture)                                       381          658           -           -        1,200       1,623
      Contract maintenance charges (note 2)                 (180)        (147)        (13)        (16)        (170)       (165)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions             (19,413)        5,031     (5,257)     (6,948)       87,066     107,345
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,507       37,514     (2,111)     (8,522)      218,139     148,167
 Net assets at beginning of period                        402,655      365,141      29,837      38,359      626,812     478,645
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $459,162      402,655      27,726      29,837      844,951     626,812
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       60




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                            VAN KAMPEN LIT
                                                           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH      STRATEGIC GROWTH
                                                        ENTERPRISE PORTFOLIO    AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)          (2)         (4)         (6)        (100)       (118)
      Realized gains (losses) on investments, net            (17)         (34)         124          68           36        (61)
      Net change in unrealized appreciation
        (depreciation) on investments                          29           49          20          33          114         539
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      10           13         140          95           50         360
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -            -          15
      Transfers between funds  (note 2)                       (9)         (50)        (88)       (105)        (688)       (874)
      Surrenders and terminations, net                       (41)          (6)       (192)       (120)        (648)       (467)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -          (4)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                 (50)         (56)       (280)       (225)      (1,340)     (1,329)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (40)         (43)       (140)       (130)      (1,290)       (969)
 Net assets at beginning of period                            226          269       1,183       1,313        6,486       7,455
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $186          226       1,043       1,183        5,196       6,486
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)


                                                                TOTAL
                                                      -------------------------
                                                        2006        2005
                                                      -------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                   (41,667)        (18,802)
      Realized gains (losses) on investments, net     815,362          404,377

      Net change in unrealized appreciation
        (depreciation) on investments                 1,192,661        309,000
                                                      -------------------------
        Net increase (decrease) in net assets
          from operations                             1,966,356        694,575
                                                      -------------------------
    Contract Transactions-All Products (Note 5):

      Purchase payments                               3,231,136      3,829,247
      Transfers between funds  (note 2)               (367,573)         36,978
      Surrenders and terminations, net                (1,257,235)  (1,000,588)
      Rescissions                                     (82,781)        (80,709)
      Bonus (recapture)                               41,811            52,459
      Contract maintenance charges (note 2)           (4,303)          (3,575)
                                                      -------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions          1,561,055      2,833,812
                                                      -------------------------
 Increase (decrease) in net assets                     3,527,411     3,528,387
 Net assets at beginning of period                    15,641,904    12,113,517
                                                      -------------------------
 Net assets at end of period                          19,169,315    15,641,904
                                                      -------------------------





                 See accompanying notes to financial statements
                                       62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2006


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., Allianz Life Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


     PORTFOLIO                                      INVESTMENT ADVISER                 SPECIALIST MANAGER \ ADVISER
     ---------                                      ------------------                 ----------------------------
     AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.                  N\A
     AIM V.I. Core Equity Fund                      AIM Advisors, Inc.                  N\A
     AIM V.I. International Growth Fund             AIM Advisors, Inc.                  N\A
     Alger American Growth Portfolio                Fred Alger Management, Inc.         N\A
     Alger American Leveraged AllCap Portfolio      Fred Alger Management, Inc.         N\A
     Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.         N\A
     Alger American Small Capitalization Portfolio  Fred Alger Management, Inc.         N\A
     AZL AIM Basic Value Fund *+                    Allianz Life Advisers, LLC          A I M Capital Management, Inc.
     AZL AIM International Equity Fund *+           Allianz Life Advisers, LLC          A I M Capital Management, Inc.
     AZL Columbia Technology Fund *+                Allianz Life Advisers, LLC          Columbia Management Advisors, LLC
     AZL Davis NY Venture Fund *+                   Allianz Life Advisers, LLC          Davis Selected Advisers, L.P.
     AZL Dreyfus Founders Equity Growth Fund *+     Allianz Life Advisers, LLC          Founders Asset Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *+    Allianz Life Advisers, LLC          The Dreyfus Corporation
     AZL Franklin Small Cap Value Fund *+           Allianz Life Advisers, LLC          Franklin Advisory Services LLC
     AZL Fusion Balanced Fund +                     Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Fusion Growth Fund +                       Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Fusion Moderate Fund                       Allianz Life Advisers, LLC          Allianz Life Advisers, LLC
     AZL Jennison 20/20 Focus Fund *+               Allianz Life Advisers, LLC          Jennison Associates LLC
     AZL Jennison Growth Fund *+                    Allianz Life Advisers, LLC          Jennison Associates LLC
     AZL Legg Mason Growth Fund *+                  Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL Legg Mason Value Fund *+                   Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL LMP Large Cap Growth Fund *+               Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL LMP Small Cap Growth Fund *+               Allianz Life Advisers, LLC          Legg Mason Funds Management, Inc.
     AZL Money Market Fund *+                       Allianz Life Advisers, LLC          Prudential Investment Management, Inc.
     AZL Neuberger Berman Regency Fund *+           Allianz Life Advisers, LLC          Neuberger Berman Management Inc.
     AZL OCC Opportunity Fund *+                    Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL OCC Renaissance Fund *+                    Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL OCC Value Fund *+                          Allianz Life Advisers, LLC          Oppenheimer Capital, LLC
     AZL Oppenheimer Developing Markets Fund *+     Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer Global Fund *+                 Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer International Growth Fund *+   Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL Oppenheimer Main Street Fund *+            Allianz Life Advisers, LLC          OppenheimerFunds, Inc.
     AZL PIMCO Fundamental IndexPLUS Total Return   Allianz Life Advisers, LLC          Pacific Investment Management Company
     Fund *+

                                       63



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



1. ORGANIZATION (CONTINUED)

     PORTFOLIO                                      INVESTMENT ADVISER                      SPECIALIST MANAGER \ ADVISER
     ---------                                      ------------------                      ----------------------------
     AZL Van Kampen Aggressive Growth Fund *+       Allianz Life Advisers, LLC              Van Kampen Investment Advisory Corp.
     AZL Van Kampen Comstock Fund *+                Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+       Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+        Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Global Real Estate Fund *+      Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     AZL Van Kampen Growth and Income Fund  *+      Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+          Allianz Life Advisers, LLC              Van Kampen Investment Advisory Corp.
     AZL Van Kampen Strategic Growth Fund *+        Allianz Life Advisers, LLC              Van Kampen Asset Management, Inc
     Davis VA Financial Portfolio                   Davis Selected Advisers, LP             N\A
     Davis VA Real Estate Portfolio                 Davis Selected Advisers, LP             N\A
     Davis VA Value Portfolio                       Davis Selected Advisers, LP             N\A
     Dreyfus IP Small Cap Stock Index Portfolio *   The Dreyfus Corporation                 N\A
     Dreyfus Stock Index Fund *                     The Dreyfus Corporation                 N\A
     Franklin Global Communications Securities      Franklin Advisers, Inc.                 N\A
     Fund *
     Franklin Growth and Income Securities Fund *   Franklin Advisers, Inc.                 N\A
     Franklin High Income Fund *                    Franklin Advisers, Inc.                 N\A
     Franklin Income Securities Fund *              Franklin Advisers, Inc.                 N\A
     Franklin Large Cap Growth Securities Fund *    Franklin Advisers, Inc.                 N\A
     Franklin Money Market Fund *                   Franklin Advisers, Inc.                 N\A
     Franklin Real Estate Fund *                    Franklin Advisers, Inc.                 N\A
     Franklin Rising Dividends Securities Fund *    Franklin Advisory Services, LLC         N\A
     Franklin Small Cap Value Securities Fund *     Franklin Advisory Services, LLC         N\A
     Franklin Small-Mid Cap Growth Securities Fund* Franklin Advisers, Inc.                 N\A
     Franklin U.S. Government Fund *                Franklin Advisory Services, LLC         N\A
     Franklin Zero Coupon 2010 Fund                 Franklin Advisers, Inc.                 N\A
     J.P. Morgan International Equity Portfolio     J.P. Morgan Investment Management Inc.  N\A
     J.P. Morgan U.S. Large Cap Core Equity         J.P. Morgan Investment Management Inc.  N\A
     Portfolio
     Jennison 20/20 Focus Portfolio *               Prudential Investments Fund Management, N/A
                                                    LLC
     Mutual Discovery Securities Fund *             Franklin Mutual Advisers, LLC           N\A
     Mutual Shares Securities Fund *                Franklin Mutual Advisers, LLC           N\A
     OpCap Mid Cap Portfolio                        OpCap Advisors, LLC                     N\A
     Oppenheimer Global Securities Fund/VA          OppenheimerFunds, Inc.                  N\A
     Oppenheimer High Income Fund/VA                OppenheimerFunds, Inc.                  N\A
     Oppenheimer Main Street Fund/VA                OppenheimerFunds, Inc.                  N\A
     PIMCO VIT All Asset Portfolio +                Pacific Investment Management Company   N\A
     PIMCO VIT Commodity Portfolio +                Pacific Investment Management Company   N\A
     PIMCO VIT Emerging Markets Bond Portfolio +    Pacific Investment Management Company   N\A
     PIMCO VIT Global Bond Portfolio +              Pacific Investment Management Company   N\A
     PIMCO VIT High Yield Portfolio +               Pacific Investment Management Company   N\A
     PIMCO VIT Real Return Portfolio +              Pacific Investment Management Company   N\A
     PIMCO VIT StocksPLUS Growth and Income         Pacific Investment Management           N\A
     Portfolio +                                    Company
     PIMCO VIT Total Return Portfolio +             Pacific Investment Management Company   N\A
     Seligman Global Technology Portfolio           J & W Seligman & Co. Inc.               N\A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP William Blair International Growth      William Blair & Company, LLC         N\A
     Portfolio *
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.              N\A
     Templeton Global Asset Allocation Fund *   Templeton Global Advisors Limited    N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Strategic Growth Portfolio* Van Kampen Asset Management, Inc.    N\A

*  Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life of North America and is paid an investment management fee by the fund.

    2.       SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Elite,Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, and Allianz Charter deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, and Allianz High Five Bonus deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, including the date the investment option was available for each product, as of December 31, 2006 are listed in the following table.

                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
Davis VA Financial
Portfolio                2/1/2000  1/26/2001 5/1/2003 3/5/2001  10/25/2002 5/3/2004  5/2/2005 5/5/2000  5/1/2002   5/1/2002 5/1/2002
Dreyfus IP Small
Cap Stock
Index Portfolio          5/1/2002  5/1/2002  5/1/2003    N/A    10/25/2002 5/3/2004  5/2/2005 5/1/2002  5/1/2002   5/1/2002 5/1/2002

Dreyfus Stock
Index Fund               5/1/2002  5/1/2002  5/1/2003 5/1/2002  10/25/2002 5/3/2004  5/2/2005 5/1/2002  5/1/2002   5/1/2002 5/1/2002

Franklin Global
Communications
Securities Fund         11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001 11/24/1989  2/3/1997 7/1/1994

Franklin Growth
and Income
Securities Fund          2/1/2000  1/6/1999  5/1/2003  3/5/2001 10/25/2002 5/3/2004  5/2/2005 5/5/2000  1/24/1989  2/3/1997 7/1/1994

Franklin High
Income Fund             11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 1/24/1989  2/3/1997 7/1/1994

Franklin Income
Securities
Fund                    11/5/2001  1/6/1999 10/6/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 1/24/1989  2/3/1997 7/1/1994

Franklin Large
Cap Growth
Securities Fund         11/5/2001  1/6/1999  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 5/1/1996   2/3/1997 5/1/1996



                                       65



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)
                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
Franklin U.S.
Government Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 3/14/1989  2/3/1997  5/1/2001

Franklin Zero
Coupon Fund - 2010     11/5/2001 11/5/2001 5/1/2003  11/5/2001 10/25/2001  5/3/2004 5/2/2005 11/5/2001 3/14/1989  2/3/1997  5/1/2001

Mutual Discovery
Securities Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/8/1996  2/3/1997 11/8/1996

Mutual Shares
Securities Fund         2/1/2000  1/6/1999 5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/8/1996  2/3/1997 11/8/1996

OpCap Mid Cap
Portfolio               5/1/2006    N/A       N/A      N/A       5/1/2006  5/1/2006 5/1/2006  5/1/2006 5/1/2006   5/1/2006       N/A

PIMCO VIT All
Asset Portfolio         5/3/2004    N/A    5/3/2004    N/A       5/3/2004  5/3/2004 5/2/2005  5/3/2004 5/3/2004   5/3/2004  5/3/2004

PIMCO VIT Commodity
Portfolio               5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT Emerging
Markets Bond
Portfolio               5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT Global
Bond Portfolio          5/2/2005    N/A       N/A      N/A       5/2/2005  5/2/2005 5/2/2005  5/2/2005 5/2/2005   5/2/2005  5/2/2005

PIMCO VIT High
Yield Portfolio         2/1/2000 1/26/2001 5/1/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/5/2001 11/5/2001 11/5/2001

PIMCO VIT Real
Return Portfolio        5/1/2003    N/A    5/1/2003    N/A       5/1/2003  5/3/2004 5/2/2005  5/1/2003 5/1/2003  5/1/2003  5/1/2003

PIMCO VIT Total
Return Portfolio        2/1/2000 1/26/2001 5/1/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 11/5/2001 11/5/2001 11/5/2001

Templeton Foreign
Securities Fund        11/5/2001 1/6/1999 10/6/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 1/27/1992  2/3/1997  7/1/1994

Templeton Growth
Securities Fund        2/1/2000  1/6/1999 10/6/2003  3/5/2001  10/25/2002  5/3/2004 5/2/2005  5/5/2000 3/15/1994  2/3/1997  7/1/1994

AZL AIM Basic Value
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002 5/1/2002   5/1/2002  5/1/2002

AZL AIM International
Equity Fund            5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002 5/1/2002   5/1/2002  5/1/2002

AZL Columbia
Tecknologies Fund     11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Davis NY Venture
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Dreyfus Founders
Equity Growth Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Dreyfus Premier
Small Cap Value Fund   5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL Franklin Small
Cap Value Fund         5/1/2003    N/A     5/1/2003     N/A      5/1/2003  5/3/2004 5/2/2005  5/1/2003  5/1/2003  5/1/2003  5/1/2003

AZL Fusion Balanced
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Fusion Growth
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Fusion Moderate
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Jennison 20/20
Focus Fund             5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005 5/2/2005  5/2/2005

AZL Jennison Growth
Fund                   5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Legg Mason Growth
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002  5/1/2002 5/1/2002  5/1/2002

AZL Legg Mason Value
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL LMP Large Cap
Growth Fund            5/1/2002  5/1/2002  5/1/2003     N/A    10/25/2002  5/3/2004 5/2/2005  5/1/2002  5/1/2002  5/1/2002  5/1/2002

AZL LMP Small Cap
Growth Fund            5/2/2005    N/A       N/A        N/A      5/2/2005  5/2/2005 5/2/2005  5/2/2005  5/2/2005  5/2/2005  5/2/2005

AZL Money Market
Fund                   2/1/2000 11/5/2001  5/1/2003   3/5/2001 10/25/2002  5/3/2004 5/2/2005  5/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Neuberger Berman
Regency Fund           5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL OCC Opportunity
Fund                   5/1/2002  5/1/2002  5/1/2003     N/A      5/1/2002  5/1/2004 5/2/2005  5/1/2002  5/1/2002  5/1/2002  5/1/2002

AZL OCC Renaissance
Fund                  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL OCC Value Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Oppenheimer
Developing
Markets Fund           5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL Oppenheimer
Global Fund            5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL Oppenheimer
International
Growth Fund           11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002  5/3/2004 5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001

AZL Oppenheimer
Main Street Fund       5/3/2004    N/A     5/3/2004     N/A      5/3/2004  5/3/2004 5/2/2005  5/3/2004  5/3/2004  5/3/2004  5/3/2004

AZL PIMCO
Fundamental
IndexPLUS
Total Return Fund      5/1/2006    N/A       N/A        N/A      5/1/2006  5/1/2006 5/1/2006  5/1/2006  5/1/2006  5/1/2006       N/A

AZL Van Kampen
Aggressive Growth
Fund                   5/1/2001 5/1/2001  5/1/2003    5/1/2001 10/25/2002  5/3/2004 5/2/2005  5/1/2001  5/1/2001  5/1/2001  5/1/2001

AZL Van Kampen
Comstock Fund          5/1/2001 5/1/2001  5/1/2003    5/1/2001 10/25/2002  5/3/2004 5/2/2005  5/1/2001  5/1/2001  5/1/2001  5/1/2001



                                       66



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)
                                                                           ALLIANZ
                                             ALLIANZ            ALLIANZ     HIGH    ALLIANZ           VALUEMARK   ALLIANZ  VALUEMARK
PORTFOLIO                ALLIANZ   ALLIANZ   CHARTER  ALLIANZ    HIGH       FIVE     HIGH    ALLIANZ    II AND    VALUEMARK  INCOME
                         ALTERITY  CHARTER     II    DIMENSION   FIVE       BONUS    FIVE L  REWARDS     III         IV       PLUS
                        ------------------------------------------------------------------------------------------------------------
AZL Van Kampen
Equity and Income
Fund                     5/3/2004    N/A    5/3/2004    N/A     5/3/2004   5/3/2004 5/2/2005 5/3/2004  5/3/2004   5/3/2004  5/3/2004

AZL Van Kampen
Global Franchise
Fund                     5/1/2003    N/A    5/1/2003    N/A     5/1/2003   5/3/2004 5/2/2005 5/1/2003  5/1/2003   5/1/2003  5/1/2003

AZL Van Kampen
Global Real Estate
Fund                     5/1/2006    N/A       N/A      N/A     5/1/2006   5/1/2006 5/1/2006 5/1/2006  5/1/2006   5/1/2006     N/A

AZL Van Kampen
Growth and Income
Fund                     5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001

AZL Van Kampen
Mid Cap Growth Fund      5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001

AZL Van Kampen
Strategic Growth
Fund                     5/1/2001  5/1/2001 5/1/2003 5/1/2001 10/25/2002   5/3/2004 5/2/2005 5/1/2001  5/1/2001   5/1/2001  5/1/2001



PORTFOLIO                                                            ELITE
                                                                   ---------
Davis VA Financial Portfolio                                       9/25/2006
Dreyfus IP Small Cap Stock Index                                   9/25/2006
Portfolio Dreyfus Stock Index Fund                                 9/25/2006
Franklin Global Communications                                     9/25/2006
Securities Fund Franklin Growth and Income                         9/25/2006
Securities Fund Franklin High Income Fund                          9/25/2006
Franklin Income Securities Fund                                    9/25/2006
Franklin Large Cap Growth                                          9/25/2006
Securities Fund Franklin U.S. Government Fund                      9/25/2006
Franklin Zero Coupon Fund - 2010                                   9/25/2006
Mutual Discovery Securities Fund                                   9/25/2006
Mutual Shares Securities Fund                                      9/25/2006
OpCap Mid Cap Portfolio                                            9/25/2006
PIMCO VIT All Asset Portfolio                                      9/25/2006
PIMCO VIT Commodity Portfolio                                      9/25/2006
PIMCO VIT Emerging Markets Bond Portfolio                          9/25/2006
PIMCO VIT Global Bond Portfolio                                    9/25/2006
PIMCO VIT High Yield Portfolio                                     9/25/2006
PIMCO VIT Real Return Portfolio                                    9/25/2006
PIMCO VIT Total Return Portfolio                                   9/25/2006
Templeton Foreign Securities Fund                                  9/25/2006
Templeton Growth Securities Fund                                   9/25/2006
AZL AIM Basic Value Fund                                           9/25/2006
AZL AIM International Equity Fund                                  9/25/2006
AZL Columbia Tecknologies Fund                                     9/25/2006
AZL Davis NY Venture Fund                                          9/25/2006
AZL Dreyfus Founders Equity Growth Fund                            9/25/2006
AZL Dreyfus Premier Small Cap Value Fund                           9/25/2006
AZL Franklin Small Cap Value Fund                                  9/25/2006

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


PORTFOLIO                                                            ELITE
                                                                   ---------
AZL Fusion Balanced Fund                                           9/25/2006
AZL Fusion Growth Fund                                             9/25/2006
AZL Fusion Moderate Fund                                           9/25/2006
AZL Jennison 20/20 Focus Fund                                      9/25/2006
AZL Jennison Growth Fund                                           9/25/2006
AZL Legg Mason Growth Fund                                         9/25/2006
AZL Legg Mason Value Fund                                          9/25/2006
AZL LMP Large Cap Growth Fund                                      9/25/2006
AZL LMP Small Cap Growth Fund                                      9/25/2006
AZL Money Market Fund                                              9/25/2006
AZL Neuberger Berman Regency Fund                                  9/25/2006
AZL OCC Opportunity Fund                                           9/25/2006
AZL OCC Renaissance Fund                                           9/25/2006
AZL OCC Value Fund                                                 9/25/2006
AZL Oppenheimer Developing Markets Fund                            9/25/2006
AZL Oppenheimer Global Fund                                        9/25/2006
AZL Oppenheimer International Growth Fund                          9/25/2006
AZL Oppenheimer Main Street Fund                                   9/25/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                  9/25/2006
AZL Van Kampen Aggressive Growth Fund                              9/25/2006
AZL Van Kampen Comstock Fund                                       9/25/2006
AZL Van Kampen Emerging Growth Fund                                9/25/2006
AZL Van Kampen Equity and Income Fund                              9/25/2006
AZL Van Kampen Global Franchise Fund                               9/25/2006
AZL Van Kampen Global Real Estate Fund                             9/25/2006
AZL Van Kampen Growth and Income Fund                              9/25/2006
AZL Van Kampen Mid Cap Growth Fund                                 9/25/2006

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

During the years ended December 31, 2006 and 2005, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
----------------------                                  --------------------                          --------------
USAZ Franklin Small Cap Value Fund                      USAZ PIMCO NFJ Small Cap Value Fund           April 4, 2005
USAZ Legg Mason Growth Fund                             USAZ AIM Dent Demographic Trends Fund         April 4, 2005
USAZ Salomon Brothers Large Cap Growth Fund             USAZ AIM Blue Chip Fund                       April 4, 2005
Franklin Small-Mid Cap Growth Securities Fund           Franklin Small Cap Fund                       April 29, 2005
USAZ Dreyfus Founders Equity Growth Fund                USAZ Dreyfus Founders Growth and Income Fund  April 29, 2005
USAZ PEA Renaissance Fund                               USAZ PIMCO PEA Renaissance Fund               April 29, 2005
USAZ PEA Value Fund                                     USAZ PIMCO PEA Value Fund                     April 29, 2005
USAZ Van Kampen Mid Cap Growth Fund                     USAZ Van Kampen Growth Fund                   April 29, 2005
USAZ OCC Renaissance Fund                               USAZ PEA Renaissance Fund                     September 23, 2005
USAZ OCC Value Fund                                     USAZ PEA Value Fund                           September 23, 2005
AZL AIM Basic Value Fund                                USAZ AIM Basic Value Fund                     May 1, 2006
AZL AIM International Equity Fund                       USAZ AIM International Equity Fund            May 1, 2006
AZL Davis NY Venture Fund                               USAZ Davis NY Venture Fund                    May 1, 2006
AZL Dreyfus Founders Equity Growth Fund                 USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
AZL Dreyfus Premier Small Cap Value Fund                USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
AZL Franklin Small Cap Value Fund                       USAZ Franklin Small Cap Value Fund            May 1, 2006
AZL Fusion Balanced Fund                                USAZ Fusion Balanced Fund                     May 1, 2006
AZL Fusion Growth Fund                                  USAZ Fusion Growth Fund                       May 1, 2006
AZL Fusion Moderate Fund                                USAZ Fusion Moderate Fund                     May 1, 2006
AZL Jennison 20/20 Focus Fund                           USAZ Jennison 20/20 Focus Fund                May 1, 2006
AZL Jennison Growth Fund                                USAZ Jennison Growth Fund                     May 1, 2006
AZL Legg Mason Growth Fund                              USAZ Legg Mason Growth Fund                   May 1, 2006
AZL Legg Mason Value Fund                               USAZ Legg Mason Value Fund                    May 1, 2006
AZL Money Market Fund                                   USAZ Money Market Fund                        May 1, 2006
AZL OCC Renaissance Fund                                USAZ OCC Renaissance Fund                     May 1, 2006
AZL OCC Value Fund                                      USAZ OCC Value Fund                           May 1, 2006
AZL Oppenheimer Emerging Growth Fund                    USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
AZL Oppenheimer Emerging Technologies Fund              USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
AZL Oppenheimer Global Fund                             USAZ Oppenheimer Global Fund                  May 1, 2006
AZL Oppenheimer International Growth Fund               USAZ Oppenheimer International Growth Fund    May 1, 2006
AZL Oppenheimer Main Street Fund                        USAZ Oppenheimer Main Street Fund             May 1, 2006
AZL Salomon Brothers Large Cap Growth Fund              USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
AZL Salomon Brothers Small Cap Growth Fund              USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
AZL Van Kampen Aggressive Growth Fund                   USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
AZL Van Kampen Comstock Fund                            USAZ Van Kampen Comstock Fund                 May 1, 2006
AZL Van Kampen Emerging Growth Fund                     USAZ Van Kampen Emerging Growth Fund          May 1, 2006
AZL Van Kampen Equity and Income Fund                   USAZ Van Kampen Equity and Income Fund        May 1, 2006
AZL Van Kampen Global Franchise Fund                    USAZ Van Kampen Global Franchise Fund         May 1, 2006




                                       69



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

AZL Van Kampen Growth and Income Fund                   USAZ Van Kampen Growth and Income Fund        May 1, 2006
AZL Van Kampen Mid Cap Growth Fund                      USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
AZL Columbia Technology Fund                            AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
AZL OCC Opportunity Fund                                AZL Oppenheimer Emerging Growth Fund          August 28, 2006
AZL LMP Large Cap Growth Fund *                         AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
AZL LMP Small Cap Growth Fund *                         AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
AZL Van Kampen Strategic Growth Fund                    AZL Van Kampen Emerging Growth Fund           November 5, 2006



During the years ended December 31, 2006 and 2005, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
---------                                               -----------
Franklin Small Cap Value Securities Fund                May 2, 2005
Franklin Real Estate Fund                               May 1, 2006
Franklin Rising Dividends Securites Fund                May 1, 2006
Franklin Small-Mid Cap Growth Securities Fund           May 1, 2006
Templeton Developing Markets Securities Fund            May 1, 2006

During the years ended December 31, 2006 and 2005, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
----------------                                        -------------------                             -----------
Franklin Zero Coupon Fund 2005                          USAZ Money Market Fund                          December 16, 2005
AIM V.I. Premier Equity Fund                            AIM V.I. Core Equity Fund                       May 1, 2006
AIM V.I. Growth Fund                                    AIM V.I. Capital Appreciation Fund              May 1, 2006


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards and Allianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                         ALLIANZ REWARDS     ALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     -----------                           ----------         ----------
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                      ALLIANZ REWARDS   ALLIANZ HIGH FIVE
                                      BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     ------------------------          -------------      -------------
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
--------                                                                   -----------                 ------
Allianz Alterity Enhanced - Option 1                                          1.75%                     0.15%
Allianz Alterity Enhanced - Option 3                                          1.65%                     0.15%
Allianz Alterity Enhanced - Option 4                                          1.80%                     0.15%
Allianz Alterity Enhanced - Option 5                                          2.25%                     0.15%
Allianz Alterity Optional - Option 1                                          1.55%                     0.15%
Allianz Alterity Optional - Option 2                                          1.75%                     0.15%
Allianz Alterity Optional - Option 3                                          1.65%                     0.15%
Allianz Alterity Optional - Option 4                                          1.85%                     0.15%
Allianz Alterity Optional - Option 5                                          2.30%                     0.15%
Allianz Alterity Traditional - Option 1                                       1.25%                     0.15%
Allianz Alterity Traditional - Option 2                                       1.45%                     0.15%
Allianz Alterity Traditional - Option 3                                       1.35%                     0.15%
Allianz Alterity Traditional - Option 4                                       1.55%                     0.15%
Allianz Alterity Traditional - Option 5                                       2.05%                     0.15%
Allianz Charter - Traditional                                                 1.00%                     0.15%
Allianz Charter - Enhanced                                                    1.20%                     0.15%
Allianz Charter II - Option 1                                                 1.75%                     0.00%
Allianz Charter II - Option 2                                                 2.05%                     0.00%
Allianz Charter II - Option 3                                                 2.05%                     0.00%
Allianz Charter II - Option 4                                                 1.95%                     0.00%
Allianz Charter II - Option 5                                                 2.20%                     0.00%
Allianz Charter II - Option 6                                                 2.25%                     0.00%
Allianz Charter II - Option 7                                                 2.45%                     0.00%
Allianz Charter II - Option 8                                                 2.65%                     0.00%
Allianz Charter II - Option 9                                                 2.70%                     0.00%
Allianz Dimensions - Option 1                                                 1.50%                     0.00%
Allianz Dimensions - Option 2                                                 1.70%                     0.00%
Allianz Dimensions - Option 3                                                 1.80%                     0.00%
Allianz Dimensions - Option 4                                                 2.00%                     0.00%
Allianz Dimensions - Option 5                                                 1.70%                     0.00%
Allianz Dimensions - Option 6                                                 1.90%                     0.00%
Allianz Elite Traditional - Option 1                                          1.00%                     0.15%
Allianz Elite Traditional - Option 2                                          1.05%                     0.15%
Allianz Elite Traditional - Option 3                                          1.10%                     0.15%
Allianz Elite Traditional - Option 4                                          1.15%                     0.15%
Allianz Elite Traditional - Option 5                                          1.35%                     0.15%
Allianz Elite Traditional - Option 6                                          1.40%                     0.15%
Allianz Elite Traditional - Option 7                                          1.45%                     0.15%




                                       71



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     EXPENSES (CONTINUED)

Allianz Elite Traditional -Option 8                                           1.50%                     0.15%
Allianz Elite Traditional - Option 9                                          1.70%                     0.15%
Allianz Elite Traditional - Option 10                                         1.75%                     0.15%
Allianz Elite Traditional - Option 11                                         1.80%                     0.15%
Allianz Elite Traditional - Option 12                                         1.85%                     0.15%
Allianz Elite Traditional - Option 13                                         2.05%                     0.15%
Allianz Elite Traditional - Option 14                                         2.10%                     0.15%
Allianz Elite Traditional - Option 15                                         2.15%                     0.15%
Allianz Elite Traditional - Option 16                                         2.20%                     0.15%
Allianz Elite Enhanced - Option 1                                             1.30%                     0.15%
Allianz Elite Enhanced - Option 2                                             1.35%                     0.15%
Allianz Elite Enhanced - Option 3                                             1.40%                     0.15%
Allianz Elite Enhanced - Option 4                                             1.45%                     0.15%
Allianz Elite Enhanced - Option 5                                             1.65%                     0.15%
Allianz Elite Enhanced - Option 6                                             1.70%                     0.15%
Allianz Elite Enhanced - Option 7                                             1.75%                     0.15%
Allianz Elite Enhanced - Option 8                                             1.80%                     0.15%
Allianz Elite Enhanced - Option 9                                             1.90%                     0.15%
Allianz Elite Enhanced - Option 10                                            1.95%                     0.15%
Allianz Elite Enhanced - Option 11                                            2.00%                     0.15%
Allianz Elite Enhanced - Option 12                                            2.05%                     0.15%
Allianz Elite Enhanced - Option 13                                            2.25%                     0.15%
Allianz Elite Enhanced - Option 14                                            2.30%                     0.15%
Allianz Elite Enhanced - Option 15                                            2.35%                     0.15%
Allianz Elite Enhanced - Option 16                                            2.40%                     0.15%
Allianz High Five - Traditional                                               1.40%                     0.00%
Allianz High Five - Enhanced                                                  1.60%                     0.00%
Allianz High Five Bonus - Traditional                                         1.55%                     0.15%
Allianz High Five Bonus - Enhanced                                            1.75%                     0.15%
Allianz High Five L - Option 1                                                1.65%                     0.00%
Allianz High Five L - Option 2                                                1.75%                     0.00%
Allianz High Five L - Option 3                                                1.85%                     0.00%
Allianz High Five L - Option 4                                                1.95%                     0.00%
Allianz Rewards Enhanced - Option 1                                           1.70%                     0.15%
Allianz Rewards Enhanced - Option 2                                           1.80%                     0.15%
Allianz Rewards Enhanced - Option 3                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 4                                           1.85%                     0.15%
Allianz Rewards Enhanced - Option 5                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 6                                           2.45%                     0.15%
Allianz Rewards Enhanced - Option 7                                           1.90%                     0.15%
Allianz Rewards Enhanced - Option 8                                           2.40%                     0.15%
Allianz Rewards Traditional - Option 1                                        1.50%                     0.15%
Allianz Rewards Traditional - Option 2                                        1.80%                     0.15%
Allianz Rewards Traditional - Option 4                                        1.55%                     0.15%
Allianz Rewards Traditional - Option 5                                        1.75%                     0.15%
Allianz Rewards Traditional - Option 6                                        2.25%                     0.15%
Allianz Rewards Traditional - Option 7                                        1.70%                     0.15%
Allianz Rewards Traditional - Option 8                                        2.20%                     0.15%
Allianz Valuemark II                                                          1.25%                     0.15%
Allianz Valuemark III                                                         1.25%                     0.15%
Allianz Valuemark Income Plus                                                 1.25%                     0.15%
Allianz Valuemark IV - Option 1                                               1.34%                     0.15%
Allianz Valuemark IV - Option 2                                               1.64%                     0.15%
Allianz Valuemark IV - Option 3                                               1.44%                     0.15%
Allianz Valuemark IV - Option 4                                               1.74%                     0.15%
Allianz Valuemark IV - Option 5                                               1.60%                     0.15%
Allianz Valuemark IV - Option 6                                               1.90%                     0.15%




                                       72



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Allianz Valuemark IV - Option 7                                               1.90%                     0.15%
Allianz Valuemark IV - Option 8                                               1.75%                     0.15%
Allianz Valuemark IV - Option 9                                               2.00%                     0.15%
Allianz Valuemark IV - Option 10                                              2.05%                     0.15%


The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

Allianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)


                                                   Charges for   Charges for   Charges for   Charges for   Charges for
                                                    Contract       Contract      Contract      Contract      Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)             with           with          with          with          with
                                                   Traditional     Enhanced      No GMIB     Traditional     Enhanced
                                                      GMIB           GMIB                        GMIB          GMIB
------------------------------------------------- -------------- ------------- ------------- ------------- -------------

Traditional Guaranteed Minimum Death Benefit          1.40%         1.70%         1.50%         1.70%         2.20%
                                                  (Traditional   (Optional -   (Traditional  (Traditional  (Traditional
                                                   - Option 1)    Option 1)    - Option 3)   - Option 4)   - Option 5)


Earnings  Protection  Guaranteed  Minimum  Death      1.60%         1.90%         1.80%         2.00%         2.45%
Benefit                                           (Traditional   (Optional -   (Optional -   (Optional -   (Optional -
                                                   -Option 2)     Option 2)     Option 3)     Option 4)     Option 5)

Enhanced Guaranteed Minimum Death Benefit             1.70%          1.90%         1.80%         1.95%         2.40%
                                                   (Optional -     (Enhanced     (Enhanced     (Enhanced     (Enhanced
                                                    Option 1)    - Option 1)   - Option 3)   - Option 4)   - Option 5)


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The Rewards contract was launched in May of 2000 (Original Contract). Allianz Rewards automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. The Original Contract also offered an optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge where the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The September 2002 Contract replaced the Original Contract and offered an optional Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) and a new Enhanced GMDB each for an additional cost. The Enhanced GMIB provided guaranteed minimum annuity payments during the annuity phase. Enhanced GMIB payments are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%. Under the new Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%.

The May 2003 Contract replaced the September 2002 Contract and offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit which replaced the Enhanced GMIB. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a GMIB. May 2003 Contracts also offered another new version of the Enhanced GMDB where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. In May 2003 owners of Original Contracts were also allowed to add the Traditional or Enhanced PRIME Benefit to their contract for an additional fee.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The May 2006 Contract replaced the May 2003 Contract and offered the PRIME Plus Benefit which is the only optional benefit that can be selected after the contract is issued. All of the PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.


                                                Charges (INCLUDES A 0.15% ADMINISTRATIVE CHARGE)

                                                                                        May 2003
                                   Original     Original                   September     and May      May 2003    May 2003 Contracts
                       Original    Contracts    Contracts    September     2002           2006        Contracts    with the Enhanced
                       Contracts   with the     with the     2002          Contracts    Contracts     with the     PRIME Benefit and
                       without     Traditional   Enhanced    Contracts     with the     without a     Traditional May 2006 Contracts
                       a PRIME     PRIME        PRIME        without a     Enhanced       PRIME         PRIME        with the PRIME
                       Benefit     Benefit      Benefit        GMIB         GMIB          Benefit      Benefit        Plus Benefit

  Traditional GMDB       1.65%      1.85%        2.35%        1.65%          1.95%          1.70%        1.90%            2.40%
                   (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Traditional-
                      Option 1)   Option 7)     Option 8)     Option 1)     Option 2)     Option 4)      Option 5)      Option 6)

  Enhanced GMDB          1.85%        2.05%      2.55%        1.95%         2.15%          2.00%        2.15%            2.60%
                     (Enhanced-    (Enhanced-  (Enhanced-   (Enhanced-     (Enhanced-    (Enhanced-    (Enhanced-    (Enhanced-
                      Option 1)     Option 7)   Option 8)    Option 2)      Option 3)     Option 4)     Option 5)     Option 6)

*Enhanced GMDB (pre 9/27/02)

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
Traditional GMDB                       1.15%

 Enhanced GMDB                         1.35%


The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                                       Charges

                               Contracts
                               without a
                                 PRIME          Contracts with the         Contracts with the
                                Benefit       Traditional PRIME Benefit    Enhanced PRIME Benefit
Traditional GMDB                  1.75%                1.95%                    2.45%
                               (Option 1)           (Option 4)               (Option 7)
 Enhanced GMDB                    2.05%                2.20%                    2.65%
                               (Option 2)           (Option 5)               (Option 8)
 Earnings Protection GMDB         2.05%                2.25%                    2.70%
                               (Option 3)           (Option 6)               (Option 9)

The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.

Allianz Custom Income also automatically provides the Total Income Package (TIP) unless you elect otherwise at Contract issue. The TIP includes the Increasing Withdrawal Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB provides income in the form of partial withdrawals, and the maximum amount that you can withdraw can increase each year. The IWB provides a flexible payment stream, but payments are not guaranteed for life. The WPB provides either single or joint lifetime income in the form of partial withdrawals, and provides continued access to Contract Value that is available for withdrawals, annuitization, and payment of a death benefit. WPB Payments also have the potential to increase each year. The LIB provides lifetime income in the form of variable annuity payments that are guaranteed never to be less than the initial payment and LIB Payments also have the potential to increase each year. The LIB also has a liquidation feature that allows withdrawals or payment of a death benefit for a limited period of time.

                                                   Charges
Contracts with the TIP                              2.20%

Contracts without the TIP                           1.45%


Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Dimensions contract also offered Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit) or the Guaranteed Performance Accumulator Benefit (GPA Benefit). The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals at the 20th Contract Anniversary.

The Dimensions contract also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the M&E and administrative charges) in one year, the owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the owner will pay an additional 2% to 3% GVP charge.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                              Return of
                              Principal       Double Principal       Earnings
                                GMDB              GMDB           Protection GMDB
  GPP Benefit  or no GVP   1.50% (Option 1)   1.80% (Option 3)  1.70% (Option 5)

  GPA Benefit              1.70% (Option 2)   2.00% (Option 4)  1.90% (Option 6)


The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite features a decreasing M&E charge. The M&E charge will decrease 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offers the optional Short Withdrawal Charge Option that reduces the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carries an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offers the optional PRIME Plus Benefit which carries an additional M&E charge of 0.70% for contracts with the Traditional GMDB and an additional M&E charge of the 0.60% for contracts with the Enhanced GMDB. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit
(GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Plus Benefit provides a guarantee on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.


                                     Charges
                                                                                             Contracts with
                                                                                            Short Withdrawal
                       Contracts with        Contracts with the                             Charge Option and
                         no optional          Short Withdrawal       Contracts with the      the PRIME Plus
                          benefits              Charge Option        PRIME Plus Benefit*        Benefit*
Traditional GMDB          1.15%              1.50% decreasing to      1.85% decreasing      2.20% decreasing
                        decreasing to        1.00% by the 7th         to 1.70% by the       to 1.70% by the
                        1.00% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary

 Enhanced GMDB              1.45%           1.80% decreasing to      2.05% decreasing      2.40% decreasing
                        decreasing to        1.30% by the 7th         to 1.90% by the       to 1.90% by the
                        1.30% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary


     *Assumes the PRIME Plus Benefit is selected at contract issue.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.        SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz High 5 can be summarized as follows:

Allianz High 5 automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 also automatically provides Living Guarantees unless you elect otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

                                      Charges
Traditional GMDB                       1.40%

 Enhanced GMDB                         1.60%



The M&E charge and administrative charge for Allianz High 5 Bonus can be summarized as follows:

Allianz High 5 Bonus automatically provides a bonus of 3% to 7% on each Purchase Payment received before age 81. The bonus is subject to a three year vesting schedule. The High 5 Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)

Traditional GMDB                       1.70%

Enhanced GMDB                          1.90%



The M&E charge for Allianz High 5 L can be summarized as follows:

Allianz High 5 L automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 L also offers optional Living Guarantees. The Living Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There are no additional fees or charges if you select the Living Guarantees with the GPV Benefit, however, there is an additional charge for selecting the GAV Benefit. In addition, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the Purchase Payments received within 90 days of Contract issue. The GPV is recalculated on each Contract Anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent Contract Anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

                                                    Charges
                                               Traditional GMDB    Enhanced GMDB
No Living Guarantees or Living Guarantees        1.65%                 1.85%
with the GPV Benefit
Living Guarantees with the GAV Benefit           1.75%                 1.95%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)
Valuemark II                           1.40%

Valuemark III                          1.40%



The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV contract was launched in February of 1997 (Original Contract). For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement) the death benefit was the Contract Value. Before July 1999 Original Contracts with an EDB Endorsement included Death Benefit Option 1(DB Option 1) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. Beginning in July 1999 the owner could instead select Death Benefit Option 2 (DB Option 2) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001 the owner could select for an additional charge Death Benefit Option 3 (DB Option 3) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales will be discontinued in May 2007. The May 2003 Contract replaced the Original Contract. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                  Charges (INCLUDES A 0.15% ADMINISTRATIVE CHARGE
                                                               May 2003     May 2003
                                Original                      Contracts     Contracts
                               Contracts        Original     without the    with the
                               without a        Contracts    Traditional    Traditional
                                  GMIB         with a GMIB       GMIB          GMIB
Without the EDB                  1.49%            1.79%           -             -
Endorsement, or with DB
Option 1 or DB Option 2

DB Option 3                      1.59%            1.89%           -             -

Traditional GMDB                    -              -            1.75%          1.90%

Enhanced GMDB                       -              -            2.05%          2.15%

Earnings Protection GMDB            -              -            2.05%          2.20%



The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE CHARGE)
Valuemark Income Plus                  1.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2006 and 2005 were $4,303,000 and $3,595,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III and Allianz Valuemark IV deferred annuity contracts. Allianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                        Contingent Deferred Sales Charge

                                                                 Allianz
Years                 Allianz                                      High        Allianz            Allianz    Allianz     Allianz
Since       Allianz   Charter    Allianz     Allianz   Allianz     Five        High     Allianz  Valuemark  Valuemark   Valuemark
Payment     Alterity    II      Dimensions   Elite   High Five     Bonus       Five L   Rewards     II         III         IV
----------- -------- ---------- ----------- -------- ----------- ---------- ---------- --------- ---------- ----------- ----------

   0-1        7%        8%          8%       8.5%        8%        8.5%        8%        8.5%       5%          6%         6%
   1-2        6%        7%          7%       8.5%        8%        8.5%        7%        8.5%       5%          5%         6%
   2-3        5%        0%          7%       7.5%        7%        8.5%        5%        8.5%       4%          4%         6%
   3-4        4%        0%          6%       6.5%        6%        8.5%        0%        8.5%       3%          3%         5%
   4-5        3%        0%          5%        5%         5%         8%         0%         8%       1.5%        1.5%        4%
   5-6        2%        0%          4%        4%         4%         7%         0%         7%        0%          0%         3%
   6-7        0%        0%          3%        3%         3%         6%         0%         6%        0%          0%         2%
   7-8        0%        0%          0%        0%         0%         5%         0%         5%        0%          0%         0%
   8-9        0%        0%          0%        0%         0%         4%         0%         4%        0%          0%         0%
   9-10       0%        0%          0%        0%         0%         3%         0%         3%        0%          0%         0%
   10 +       0%        0%          0%        0%         0%         0%         0%         0%        0%          0%         0%


Total contingent deferred sales charges paid by the contract owners during the the years ended December 31, 2006 and 2005 were $23,383,698 and $13,602,547, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Dimensions, Allianz High Five, Allianz Rewards, Allianz Charter II, Allianz High Five Bonus and Allianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Allianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2006 and 2005 were $5,375 and $8,050, respectively. Net transfers to/from the Fixed Accounts during the years ended December 31, 2006 and 2005 were $(367,573,000) and $50,021,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2006 and 2005.



                                                           Capitalization       Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION
---------                                                       ------        --------------
USAZ Fusion Balanced Fund                                          $67,000       5/2/2005
USAZ Fusion Growth Fund                                             67,000       5/2/2005
USAZ Fusion Moderate Fund                                           67,000       5/2/2005
USAZ Jennison 20/20 Focus Fund                                   6,000,000       5/2/2005
USAZ Jennison Growth Fund                                        3,000,000       5/2/2005
USAZ Salomon Brothers Small Cap Growth Fund                      5,000,000       5/2/2005
AZL Neuberger Berman Regency Fund                                5,000,000       5/1/2006
AZL Oppenheimer Developing Markets Fund                         10,000,000       5/1/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                5,000,000       5/1/2006
AZL Van Kampen Global Real Estate Fund                          10,000,000       5/1/2006


Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2006 and 2005.


                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
PORTFOLIO

USAZ Fusion Balanced Fund                                  $67,000               -             -
USAZ Fusion Growth Fund                                     67,000               -             -
USAZ Fusion Moderate Fund                                   67,000               -             -
USAZ Jennison 20/20 Focus Fund                           6,000,000         326,555             -
USAZ Jennison Growth Fund                                3,000,000         250,619             -
USAZ Salomon Brothers Small Cap Growth Fund              5,000,000         516,891             -
AZL Neuberger Berman Regency Fund                        5,000,000        (399,601)            -
AZL Oppenheimer Developing Markets Fund                 10,000,000      (1,218,200)            -
AZL PIMCO Fundamental IndexPLUS Total Return Fund        1,238,784         104,367     3,761,216
AZL Van Kampen Global Real Estate Fund                  10,000,000        (140,132)            -
                                                       ------------------------------------------
                          Total                         40,439,784       (559,501)    3,761,216
                                                       ------------------------------------------


3.   FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                                       COST OF         PROCEEDS FROM
                                                                                       PURCHASES            SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                   8,827             12,124
     AIM V.I. Core Equity Fund                                                            7,267              8,956
     AIM V.I. International Growth Fund                                                      55                530
     Alger American Growth Portfolio                                                         12              2,002
     Alger American Leveraged AllCap Portfolio                                               12                733
     Alger American MidCap Growth Portfolio                                               1,490              2,784
     Alger American Small Capitalization Portfolio                                            -                284
     AZL AIM Basic Value Fund                                                            25,898             36,268
     AZL AIM International Equity Fund                                                  127,851             59,757
     AZL Columbia Technology Fund                                                        23,237             22,557
     AZL Davis NY Venture Fund                                                          125,833             56,130
     AZL Dreyfus Founders Equity Growth Fund                                             45,352             20,268
     AZL Dreyfus Premier Small Cap Value Fund                                            30,849             19,408
     AZL Franklin Small Cap Value Fund                                                  143,463             67,284
     AZL Fusion Balanced Fund                                                           231,150             95,217
     AZL Fusion Growth Fund                                                             613,348            138,974
     AZL Fusion Moderate Fund                                                           385,788             96,190
     AZL Jennison 20/20 Focus Fund                                                      120,599             58,405
     AZL Jennison Growth Fund                                                            43,172             31,464
     AZL Legg Mason Growth Fund                                                          52,324             34,114
     AZL Legg Mason Value Fund                                                           61,321             55,989
     AZL LMP Large Cap Growth Fund                                                       28,470             37,690
     AZL LMP Small Cap Growth Fund                                                       33,051             20,836
     AZL Money Market Fund                                                              630,498            558,146
     AZL Neuberger Berman Regency Fund                                                   23,906              6,119
     AZL OCC Opportunity Fund                                                            65,012             51,528
     AZL OCC Renaissance Fund                                                            60,150            105,271
     AZL OCC Value Fund                                                                  58,119             58,857
     AZL Oppenheimer Developing Markets Fund                                             60,636             18,839
     AZL Oppenheimer Global Fund                                                         82,314             39,679
     AZL Oppenheimer International Growth Fund                                          106,918             45,667
     AZL Oppenheimer Main Street Fund                                                    36,936             19,878
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                                    4,998                392
     AZL Van Kampen Aggressive Growth Fund                                               36,117             36,539
     AZL Van Kampen Comstock Fund                                                       112,133             94,607
     AZL Van Kampen Equity and Income Fund                                               74,601             30,123
     AZL Van Kampen Global Franchise Fund                                               147,487             62,150
     AZL Van Kampen Global Real Estate Fund                                              61,633              6,043
     AZL Van Kampen Growth and Income Fund                                               92,492             66,003
     AZL Van Kampen Mid Cap Growth Fund                                                 117,471             83,036
     AZL Van Kampen Strategic Growth Fund                                                33,671             43,219
     Davis VA Financial Portfolio                                                        36,520             27,593
     Davis VA Real Estate Portfolio                                                         317                838
     Davis VA Value Portfolio                                                             9,530             35,857
     Dreyfus IP Small Cap Stock Index Portfolio                                          80,372             74,374
     Dreyfus Stock Index Fund                                                            68,187             90,704
     Franklin Global Communications Securities Fund                                      60,721             53,311
     Franklin Growth and Income Securities Fund                                          78,119            110,591



                                       83



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                                       COST OF         PROCEEDS FROM
                                                                                      PURCHASES             SALES
                                                                              -------------------------------------
     Franklin High Income Fund                                                           80,677             71,910
     Franklin Income Securities Fund                                                    331,908            139,972
     Franklin Large Cap Growth Securities Fund                                           37,669             78,382
     Franklin Money Market Fund                                                             691              8,473
     Franklin Real Estate Fund                                                          100,804            136,148
     Franklin Rising Dividends Securities Fund                                           69,005            147,724
     Franklin Small Cap Value Securities Fund                                            19,834             53,763
     Franklin Small-Mid Cap Growth Fund                                                  27,239             77,175
     Franklin U.S. Government Fund                                                       78,900            114,772
     Franklin Zero Coupon Fund 2010                                                      20,086             27,067
     J.P. Morgan International Equity Portfolio                                               8                186
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         8                272
     Jennison 20/20 Focus Portfolio                                                      31,979             39,701
     Mutual Discovery Securities Fund                                                   236,236            126,001
     Mutual Shares Securities Fund                                                      336,372            126,163
     OpCap Mid Cap Portfolio                                                             14,967              1,187
     Oppenheimer Global Securities Fund/VA                                               26,885             50,380
     Oppenheimer High Income Fund/VA                                                      8,670             10,162
     Oppenheimer Main Street Fund/VA                                                      6,021             32,145
     PIMCO VIT All Asset Portfolio                                                       70,139             83,557
     PIMCO VIT Commodity Portfolio                                                       75,233             33,699
     PIMCO VIT Emerging Markets Bond Portfolio                                           33,353             20,528
     PIMCO VIT Global Bond Portfolio                                                     27,166             10,426
     PIMCO VIT High Yield Portfolio                                                      65,418             69,723
     PIMCO VIT Real Return Portfolio                                                     56,536             68,229
     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,027              4,641
     PIMCO VIT Total Return Portfolio                                                   104,467             80,809
     Seligman Global Technology Portfolio                                                     7                620
     Seligman Smaller-Cap Value Portfolio                                                17,234             42,191
     SP Strategic Partners Focused Growth Portfolio                                       6,830             14,705
     SP William Blair International Growth Portfolio                                      5,733              6,973
     Templeton Global Asset Allocation Fund                                               2,265              3,332
     Templeton Developing Markets Securities Fund                                       105,650            146,212
     Templeton Foreign Securities Fund                                                   68,349             88,976
     Templeton Global Income Securities Fund                                                905              5,657
     Templeton Growth Securities Fund                                                   211,753            101,691
     Van Kampen LIT Enterprise Portfolio                                                      1                 53
     Van Kampen LIT Growth and Income Portfolio                                              91                298
     Van Kampen LIT Strategic Growth Portfolio                                                -              1,440

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




 5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND             FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          1,032       (119)          680       (124)        (19)         (17)
           Surrenders and terminations                      (225)        (89)         (70)        (99)        (31)         (22)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)           -            -         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         807       (208)          610       (224)        (50)         (39)
                                                      --------------------------------------------------------------------------

                                                                                  ALGER AMERICAN
                                                       ALGER AMERICAN GROWTH      LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (89)        (88)         (18)        (86)        (91)         (89)
           Surrenders and terminations                      (147)       (217)         (62)        (95)       (121)        (101)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -         (1)            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (236)       (306)         (80)       (181)       (213)        (191)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL     AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                     CAPITALIZATION PORTFOLIO          FUND                   EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        1,520       2,554       2,753        2,524
           Transfers between funds                            (9)         (9)      (1,775)     (1,571)       2,182        1,563
           Surrenders and terminations                       (27)        (14)        (839)       (776)       (541)        (281)
           Rescissions                                          -           -         (47)        (27)        (77)         (55)
           Bonus                                                -           -           18          36          47           46
           Other transactions                                   -           -          (4)         (4)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (36)        (23)      (1,127)         212       4,363        3,796
                                                      --------------------------------------------------------------------------




                                       85



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                            AZL COLUMBIA        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND              FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  971       1,018        6,108       8,826       1,231        2,162
           Transfers between funds                          (494)       (786)        1,404       2,170       1,417        (765)
           Surrenders and terminations                      (300)       (208)      (1,244)       (884)       (508)        (385)
           Rescissions                                       (36)        (17)        (107)       (190)        (39)         (42)
           Bonus                                               20          19           65         106          18           24
           Other transactions                                 (1)         (2)          (5)         (4)         (2)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         160          24        6,222      10,024       2,116          991
                                                      --------------------------------------------------------------------------


                                                        AZL DREYFUS PREMIER      AZL FRANKLIN SMALL      AZL FUSION BALANCED
                                                       SMALL CAP VALUE FUND       CAP VALUE FUND                FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,237       1,973        4,056       5,996      10,095        6,946
           Transfers between funds                          (369)         209          390         438       3,614        4,146
           Surrenders and terminations                      (160)       (157)        (675)       (435)       (905)        (138)
           Rescissions                                       (27)        (59)        (100)       (129)       (260)        (173)
           Bonus                                               20          35           57          94         238          103
           Other transactions                                 (1)         (1)          (3)         (2)         (2)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         700       2,000        3,725       5,962      12,780       10,884
                                                      --------------------------------------------------------------------------


                                                         AZL FUSION GROWTH      AZL FUSION MODERATE       AZL JENNISON 20/20
                                                               FUND                    FUND                  FOCUS FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               36,078      17,947       28,103      18,208       4,633        2,145
           Transfers between funds                          7,706      12,469          607       9,491         708        4,295
           Surrenders and terminations                    (1,140)       (140)      (1,597)       (152)       (324)         (49)
           Rescissions                                    (1,132)       (156)        (885)       (257)        (70)         (32)
           Bonus                                              643         348          383         274          54           29
           Other transactions                                 (8)         (1)          (6)           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      42,146      30,467       26,606      27,564       4,999        6,388
                                                      --------------------------------------------------------------------------




                                       86



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                        AZL JENNISON GROWTH    AZL LEGG MASON GROWTH     AZL LEGG MASON VALUE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,002         917        2,185       1,227       3,815        7,891
           Transfers between funds                          (840)       2,136        (332)       1,189     (2,312)        2,859
           Surrenders and terminations                      (127)        (23)        (372)       (221)       (729)        (469)
           Rescissions                                       (34)         (8)         (49)        (18)        (90)        (194)
           Bonus                                               24          16           29          16          38          108
           Other transactions                                   -           -          (2)         (1)         (4)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,024       3,038        1,459       2,192         718       10,193
                                                      --------------------------------------------------------------------------


                                                         AZL LMP LARGE CAP       AZL LMP SMALL CAP
                                                            GROWTH FUND             GROWTH FUND          AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,487       3,568        1,288         749      25,839       30,135
           Transfers between funds                        (1,606)        (69)        (104)       1,181    (11,524)     (17,531)
           Surrenders and terminations                      (849)       (723)        (123)        (33)     (7,712)      (3,921)
           Rescissions                                       (32)        (61)         (27)        (16)       (799)        (931)
           Bonus                                               21          62           19          11         368          427
           Other transactions                                 (3)         (3)            -           -         (8)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (982)       2,774        1,053       1,892       6,164        8,173
                                                      --------------------------------------------------------------------------


                                                        AZL NEUBERGER BERMAN    AZL OCC OPPORTUNITY      AZL OCC RENAISSANCE
                                                           REGENCY FUND                FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  759           -        1,830       2,109       1,650        5,713
           Transfers between funds                          1,160           -        (618)     (1,314)     (5,299)      (7,886)
           Surrenders and terminations                       (26)           -        (486)       (385)     (1,391)      (1,310)
           Rescissions                                       (30)           -         (71)        (50)        (31)        (142)
           Bonus                                               13           -           31          44          17           78
           Other transactions                                   -           -          (2)         (2)         (6)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,876           -          683         402     (5,060)      (3,555)
                                                      --------------------------------------------------------------------------




                                       87



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                  AZL OPPENHEIMER
                                                         AZL OCC VALUE FUND       DEVELOPING MARKETS     AZL OPPENHEIMER GLOBAL
                                                                                       FUND                       FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,014       4,391        1,726           -       3,331        4,983
           Transfers between funds                        (1,290)     (4,261)        2,798           -         205          205
           Surrenders and terminations                      (789)       (741)         (38)           -       (437)        (259)
           Rescissions                                       (14)       (127)         (84)           -        (83)         (76)
           Bonus                                               12          72           19           -          44           69
           Other transactions                                 (3)         (4)            -           -         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,070)       (670)        4,421           -       3,057        4,921
                                                      --------------------------------------------------------------------------


                                                          AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                       INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN    INDEXPLUS TOTAL RETURN
                                                               FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,088       1,552        1,874       3,302         130            -
           Transfers between funds                          2,162         536         (93)       (374)         296            -
           Surrenders and terminations                      (342)       (140)        (355)       (274)         (3)            -
           Rescissions                                       (60)        (36)         (75)        (69)         (8)            -
           Bonus                                               40          29           22          54           2            -
           Other transactions                                 (1)         (1)          (2)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,887       1,940        1,371       2,638         416            -
                                                      --------------------------------------------------------------------------


                                                           AZL VAN KAMPEN          AZL VAN KAMPEN       AZL VAN KAMPEN EQUITY
                                                      AGGRESSIVE GROWTH FUND       COMSTOCK FUND           AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,557       2,351        5,049      11,422       3,962        5,952
           Transfers between funds                        (1,675)     (1,380)      (3,259)     (1,495)         384        1,331
           Surrenders and terminations                      (587)       (520)      (2,417)     (1,635)       (683)        (504)
           Rescissions                                       (46)        (38)        (126)       (250)        (94)        (125)
           Bonus                                               24          46           53         152          28           69
           Other transactions                                 (3)         (3)          (9)         (9)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (730)         456        (709)       8,185       3,595        6,722
                                                      --------------------------------------------------------------------------





                                       88



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                       AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GROWTH
                                                          FRANCHISE FUND         REAL ESTATE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,376       6,124        1,795           -       3,614        5,312
           Transfers between funds                          1,317       2,492        3,513           -     (1,264)        1,324
           Surrenders and terminations                      (744)       (538)         (47)           -     (1,510)        (929)
           Rescissions                                      (102)        (99)         (37)           -        (77)        (112)
           Bonus                                               53          84           23           -          39           68
           Other transactions                                 (3)         (2)            -           -         (6)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,897       8,061        5,248           -         796        5,658
                                                      --------------------------------------------------------------------------


                                                         AZL VAN KAMPEN MID        AZL VAN KAMPEN         DAVIS VA FINANCIAL
                                                          CAP GROWTH FUND      STRATEGIC GROWTH FUND          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,556       4,570        2,421       4,238         839        1,345
           Transfers between funds                        (1,178)       3,659      (2,178)     (2,435)         206        (353)
           Surrenders and terminations                      (919)       (517)      (1,188)     (1,032)       (421)        (336)
           Rescissions                                      (102)       (105)         (43)       (101)        (14)         (27)
           Bonus                                               56          87           31          67           9           23
           Other transactions                                 (3)         (2)          (5)         (5)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,410       7,692        (962)         732         617          650
                                                      --------------------------------------------------------------------------


                                                        DAVIS VA REAL ESTATE       DAVIS VA VALUE        DREYFUS IP SMALL CAP
                                                             PORTFOLIO               PORTFOLIO          STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          154         278       2,745        4,730
           Transfers between funds                            (1)         (5)      (1,210)     (1,507)     (1,655)           19
           Surrenders and terminations                       (25)        (18)        (923)       (751)       (851)        (638)
           Rescissions                                          -           -          (3)         (5)        (66)         (93)
           Bonus                                                -           -            1           -          31           60
           Other transactions                                   -           -          (4)         (5)         (4)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (26)        (23)      (1,984)     (1,990)         200        4,074
                                                      --------------------------------------------------------------------------




                                       89



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                  FRANKLIN GLOBAL
                                                        DREYFUS STOCK INDEX       COMMUNICATIONS         FRANKLIN GROWTH AND
                                                              FUND                SECURITIES FUND       INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,263       6,715          660         422         673        1,781
           Transfers between funds                        (3,410)     (6,021)          813          81       (557)        (500)
           Surrenders and terminations                    (1,716)     (1,575)        (946)       (967)     (1,885)      (2,045)
           Rescissions                                       (60)       (181)         (20)        (12)        (12)         (50)
           Bonus                                               23          79           13           9           8           29
           Other transactions                                 (7)         (8)          (5)         (6)         (5)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,908)       (991)          515       (473)     (1,778)        (792)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN HIGH INCOME      FRANKLIN INCOME         FRANKLIN LARGE CAP
                                                               FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,078       1,776        4,175       5,333       1,511        4,200
           Transfers between funds                           (99)     (1,167)        2,061         741     (1,841)      (1,031)
           Surrenders and terminations                      (886)       (956)      (1,982)     (1,971)     (1,653)      (1,696)
           Rescissions                                       (55)        (30)         (81)        (94)        (46)         (97)
           Bonus                                               13          24           38          57          19           54
           Other transactions                                 (2)         (3)          (5)         (5)         (5)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          49       (356)        4,206       4,061     (2,016)        1,424
                                                      --------------------------------------------------------------------------


                                                                                                            FRANKLIN RISING
                                                       FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE      DIVIDENDS SECURITIES
                                                               FUND                    FUND                      FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          801       2,333       1,245        4,002
           Transfers between funds                           (93)       (239)      (1,423)       (309)     (1,651)        (798)
           Surrenders and terminations                      (451)       (511)        (703)       (641)     (1,819)      (1,808)
           Rescissions                                          -           -         (21)        (55)        (29)         (96)
           Bonus                                                -           -           10          40          11           50
           Other transactions                                 (1)         (1)          (2)         (2)         (5)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (546)       (751)      (1,338)       1,366     (2,248)        1,344
                                                      --------------------------------------------------------------------------




                                       90



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                         FRANKLIN SMALL CAP      FRANKLIN SMALL-MID         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND      CAP GROWTH FUND          GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  201       2,550          670       1,659       1,390        3,415
           Transfers between funds                        (1,692)     (1,013)      (1,390)     (1,064)     (1,312)      (1,062)
           Surrenders and terminations                      (761)       (893)      (1,327)     (1,521)     (2,041)      (2,211)
           Rescissions                                        (8)        (69)         (17)        (36)        (46)         (64)
           Bonus                                                1          41            9          26          14           50
           Other transactions                                 (3)         (3)          (4)         (5)         (6)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,262)         613      (2,060)       (941)     (2,002)          121
                                                      --------------------------------------------------------------------------


                                                                                   J.P. MORGAN         J.P. MORGAN U.S. LARGE
                                                        FRANKLIN ZERO COUPON    INTERNATIONAL EQUITY        CAP CORE EQUITY
                                                             FUND 2010               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  164         504            -           -           -            -
           Transfers between funds                          (166)         347          (3)         (3)        (11)          (7)
           Surrenders and terminations                      (248)       (183)         (14)         (5)        (20)         (16)
           Rescissions                                        (2)        (13)            -           -           -            -
           Bonus                                                3           9            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (249)         663         (17)         (8)        (31)         (23)
                                                      --------------------------------------------------------------------------


                                                        JENNISON 20/20 FOCUS      MUTUAL DISCOVERY          MUTUAL SHARES
                                                             PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  231       1,975        4,267       5,795       8,667        9,633
           Transfers between funds                          (842)         471        1,414       2,231       3,640        2,116
           Surrenders and terminations                      (415)       (343)      (1,785)     (1,707)     (3,355)      (3,340)
           Rescissions                                        (6)        (33)         (88)       (140)       (170)        (187)
           Bonus                                                3          26           50          72          83          105
           Other transactions                                 (2)         (2)          (6)         (5)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,030)       2,094        3,851       6,246       8,856        8,318
                                                      --------------------------------------------------------------------------





                                       91



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                           OPCAP MID CAP         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                             PORTFOLIO          SECURITIES FUND/VA             FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  596           -          240         406          38          102
           Transfers between funds                            869           -      (1,695)     (1,810)       (107)        (727)
           Surrenders and terminations                        (8)           -      (1,173)       (917)       (244)        (229)
           Rescissions                                       (10)           -          (2)        (12)           -          (4)
           Bonus                                                6           -            2         (1)           1            1
           Other transactions                                   -           -          (4)         (6)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,452           -      (2,632)     (2,340)       (313)        (858)
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN      PIMCO VIT ALL ASSET      PIMCO VIT COMMODITY
                                                          STREET FUND/VA             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  207         396        3,643       8,654       2,673        1,721
           Transfers between funds                        (1,614)     (2,369)      (4,589)       2,162       1,252        2,804
           Surrenders and terminations                    (1,200)       (987)        (726)       (452)       (303)         (49)
           Rescissions                                        (6)        (10)        (106)       (199)        (64)         (27)
           Bonus                                                1           -           64         117          34           26
           Other transactions                                 (6)         (7)          (3)         (2)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,617)     (2,977)      (1,717)      10,280       3,592        4,475
                                                      --------------------------------------------------------------------------


                                                         PIMCO VIT EMERGING    PIMCO VIT GLOBAL BOND     PIMCO VIT HIGH YIELD
                                                      MARKETS BOND PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,118         641        1,149         860       1,575        3,360
           Transfers between funds                             20       1,409          701         495     (1,505)      (1,078)
           Surrenders and terminations                      (109)        (16)        (102)         (4)     (1,125)        (865)
           Rescissions                                       (25)        (13)         (32)        (15)        (56)         (79)
           Bonus                                               17          10           14          14          20           47
           Other transactions                                   -           -            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,020       2,031        1,730       1,350     (1,094)        1,382
                                                      --------------------------------------------------------------------------




                                       92



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                                                PIMCO VIT STOCKSPLUS
                                                       PIMCO VIT REAL RETURN    GROWTH AND INCOME      PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,103       8,937           34          42       3,796        7,091
           Transfers between funds                        (3,958)       (860)        (197)       (404)       (653)        (210)
           Surrenders and terminations                    (1,349)     (1,170)        (177)       (186)     (2,422)      (1,961)
           Rescissions                                       (54)       (248)            -           -        (94)        (139)
           Bonus                                               28         103            -           -          37           85
           Other transactions                                 (4)         (4)          (1)         (1)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,233)       6,758        (342)       (549)         654        4,857
                                                      --------------------------------------------------------------------------


                                                       SP STRATEGIC PARTNERS      SP WILLIAM BLAIR
                                                          FOCUSED GROWTH       INTERNATIONAL GROWTH        SELIGMAN GLOBAL
                                                             PORTFOLIO               PORTFOLIO          TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  113       1,826           50          96           -            -
           Transfers between funds                        (1,214)       (745)        (258)       (506)        (32)        (154)
           Surrenders and terminations                      (337)       (189)        (163)       (170)        (59)         (44)
           Rescissions                                        (7)        (36)          (2)         (1)           -            -
           Bonus                                                2          44            -           -           -            -
           Other transactions                                 (1)         (1)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,445)         899        (374)       (582)        (91)        (198)
                                                      --------------------------------------------------------------------------


                                                        SELIGMAN SMALLER-CAP      TEMPLETON GLOBAL       TEMPLETON DEVELOPING
                                                          VALUE PORTFOLIO      ASSET ALLOCATION FUND   MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   78         152            -           -       2,187        3,506
           Transfers between funds                        (1,017)     (1,526)         (11)        (17)     (3,013)        3,016
           Surrenders and terminations                      (541)       (580)        (144)       (152)     (1,354)      (1,182)
           Rescissions                                        (1)         (3)            -           -        (53)         (64)
           Bonus                                                -         (1)            -           -          33           56
           Other transactions                                 (2)         (3)            -           -         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,483)     (1,961)        (155)       (169)     (2,203)        5,327
                                                      --------------------------------------------------------------------------





                                       93



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:

                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND     INCOME SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,425       2,212            -           -       5,208        6,772
           Transfers between funds                          (136)          71         (17)        (34)         622          632
           Surrenders and terminations                    (1,913)     (1,811)        (166)       (218)     (2,268)      (2,305)
           Rescissions                                       (31)        (47)            -           -       (102)        (123)
           Bonus                                               17          33            -           -          50           77
           Other transactions                                 (6)         (7)            -         (1)         (7)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (645)         451        (183)       (253)       3,503        5,046
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                                                                             VAN KAMPEN LIT
                                                           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH       STRATEGIC GROWTH
                                                       ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (1)         (9)          (6)         (8)        (90)        (124)
           Surrenders and terminations                        (6)         (1)         (13)         (9)        (87)         (60)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (7)        (10)         (19)        (17)       (177)        (184)
                                                      --------------------------------------------------------------------------

                                                      ------------------------
                                                                TOTAL
                                                      ------------------------
                                                           2006         2005
                                                      ------------------------
      Contract Transactions
           Purchase payments                              235,100     282,025
           Transfers between funds                       (30,730)       2,229
           Surrenders and terminations                   (71,008)    (56,105)
           Rescissions                                    (6,283)     (5,997)
           Bonus                                            3,231       4,038
           Other transactions                               (232)       (222)
                                                      ------------------------
      Total Net Contract Transactions                     130,078     225,968
                                                      ------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2006                                1,568    $7.05 to $7.77       11,798     0.05%     1.15% to 2.55%     3.63% to  5.09%
        2005                                  762    $6.80 to $7.39        5,430     0.05%     1.15% to 2.55%     6.10% to  7.59%
        2004                                  971    $6.41 to $6.87        6,470     0.00%     1.15% to 2.55%     3.93% to  5.40%
        2003                                1,166    $6.17 to $6.51        7,416     0.00%     1.15% to 2.55%    26.26% to  28.04%
        2002                                1,522    $4.94 to $5.09        7,605     0.00%     1.15% to 2.15%   -25.96% to -25.22%
     AIM V.I. Core Equity Fund
        2006                                  609   $10.85 to $10.95       6,644     1.59%     1.15% to 2.55%     9.03% to   9.56%
     AIM V.I. International Growth Fund
        2006                                  275   $10.45 to $11.51       3,037     0.98%     1.15% to 2.55%    25.01% to  26.77%
        2005                                  326   $8.28  to $8.99        2,826     0.65%     1.15% to 2.55%    14.97% to  16.58%
        2004                                  365   $7.20  to $7.71        2,731     0.65%     1.15% to 2.55%    20.87% to  22.58%
        2003                                  407   $5.96  to $6.29        2,502     0.47%     1.15% to 2.55%    25.81% to  27.59%
        2002                                  575   $4.79  to $4.93        2,788     0.44%     1.15% to 2.15%   -17.47% to -16.64%
     Alger American Growth Portfolio
        2006                                  852   $7.72  to $8.53        7,105     0.13%     1.15% to 2.55%     2.51% to   3.95%
        2005                                1,088   $7.53  to $8.20        8,756     0.24%     1.15% to 2.35%     9.44% to   10.76%
        2004                                1,394   $6.96  to $7.41       10,168     0.00%     1.15% to 2.35%     3.04% to   4.29%
        2003                                1,661   $6.70  to $7.10       11,660     0.00%     1.15% to 2.55%    31.76% to  33.61%
        2002                                2,095   $0.43  to $5.32       11,040     0.04%     1.15% to 2.15%   -34.42% to -33.76%
     Alger American Leveraged AllCap
     Portfolio
        2006                                  380   $8.44  to $9.33        3,523     0.00%     1.15% to 2.55%    16.27% to  17.90%
        2005                                  461   $7.55  to $7.81        3,627     0.00%     1.35% to 1.90%    12.30% to  12.92%
        2004                                  642   $6.51  to $6.92        4,466     0.00%     1.35% to 2.55%     5.46% to   6.73%
        2003                                  789   $6.34  to $6.48        5,095     0.00%     1.35% to 1.90%    32.19% to  32.92%
        2002                                  973   $0.39  to $4.91        4,743     0.01%     1.15% to 2.15%   -35.32% to -34.67%
     Alger American MidCap Growth Portfolio
        2006                                  732   $12.18 to $13.42       9,429     0.00%     1.15% to 2.55%     7.38% to   8.88%
        2005                                  944   $11.34 to $12.32      11,240     0.00%     1.15% to 2.55%     7.07% to   8.57%
        2004                                1,135   $10.59 to $11.35      12,515     0.00%     1.15% to 2.55%    10.19% to  11.75%
        2003                                1,431   $9.61  to $10.16      14,208     0.00%     1.15% to 2.55%    44.07% to  46.10%
        2002                                1,883   $6.75  to $6.95      12,884      0.00%     1.15% to 2.15%   -31.04% to -30.35%





                                       95



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Alger American Small Capitalization
     Portfolio
        2006                                  128    $7.52 to $8.28        1,018     0.00%    1.15% to  2.55%     17.00%to   18.65%
        2005                                  164    $6.42 to $6.98        1,108     0.00%    1.15% to  2.55%     13.95%to   15.55%
        2004                                  188    $5.64 to $6.04        1,103     0.00%    1.15% to  2.55%     13.63%to   15.23%
        2003                                  228    $4.96 to $5.24        1,169     0.00%    1.15% to  2.55%     38.76%to   40.71%
        2002                                  273    $3.62 to $3.72          996     0.00%    1.15% to  2.15%    -27.79%to  -27.07%
     AZL AIM Basic Value Fund
        2006                               14,786   $11.79 to $12.76     180,289     0.11%    1.00% to  2.70%      9.80%to   11.06%
        2005                               15,914   $10.74 to $11.36     175,485     0.00%    1.15% to  2.70%      2.49%to    4.09%
        2004                               15,701   $10.47 to $10.92     167,732     0.00%    1.15% to  2.70%      7.88%to    9.57%
        2003                                9,209    $9.69 to  $9.96      90,566     0.00%    1.15% to  2.70%     29.48%to   31.51%
        2002(1)                             2,785    $0.72 to  $7.58      21,035     0.17%    1.15% to  2.15%    -24.73%to  -24.22%
     AZL AIM International Equity Fund
        2006                               12,836   $16.51 to $17.88     219,438     0.22%    1.00% to  2.70%     13.31%to   23.67%
        2005                                8,473   $13.35 to $14.13     116,487     0.25%    1.15% to  2.70%     13.27%to   15.04%
        2004                                4,677   $11.79 to $12.29      56,469     0.00%    1.15% to  2.70%     18.86%to   20.73%
        2003                                2,162    $9.92 to $10.18      21,775     0.37%    1.15% to  2.70%     23.76%to   25.69%
        2002(1)                             1,012    $0.77 to  $8.10       8,153     0.00%    1.15% to  2.15%    -19.56%to  -19.02%
     AZL Columbia Technology Fund
        2006                                6,075    $7.74 to  $8.45      48,532     0.00%    1.00% to  2.70%     -0.17%to   11.26%
        2005                                5,916    $7.77 to  $8.27      47,113     0.00%    1.15% to  2.65%     -1.92%to   -0.45%
        2004                                5,891    $7.91 to  $8.30      47,555     0.00%    1.15% to  2.70%     -6.88%to   -5.42%
        2003                                4,592    $8.40 to  $8.78      39,590     0.00%    1.15% to  2.70%     38.17%to   40.33%
        2002(1)                             1,383    $0.58 to  $6.26       8,595     0.00%    1.15% to  2.15%    -42.38%to  -41.81%
     AZL Davis NY Venture Fund
        2006                               30,217   $12.34 to $13.47     389,221     0.29%    1.00% to  2.70%      9.24%to   10.88%
        2005                               23,999   $11.13 to $11.87     276,557     0.13%    1.15% to  2.70%      6.77%to    8.43%
        2004                               13,974   $10.43 to $10.95     149,818     0.23%    1.15% to  2.70%      7.60%to    9.29%
        2003                                4,799    $9.69 to $10.02      47,930     0.79%    1.15% to  2.70%     25.98%to   27.95%
        2002                                2,020    $0.72 to  $7.83      15,791     0.85%    1.15% to  2.15%    -25.79%to  -25.05%






                                       96



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Dreyfus Founders Equity Growth
     Fund
        2006                               11,304    $10.05 to $10.97    118,436     0.00%     1.00% to  2.70%     9.93% to   10.63%
        2005                                9,188     $9.14 to  $9.75     86,799     0.28%     1.15% to  2.70%     1.78% to    3.37%
        2004                                8,196     $8.98 to  $9.43     75,508     0.00%     1.15% to  2.70%     4.84% to    6.48%
        2003                                5,902     $8.55 to  $8.86     51,481     0.00%     1.15% to  2.70%    20.94% to   22.83%
        2002                                2,662     $0.66 to  $7.21     19,091     0.00%     1.15% to  2.15%   -32.18% to  -31.49%
     AZL Dreyfus Premier Small Cap Value
     Fund
        2006                                5,250    $13.28 to $13.90     71,186     0.07%     1.00% to  2.70%    10.39% to   12.01%
        2005                                4,551    $12.03 to $12.29     55,521     0.00%     1.40% to  2.70%     0.64% to    1.96%
        2004(3)                             2,551    $11.95 to $12.06     30,731     0.20%     1.40% to  2.70%    18.84% to   19.87%
     AZL Franklin Small Cap Value Fund
        2006                               17,997    $17.68 to $18.82    327,285     0.28%     1.00% to  2.70%    10.54% to   12.35%
        2005                               14,272    $15.74 to $16.29    229,386     0.54%     1.40% to  2.70%     4.19% to    5.55%
        2004                                8,311    $15.10 to $15.44    127,319     0.00%     1.40% to  2.70%    19.81% to   21.38%
        2003(2)                             2,023    $12.61 to $12.72     25,647     1.09%     1.40% to  2.65%    26.08% to   27.18%
     AZL Fusion Balanced Fund
        2006                               23,672    $11.25 to $11.55    269,515     0.33%     1.00% to  2.60%     6.68% to    6.82%
        2005(4)                            10,884    $10.54 to $10.63    115,359     0.00%     1.40% to  2.60%     5.47% to    6.31%
     AZL Fusion Growth Fund
        2006                               72,625    $12.04 to $12.37    883,579     0.07%     1.00% to  2.60%     9.33% to   10.05%
        2005?                              30,467    $11.02 to $11.11    337,345     0.00%     1.40% to  2.60%    10.18% to   11.06%
     AZL Fusion Moderate Fund
        2006                               54,177    $11.57 to $11.88    633,894     0.22%     1.00% to  2.60%     7.88% to    8.25%
        2005(4)                            27,565    $10.72 to $10.81    296,907     0.00%     1.40% to  2.60%     7.24% to    8.09%
     AZL Jennison 20/20 Focus Fund
        2006                               11,386    $13.35 to $13.71    153,824     0.00%     1.00% to  2.60%     9.90% to   10.78%
        2005(4)                             6,387    $12.15 to $12.25     77,994     0.24%     1.40% to  2.60%    21.50% to   22.47%
     AZL Jennison Growth Fund
        2006                                4,061    $11.75 to $12.07     48,235     0.00%     1.00% to  2.60%    -1.03% to    9.57%
        2005?                               3,038    $11.87 to $11.97     36,245     0.00%     1.40% to  2.60%    18.74% to   19.68%
     AZL Legg Mason Growth Fund
        2006                                8,260    $11.08 to $12.00     94,574     0.00%     1.00% to  2.70%    -1.98% to   13.92%
        2005                                6,801    $11.30 to $11.97     78,816     0.00%     1.15% to  2.70%     8.11% to    9.79%
        2004                                4,610    $10.46 to $10.90     49,005     0.00%     1.15% to  2.70%     5.19% to    6.84%
        2003                                3,028     $9.89 to $10.20     30,448     0.00%     1.15% to  2.70%    32.85% to   34.92%
        2002(1)                               611     $0.72 to  $7.56      4,617     0.00%     1.15% to  2.15%   -24.89% to  -24.38%



                                       97



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Legg Mason Value Fund
        2006                               17,865     $11.79 to $12.87   220,530    0.00%      1.00% to  2.70%     3.87% to   14.97%
        2005                               17,146     $11.35 to $12.11   202,687    0.00%      1.15% to  2.70%     3.44% to    5.05%
        2004                                6,954     $10.97 to $11.52    78,239    0.40%      1.15% to  2.70%    12.08% to   13.83%
        2003                                3,216      $9.79 to $10.12    32,072    1.41%      1.15% to  2.70%    22.53% to   24.45%
        2002                                1,044      $0.75 to  $8.13     8,485    1.46%      1.15% to  2.15%   -20.61% to  -19.81%
     AZL LMP Large Cap Growth Fund
        2006                               15,264     $10.59 to $11.46   166,925    0.00%      1.00% to  2.70%     1.46% to   10.61%
        2005                               16,249     $10.44 to $11.05   173,953    0.30%      1.15% to  2.70%     6.79% to    8.45%
        2004                               13,474      $9.77 to $10.19   134,211    0.00%      1.15% to  2.70%     1.59% to    3.18%
        2003                                6,800      $9.56 to  $9.87    66,220    0.06%      1.15% to  2.70%    21.07% to   22.96%
        2002(1)                             1,466      $0.77 to  $8.03    11,761    0.06%      1.15% to  2.15%   -20.24% to  -19.70%
     AZL LMP Small Cap Growth Fund
        2006                                2,943     $11.97 to $12.29    35,591    0.00%      1.00% to  2.60%     8.46% to   13.97%
        2005?                               1,890     $11.04 to $11.12    20,959    0.00%      1.40% to  2.60%    10.38% to   11.26%
     AZL Money Market Fund
        2006                               37,014      $9.84 to $11.07   387,308    4.42%      1.00% to  2.70%     1.30% to    1.67%
        2005                               30,862      $9.68 to $10.61   314,957    2.56%      1.15% to  2.70%    -0.15% to    1.40%
        2004                               22,705      $9.69 to $10.46   229,969    0.70%      1.15% to  2.70%    -2.01% to   -0.48%
        2003                               17,621      $9.89 to $10.51   180,963    0.34%      1.15% to  2.70%    -2.33% to   -0.80%
        2002                               18,279      $0.97 to $10.60   191,865    0.80%      1.15% to  2.15%    -1.30% to   -0.31%
     AZL Neuberger Berman Regency Fund
        2006(5)                             1,876     $10.00 to $10.10    18,837    0.61%      1.00% to  2.60%    10.18% to   10.79%
     AZL OCC Opportunity Fund
        2006                               10,132     $14.61 to $15.82   152,821    0.00%      1.00% to  2.70%     8.71% to   15.05%
        2005                                9,449     $13.44 to $14.23   130,378    0.00%      1.15% to  2.70%     2.29% to    3.88%
        2004                                9,047     $13.14 to $13.70   121,339    0.00%      1.15% to  2.70%     4.89% to    6.53%
        2003                                5,129     $12.53 to $12.86    65,206    0.00%      1.15% to  2.70%    57.71% to   60.18%
        2002(1)                               978      $0.77 to  $8.06     7,808    0.00%      1.15% to  2.15%   -20.25% to  -19.72%
     AZL OCC Renaissance Fund
        2006                               23,162     $13.99 to $15.27   337,514    0.29%      1.00% to  2.70%     7.88% to   10.79%
        2005                               28,222     $12.97 to $13.83   378,409    0.00%      1.15% to  2.70%    -6.05% to   -4.59%
        2004                               31,776     $13.80 to $14.49   450,406    0.00%      1.15% to  2.70%    11.69% to   13.44%
        2003                               20,137     $12.36 to $12.78   253,775    0.03%      1.15% to  2.70%    54.43% to   56.85%
        2002                                9,622      $0.75 to  $8.15    77,896    0.05%      1.15% to  2.15%   -26.67% to  -25.94%




                                       98



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL OCC Value Fund
        2006                               15,458    $14.94 to $16.31    240,414     0.82%     1.00% to  2.70%    13.26% to   16.91%
        2005                               16,528    $12.78 to $13.63    218,377     0.24%     1.15% to  2.70%    -0.06% to    1.50%
        2004                               17,197    $12.79 to $13.43    225,711     0.18%     1.15% to  2.70%    13.41% to   15.18%
        2003                                7,331    $11.28 to $11.66     84,335     0.72%     1.15% to  2.70%    41.34% to   43.55%
        2002                                2,869     $0.75 to  $8.12     23,233     0.59%     1.15% to  2.15%   -26.50% to  -25.76%
     AZL Oppenheimer Developing Markets
     Fund
        2006?                               4,421    $10.39 to $10.50     46,128     0.19%     1.00% to  2.60%    17.97% to   18.63%
     AZL Oppenheimer Global Fund
        2006                               14,742    $14.11 to $14.77    212,236     0.06%     1.00% to  2.70%    12.10% to   13.20%
        2005                               11,685    $12.47 to $12.74    147,589     0.00%     1.40% to  2.70%     9.63% to   11.06%
        2004(3)                             6,766    $11.37 to $11.47     77,384     0.00%     1.40% to  2.70%    13.75% to   14.73%
     AZL Oppenheimer International Growth
     Fund
        2006                                8,782    $17.32 to $18.90    158,081     0.00%     1.00% to  2.70%    16.85% to   25.56%
        2005                                4,896    $13.79 to $14.71     69,842     0.00%     1.15% to  2.70%    11.14% to   12.88%
        2004                                2,956    $12.41 to $13.03     37,771     0.34%     1.15% to  2.70%    11.43% to   13.17%
        2003                                1,280    $11.15 to $11.52     14,664     0.87%     1.15% to  2.65%    30.28% to   32.24%
        2002                                  220     $0.80 to  $8.72      2,027     0.76%     1.15% to  2.15%   -15.73% to  -14.88%
     AZL Oppenheimer Main Street Fund
        2006                                9,984    $12.21 to $12.78    124,274     0.54%     1.00% to  2.70%     8.92% to   11.55%
        2005                                8,614    $10.95 to $11.19     95,465     0.00%     1.40% to  2.70%     2.65% to    3.99%
        2004(3)                             5,977    $10.67 to $10.76     64,069     1.08%     1.40% to  2.70%     6.68% to    7.60%
     AZL PIMCO Fundamental IndexPLUS Total
     Return Fund
        2006(5)                               415    $10.99 to $11.11      4,587     5.34%     1.00% to  2.60%     9.76% to   10.37%
     AZL Van Kampen Aggressive Growth Fund
        2006                               10,981     $8.62 to  $9.50     98,326     0.00%     1.00% to  2.70%     2.29% to    9.61%
        2005                               11,710     $8.43 to  $9.06    101,940     0.00%     1.15% to  2.70%     8.00% to    9.69%
        2004                               11,252     $7.81 to  $8.26     90,272     0.00%     1.15% to  2.70%    11.27% to   13.01%
        2003                                6,799     $7.02 to  $7.31     48,750     0.00%     1.15% to  2.70%    33.93% to   36.02%
        2002                                2,285     $0.48 to  $5.38     12,171     0.00%     1.15% to  2.15%   -33.78% to  -33.12%
     AZL Van Kampen Comstock Fund
        2006                               42,375    $11.93 to $13.14    528,044     1.04%     1.00% to  2.70%     9.38% to   12.69%
        2005                               43,085    $10.59 to $11.39    473,191     0.41%     1.15% to  2.70%     1.16% to    2.74%
        2004                               34,900    $10.47 to $11.08    378,088     0.42%     1.15% to  2.70%    13.99% to   15.77%
        2003                               21,322     $9.18 to  $9.57    201,488     1.07%     1.15% to  2.70%    27.06% to   29.04%
        2002                                9,962     $0.66 to  $7.42     73,195     1.13%     1.15% to  2.15%   -21.58% to  -20.79%



                                       99



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Van Kampen Equity and Income Fund
        2006                                  17,873  $12.20 to $12.76   223,287    1.02%      1.00% to  2.70%     7.23% to    9.53%
        2005                                  14,278  $11.14 to $11.38   161,504    0.00%      1.40% to  2.70%     3.91% to    5.27%
        2004(3)                                7,557  $10.72 to $10.81    81,460    0.94%      1.40% to  2.70%     7.18% to    8.11%
     AZL Van Kampen Global Franchise Fund
        2006                                  22,029  $17.05 to $18.14   386,210    1.55%      1.00% to  2.70%     7.55% to   18.03%
        2005                                  17,131  $14.44 to $14.95   252,646    0.00%      1.40% to  2.70%     8.68% to   10.10%
        2004                                   9,069  $13.29 to $13.58   122,121    0.00%      1.40% to  2.70%     9.21% to   10.64%
        2003(2)                                1,963  $12.17 to $12.27    24,028    0.04%      1.40% to  2.70%    21.68% to   22.75%
     AZL Van Kampen Global Real Estate Fund
        2006(5)                                5,248  $11.96 to $12.08    63,019    1.20%      1.00% to  2.60%    18.32% to   18.98%
     AZL Van Kampen Growth and Income Fund
        2006                                  26,601  $13.12 to $14.44   364,766    0.82%      1.00% to  2.70%     9.56% to   12.82%
        2005                                  25,803  $11.63 to $12.50   311,483    0.35%      1.15% to  2.70%     6.33% to    7.99%
        2004                                  20,145  $10.93 to $11.58   227,029    0.35%      1.15% to  2.70%    10.78% to   12.51%
        2003                                  14,416   $9.87 to $10.29   145,703    1.06%      1.15% to  2.70%    24.06% to   26.00%
        2002                                   5,910   $0.73 to  $8.16    47,870    0.94%      1.15% to  2.15%   -16.52% to  -15.68%
     AZL Van Kampen Mid Cap Growth Fund
        2006                                  18,548  $12.49 to $13.75   241,109    0.00%      1.00% to  2.70%     6.31% to   13.18%
        2005                                  16,140  $11.74 to $12.63   196,210    0.00%      1.15% to  2.70%    14.42% to   16.20%
        2004                                   8,449  $10.26 to $10.87    89,260    0.00%      1.15% to  2.70%    18.00% to   19.84%
        2003                                   5,883   $8.69 to  $9.07    52,273    0.00%      1.15% to  2.70%    25.01% to   26.97%
        2002                                   2,699   $0.64 to  $7.14    19,098    0.00%      1.15% to  2.15%   -25.86% to  -25.11%
     AZL Van Kampen Strategic Growth Fund
        2006                                  20,099   $7.95 to  $8.76   166,493    0.00%      1.00% to  2.70%    -0.32% to    8.14%
        2005                                  21,060   $7.98 to  $8.58   173,835    0.00%      1.15% to  2.70%     4.38% to    6.00%
        2004                                  20,328   $7.64 to  $8.09   159,680    0.00%      1.15% to  2.70%     3.98% to    5.61%
        2003                                  14,566   $7.35 to  $7.66   109,442    0.00%      1.15% to  2.70%    23.23% to   25.15%
        2002                                   5,961   $0.54 to  $6.12    36,135    0.00%      1.15% to  2.15%   -33.76% to  -33.09%
     Davis VA Financial Portfolio
        2006                                   7,986  $15.62 to $17.57   131,469    0.66%      1.00% to  2.70%    13.42% to   15.36%
        2005                                   7,369  $13.54 to $14.84   104,401    0.52%      1.15% to  2.70%     5.50% to    7.15%
        2004                                   6,719  $12.83 to $13.85    89,662    0.42%      1.15% to  2.70%     7.37% to    9.05%
        2003                                   4,421  $11.95 to $12.70    54,566    0.49%      1.15% to  2.70%    28.63% to   30.64%
        2002                                   2,007   $0.92 to  $9.72    19,152    0.41%      1.15% to  2.15%   -18.61% to  -17.79%



                                       100



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Davis VA Real Estate Portfolio
        2006                                   71     $32.97 to $36.32     2,483     2.95%     1.15% to  2.55%    31.00% to   32.84%
        2005                                   97     $25.17 to $26.94     2,565     3.15%     1.40% to  2.55%    10.29% to   11.56%
        2004                                  120     $22.82 to $24.45     2,851     3.14%     1.15% to  2.55%    29.96% to   31.80%
        2003                                  167     $17.56 to $18.55     3,025     4.36%     1.15% to  2.55%    33.35% to   35.23%
        2002                                  286     $13.32 to $13.72     3,871     4.30%     1.15% to  2.15%     3.64% to    4.68%
     Davis VA Value Portfolio
        2006                               14,707     $12.63 to $14.06   196,912     0.75%     1.15% to  2.70%    11.95% to   13.69%
        2005                               16,693     $11.28 to $12.37   197,991     0.95%     1.15% to  2.70%     6.54% to    8.20%
        2004                               18,681     $10.59 to $11.43   206,291     0.84%     1.15% to  2.70%     9.33% to   11.04%
        2003                               15,865      $9.69 to $10.29   159,028     1.08%     1.15% to  2.70%    26.30% to   28.27%
        2002                                6,813      $0.76 to  $8.02    53,716     1.34%     1.15% to  2.15%   -18.04% to  -17.22%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2006                               19,635     $13.94 to $15.09   283,716     0.40%     1.00% to  2.70%    10.67% to   11.37%
        2005                               19,435     $12.52 to $13.25   250,171     0.00%     1.15% to  2.70%     4.38% to    6.01%
        2004                               15,361     $11.99 to $12.50   187,943     0.52%     1.15% to  2.70%    18.63% to   20.49%
        2003                                8,390     $10.09 to $10.37    85,926     0.29%     1.15% to  2.70%    34.11% to   36.20%
        2002(1)                             2,050      $0.73 to  $7.62    15,561     0.39%     1.15% to  2.15%   -24.34% to  -23.84%
     Dreyfus Stock Index Fund
        2006                               30,988     $12.34 to $13.36   398,216     1.43%     1.00% to  2.70%     9.67% to   12.14%
        2005                               32,897     $11.01 to $11.65   374,037     1.40%     1.15% to  2.70%     1.66% to    3.24%
        2004                               33,888     $10.83 to $11.29   375,897     1.60%     1.15% to  2.70%     7.40% to    9.10%
        2003                               22,253     $10.08 to $10.35   228,025     1.34%     1.15% to  2.70%    24.64% to   26.59%
        2002(1)                             5,535      $0.78 to  $8.17    45,061     1.35%     1.15% to  2.15%   -19.52% to  -18.98%
     Franklin Global Communications
     Securities Fund
        2006                                8,387     $20.31 to $26.84   209,108     0.31%     1.00% to  2.70%    18.07% to   21.25%
        2005                                7,872     $16.75 to $21.73   162,884     2.70%     1.15% to  2.70%    12.71% to   14.51%
        2004                                8,345     $14.86 to $18.98   152,822     1.00%     1.15% to  2.70%    11.13% to   13.06%
        2003                                8,967     $13.38 to $16.82   146,612     0.91%     1.15% to  2.70%    36.70% to   38.84%
        2002                               10,140      $0.32 to $12.11   120,339     0.95%     1.15% to  2.15%   -34.94% to  -34.21%
     Franklin Growth and Income Securities
     Fund
        2006                               14,586     $30.60 to $40.54   555,540     2.51%     1.00% to  2.70%     9.40% to   13.65%
        2005                               16,366     $26.92 to $34.92   543,927     2.72%     1.15% to  2.70%     0.76% to    2.33%
        2004                               17,158     $26.72 to $34.12   563,821     2.56%     1.15% to  2.70%     7.66% to    9.36%
        2003                               16,943     $24.82 to $31.20   516,790     3.20%     1.15% to  2.70%    22.35% to   24.31%
        2002                               17,912      $0.68 to $25.11   445,102     3.08%     1.15% to  2.15%   -17.51% to  -16.68%



                                       101



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value              Investment    Expense Ratio
                                           Units        lowest to                    Income       lowest to       Total Return
                                         Outstanding     highest       Net Assets    Ratio*        highest**    lowest to highest***
     Franklin High Income Fund
        2006                                9,155     $19.89 to $26.29   217,690      6.24%    1.00% to  2.70%     5.18% to    6.46%
        2005                                9,108     $18.69 to $24.24   203,114      5.98%    1.15% to  2.70%     0.57% to    2.29%
        2004                                9,464     $18.58 to $23.73   209,279      5.95%    1.15% to  2.70%     6.94% to    8.61%
        2003                                8,768     $17.50 to $21.85   182,932      8.92%    1.15% to  2.65%    27.75% to   29.68%
        2002                                6,675      $0.54 to $16.85   109,632     15.58%    1.15% to  2.15%   -11.87% to  -10.81%
     Franklin Income Securities Fund
        2006                               24,645     $37.62 to $49.71 1,124,778      3.48%    1.00% to  2.70%     7.12% to   15.10%
        2005                               20,445     $32.68 to $42.39   811,292      3.53%    1.15% to  2.70%    -1.10% to    0.45%
        2004                               16,383     $33.05 to $42.20   661,455      3.11%    1.15% to  2.70%    10.81% to   12.55%
        2003                               14,234     $30.04 to $37.50   520,291      5.28%    1.15% to  2.65%    28.27% to   30.26%
        2002                               14,842      $0.80 to $28.80   419,657      9.67%    1.15% to  2.15%    -2.72% to   -1.75%
     Franklin Large Cap Growth Securities
     Fund
        2006                               17,410     $17.52 to $21.01   341,776      0.81%    1.00% to  2.70%     7.95% to    9.49%
        2005                               19,427     $16.23 to $18.86   350,975      0.64%    1.15% to  2.70%    -1.63% to   -0.09%
        2004                               18,002     $16.50 to $18.87   330,333      0.51%    1.15% to  2.70%     5.05% to    6.72%
        2003                               13,752     $15.71 to $17.69   241,490      0.73%    1.15% to  2.70%    23.56% to   25.49%
        2002                               12,126      $0.70 to $14.10   172,346      0.82%    1.15% to  2.15%   -24.82% to  -24.01%
     Franklin Money Market Fund
        2006                                1,905     $16.03 to $16.68    31,583      4.29%    1.15% to  1.49%     2.84% to    2.93%
        2005                                2,450     $15.59 to $16.21    39,365      2.48%    1.15% to  1.49%     1.04% to    1.13%
        2004                                3,203     $15.43 to $16.03    50,808      0.71%    1.15% to  1.49%    -0.76% to   -0.67%
        2003                                4,280     $15.55 to $16.14    68,220      0.54%    1.15% to  1.49%    -0.96% to   -0.87%
        2002                                6,422      $0.83 to $16.29   102,930      1.38%    1.15% to  1.49%    -0.28% to   -0.08%
     Franklin Real Estate Fund
        2006                                8,543     $54.47 to $71.74   548,475      1.99%    1.15% to  2.70%    17.38% to   19.21%
        2005                                9,882     $46.40 to $60.18   537,862      1.44%    1.15% to  2.70%    10.46% to   12.18%
        2004                                8,516     $42.01 to $53.65   419,936      1.82%    1.15% to  2.70%    28.28% to   30.34%
        2003                                5,990     $32.75 to $41.18   232,278      2.55%    1.15% to  2.70%    32.13% to   34.20%
        2002                                4,471      $0.80 to $30.68   132,590      2.80%    1.15% to  2.15%    -0.10% to    0.90%
     Franklin Rising Dividends Securities
     Fund
        2006                               19,516     $31.84 to $39.95   722,650      1.12%    1.15% to  2.70%    14.01% to   15.79%
        2005                               21,765     $27.93 to $34.50   701,663      0.95%    1.15% to  2.70%     0.68% to    2.25%
        2004                               20,424     $27.74 to $33.74   652,269      0.68%    1.15% to  2.70%     8.03% to    9.73%
        2003                               16,203     $25.68 to $30.75   481,645      0.95%    1.15% to  2.70%    21.27% to   23.16%
        2002                               13,216      $0.81 to $24.97   325,137      1.31%    1.15% to  2.15%    -3.68% to   -2.69%





                                       102



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Franklin Small Cap Value Securities
     Fund
        2006                                11,149    $16.78 to $19.20   201,830     0.65%     1.15% to  2.70%    13.87% to   15.65%
        2005                                13,411    $14.74 to $16.60   211,689     0.81%     1.15% to  2.70%     5.88% to    7.53%
        2004                                12,800    $13.92 to $15.44   189,938     0.19%     1.15% to  2.70%    20.44% to   22.36%
        2003                                 7,900    $11.56 to $12.62    97,449     0.26%     1.15% to  2.70%    28.60% to   30.63%
        2002                                 4,881     $0.70 to  $9.66    47,044     0.44%     1.15% to  2.15%   -11.19% to  -10.30%
     Franklin Small-Mid Cap Growth Fund
        2006                                11,991    $19.97 to $23.66   269,950     0.00%     1.15% to  2.70%     5.81% to    7.45%
        2005                                14,051    $18.87 to $22.02   296,641     0.00%     1.15% to  2.70%     2.00% to    3.63%
        2004                                14,994    $18.50 to $21.26   308,650     0.00%     1.15% to  2.70%     8.50% to   10.20%
        2003                                13,915    $17.05 to $19.29   263,494     0.00%     1.15% to  2.70%    33.59% to   35.69%
        2002                                12,588     $0.61 to $14.22   177,839     0.45%     1.15% to  2.15%   -30.20% to  -29.50%
     Franklin U.S. Government Fund
        2006                                19,375    $19.74 to $26.07   459,275     4.44%     1.00% to  2.70%     1.25% to    1.85%
        2005                                21,379    $19.49 to $25.28   497,400     4.33%     1.15% to  2.70%    -0.32% to    1.24%
        2004                                21,258    $19.55 to $24.97   495,079     5.03%     1.15% to  2.70%     0.71% to    2.29%
        2003                                20,233    $19.42 to $24.41   468,662     5.31%     1.15% to  2.70%    -0.51% to    1.04%
        2002                                19,304     $1.01 to $24.16   450,493     5.73%     1.15% to  2.15%     7.44% to    8.55%
     Franklin Zero Coupon Fund 2010
        2006                                 2,533    $29.63 to $40.08    88,620     3.96%     1.00% to  2.70%    -0.02% to    1.26%
        2005                                 2,783    $29.63 to $38.43    96,876     4.24%     1.15% to  2.70%    -1.16% to    0.38%
        2004                                 2,118    $29.98 to $38.29    74,368     4.72%     1.15% to  2.70%     1.92% to    3.52%
        2003                                 1,956    $29.41 to $36.98    67,640     4.15%     1.15% to  2.70%     0.83% to    2.41%
        2002                                 1,844     $1.09 to $36.12    63,361     5.32%     1.15% to  2.15%    17.55% to   18.73%
     J.P. Morgan International Equity
     Portfolio
        2006                                    47    $10.50 to $11.57       523     1.18%     1.15% to  2.55%    18.97% to   20.65%
        2005                                    64     $9.17 to  $9.45       593     0.86%     1.40% to  1.90%     8.61% to    9.16%
        2004                                    72     $8.44 to  $8.66       615     0.53%     1.40% to  1.90%    16.14% to   16.72%
        2003                                    77     $7.27 to  $7.42       563     0.81%     1.40% to  1.90%    29.95% to   30.27%
        2002                                    90     $5.55 to  $5.72       507     0.44%     1.15% to  2.15%   -20.05% to  -19.24%
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio
        2006                                    76     $8.67 to  $9.56       705     1.02%     1.15% to  2.55%    13.65% to   15.24%
        2005                                   107     $7.93 to  $8.29       861     1.26%     1.15% to  1.90%    -0.55% to    0.19%
        2004                                   130     $7.98 to  $8.28     1,049     0.75%     1.15% to  1.90%     7.42% to    8.23%
        2003                                   149     $7.42 to  $7.65     1,117     0.77%     1.15% to  1.90%    25.73% to   26.67%
        2002                                   166     $5.86 to  $6.04       986     0.08%     1.15% to  2.15%   -26.23% to  -25.49%


                                      103



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:



                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
Jennison 20/20 Focus Portfolio
   2006                                     8,186    $14.93 to $16.05   126,736     0.00%      1.15% to  2.70%     10.59% to  12.31%
   2005                                     9,216    $13.50 to $14.29   127,963     0.00%      1.15% to  2.70%     18.04% to  19.88%
   2004                                     7,122    $11.44 to $11.92    83,106     0.00%      1.15% to  2.70%     12.30% to  14.05%
   2003                                     3,070    $10.18 to $10.45    31,676     0.00%      1.15% to  2.70%     25.37% to  27.32%
   2002(1)                                    645     $0.78 to  $8.21     5,267     0.00%      1.15% to  2.15%    -18.96% to -18.41%
Mutual Discovery Securities Fund
   2006                                    30,097    $23.70 to $24.92   788,452     1.03%      1.00% to  2.70%      9.77% to  19.79%
   2005                                    26,246    $19.81 to $22.76   571,760     1.31%      1.15% to  2.70%     12.89% to  14.66%
   2004                                    20,002    $17.55 to $19.85   385,579     1.08%      1.15% to  2.70%     15.04% to  16.90%
   2003                                    15,077    $15.25 to $16.99   252,965     1.79%      1.15% to  2.70%     25.55% to  27.51%
   2002                                    11,296     $0.72 to $13.32   151,745     1.54%      1.15% to  2.15%    -11.33% to -10.32%
Mutual Shares Securities Fund
   2006                                    47,987    $20.76 to $24.651 ,107,271     1.30%      1.00% to  2.70%      9.03% to  15.23%
   2005                                    39,133    $18.02 to $20.78   781,296     0.94%      1.15% to  2.70%      7.62% to   9.29%
   2004                                    30,814    $16.74 to $19.01   571,473     0.82%      1.15% to  2.70%      9.62% to  11.34%
   2003                                    26,227    $15.27 to $17.07   442,819     1.10%      1.15% to  2.70%     21.81% to  23.74%
   2002                                    22,902     $0.76 to $13.80   317,069     0.94%      1.15% to  2.15%    -13.69% to -12.79%
OpCap Mid Cap Portfolio
   2006(5)                                  1,451     $9.93  to $10.04    14,483    0.00%      1.00% to  2.60%     10.29% to  10.90%
Oppenheimer Global Securities Fund/VA
   2006                                    16,707    $13.70 to $15.25   241,736     1.06%      1.15% to  2.70%     14.56% to  16.35%
   2005                                    19,339    $11.95 to $13.10   242,446     1.06%      1.15% to  2.70%     11.27% to  13.00%
   2004                                    21,679    $10.74 to $11.60   242,223     1.22%      1.15% to  2.70%     15.98% to  17.80%
   2003                                    17,616     $9.26 to  $9.84   168,620     0.57%      1.15% to  2.70%     39.21% to  41.38%
   2002                                     7,361     $0.66 to  $6.96    50,331     0.26%      1.15% to  2.15%    -23.79% to -23.02%
Oppenheimer High Income Fund/VA
   2006                                     2,977    $12.05 to $13.42    38,259     7.81%      1.15% to  2.70%     6.52% to   8.18%
   2005                                     3,291    $11.32 to $12.40    39,330     6.94%      1.15% to  2.70%    -0.40% to   1.15%
   2004                                     4,150    $11.36 to $12.26    49,485     6.60%      1.15% to  2.70%     6.06% to   7.72%
   2003                                     4,885    $10.71 to $11.38    54,655     4.50%      1.15% to  2.70%    20.66% to  22.54%
   2002                                     1,496     $0.88 to  $9.32    13,818     6.66%      1.15% to  2.15%    -4.47% to  -3.51%




                                       104



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                        At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
Oppenheimer Main Street Fund/VA
   2006                                   15,908     $9.76  to $10.87    164,300     1.17%     1.15% to  2.70%     11.97% to  13.71%
   2005                                   18,526     $8.72  to  $9.56    169,622     1.39%     1.15% to  2.70%      3.16% to   4.77%
   2004                                   21,503     $8.45  to  $9.12    189,299     0.82%     1.15% to  2.70%      6.53% to   8.20%
   2003                                   18,350     $7.93  to  $8.43    151,190     0.70%     1.15% to  2.70%     23.34% to  25.27%
   2002                                    7,490     $0.64  to  $6.73     49,538     0.50%     1.15% to  2.15%    -20.52% to -19.73%
PIMCO VIT All Asset Portfolio
   2006                                   16,148     $12.40 to $12.98    205,480     5.38%     1.00% to  2.70%      1.59% to   1.88%
   2005                                   17,865     $12.18 to $12.44    222,032     4.74%     1.40% to  2.70%      3.41% to   4.76%
   2004(3)                                 7,585     $11.77 to $11.88     90,911     5.79%     1.40% to  2.70%     10.27% to  11.23%
PIMCO VIT Commodity Portfolio
   2006                                    8,067     $10.34 to $10.62     84,388     4.62%     1.00% to  2.60%     -5.58% to  -5.58%
   2005(4)                                 4,475     $10.95 to $11.04     49,229     2.57%     1.40% to  2.60%      9.31% to  10.18%
PIMCO VIT Emerging Markets Bond
Portfolio
   2006                                    3,050     $11.54 to $11.85     35,627     5.36%     1.00% to  2.60%      5.08% to   6.48%
   2005(4)                                 2,030     $10.84 to $10.93     22,123     3.65%     1.40% to  2.60%      8.32% to   9.19%
PIMCO VIT Global Bond Portfolio
   2006                                    3,080     $9.46  to  $9.71     29,522     3.33%     1.00% to  2.60%      1.02% to   1.97%
   2005(4)                                 1,350     $9.27  to  $9.35     12,591     1.98%     1.40% to  2.60%     -7.18% to  -6.43%
PIMCO VIT High Yield Portfolio
   2006                                   15,336     $12.34 to $13.88    201,813     6.93%     1.00% to  2.70%      4.88% to   6.21%
   2005                                   16,429     $11.62 to $13.21    202,567     6.57%     1.15% to  2.70%      1.36% to   2.94%
   2004                                   15,047     $11.46 to $12.84    182,237     6.55%     1.15% to  2.70%      6.64% to   8.31%
   2003                                    9,969     $10.75 to $11.85    112,881     7.09%     1.15% to  2.70%     19.63% to  21.50%
   2002                                    3,528      $0.90 to  $9.75     33,182     8.26%     1.15% to  2.15%     -3.31% to  -2.34%
PIMCO VIT Real Return Portfolio
   2006                                   22,779     $10.72 to $11.46    253,317     4.25%     1.00% to  2.70%     -1.96% to  -1.53%
   2005                                   25,016     $10.94 to $11.37    281,377     2.82%     1.40% to  2.70%     -0.61% to   0.68%
   2004                                   18,257     $11.00 to $11.29    204,910     1.07%     1.40% to  2.70%      6.01% to   7.40%
   2003(2)                                 5,111     $10.38 to $10.52     53,687     0.47%     1.40% to  2.70%      3.88% to   4.79%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2006                                    2,085     $9.66  to $10.75     21,404     4.87%     1.15% to  2.70%     11.85% to  13.59%
   2005                                    2,427     $8.68  to  $9.46     22,100     2.25%     1.15% to  2.60%      0.84% to   2.31%
   2004                                    2,975     $8.61  to  $9.25     26,672     1.68%     1.15% to  2.60%      7.96% to   9.54%
   2003                                    3,294     $7.98  to  $8.44     27,133     2.24%     1.15% to  2.60%     27.10% to  28.89%
   2002                                    2,226     $0.60  to  $6.55     14,357     3.38%     1.15% to  2.15%    -21.92% to -21.13%



                                       105



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006





6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     PIMCO VIT Total Return Portfolio
        2006                                 37,062   $12.44 to $13.99   492,340     4.44%     1.00% to  2.70%     1.09% to    1.62%
        2005                                 36,408   $12.30 to $13.85   474,744     3.44%     1.15% to  2.70%    -0.27% to    1.29%
        2004                                 31,550   $12.34 to $13.67   409,277     1.89%     1.15% to  2.70%     2.09% to    3.69%
        2003                                 25,802   $12.08 to $13.19   325,872     2.81%     1.15% to  2.70%     2.25% to    3.84%
        2002                                 15,379    $1.18 to $12.70   189,144     4.05%     1.15% to  2.15%     6.76% to    7.83%
     Seligman Global Technology Portfolio
        2006                                    446    $6.27 to  $6.91     2,954     0.00%     1.15% to  2.55%    14.96% to   16.58%
        2005                                    537    $5.52 to  $5.86     3,070     0.00%     1.35% to  2.35%     5.63% to    6.69%
        2004                                    735    $5.18 to  $5.55     3,959     0.00%     1.15% to  2.55%     1.35% to    2.79%
        2003                                    865    $5.11 to  $5.40     4,560     0.00%     1.15% to  2.55%    32.69% to   34.56%
        2002                                  1,050    $3.89 to  $4.01     4,139     0.00%     1.15% to  2.15%   -33.09% to  -32.42%
     Seligman Smaller-Cap Value Portfolio
        2006                                  6,020   $25.15 to $28.00   159,979     0.00%     1.15% to  2.70%    18.03% to   19.86%
        2005                                  7,502   $21.31 to $23.36   167,646     9.61%     1.15% to  2.70%    -6.53% to   -5.07%
        2004                                  9,464   $22.80 to $24.60   224,465     0.00%     1.15% to  2.70%    16.75% to   18.58%
        2003                                  8,463   $19.53 to $20.75   170,777     0.00%     1.15% to  2.70%    45.95% to   48.23%
        2002                                  4,236    $1.32 to $14.00    58,193     0.00%     1.15% to  2.15%   -17.17% to  -16.34%
     SP Strategic Partners Focused Growth
     Portfolio
        2006                                  4,431    $6.64 to  $7.29    30,769     0.00%     1.15% to  2.70%    -3.74% to   -2.24%
        2005                                  5,876    $6.90 to  $7.46    42,142     0.00%     1.15% to  2.70%    11.77% to   13.52%
        2004                                  4,978    $6.17 to  $6.57    31,717     0.00%     1.15% to  2.70%     6.97% to    8.64%
        2003                                  2,377    $5.79 to  $6.05    14,067     0.00%     1.15% to  2.60%    22.23% to   24.02%
        2002                                  1,331    $0.56 to  $4.88     6,407     0.00%     1.15% to  2.15%   -27.11% to  -26.37%
     SP William Blair International Growth
     Portfolio
        2006                                  2,608    $8.02 to  $8.80    21,901     1.58%     1.15% to  2.70%    16.98% to   18.80%
        2005                                  2,982    $6.85 to  $7.41    21,271     0.24%     1.15% to  2.70%    12.72% to   14.47%
        2004                                  3,563    $6.08 to  $6.47    22,395     0.00%     1.15% to  2.70%    13.02% to   14.79%
        2003                                  3,057    $5.38 to  $5.64    16,888     0.00%     1.15% to  2.70%    35.43% to   37.55%
        2002                                    830    $0.50 to  $4.10     3,375     0.00%     1.15% to  2.15%   -24.48% to  -23.72%
     Templeton Global Asset Allocation Fund
        2006                                    742   $21.37 to $26.53    16,958     7.31%     1.15% to  1.49%    19.60% to   19.73%
        2005                                    897   $17.87 to $22.16    17,048     3.91%     1.15% to  1.49%     2.17% to    2.41%
        2004                                  1,066   $17.46 to $21.65    19,700     2.98%     1.15% to  1.49%    14.16% to   14.39%
        2003                                  1,279   $15.29 to $18.92    20,577     2.78%     1.15% to  1.49%    30.18% to   30.47%
        2002                                  1,554    $0.58 to $14.51    19,101     1.98%     1.15% to  1.49%    -5.67% to   -5.48%



                                       106



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:




                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Templeton Developing Markets
     Securities Fund
        2006                               16,614     $18.83 to $22.87   351,001    1.12%      1.15% to  2.70%    24.69% to   26.63%
        2005                               18,819     $15.10 to $18.06   317,296    1.29%      1.15% to  2.70%    24.04% to   25.99%
        2004                               13,491     $12.17 to $14.34   183,668    1.80%      1.15% to  2.70%    21.38% to   23.28%
        2003                                9,753     $10.03 to $11.63   110,280    1.22%      1.15% to  2.70%    48.91% to   51.60%
        2002                                8,256      $0.48 to  $7.69    62,503    1.61%      1.15% to  2.15%    -2.27% to   -1.29%
     Templeton Foreign Securities Fund
        2006                               16,562     $23.30 to $30.02   459,162    1.33%      1.00% to  2.70%    10.98% to   18.22%
        2005                               17,208     $19.71 to $24.44   402,655    1.25%      1.15% to  2.70%     7.24% to    8.94%
        2004                               16,757     $18.38 to $22.44   365,141    1.14%      1.15% to  2.70%    15.36% to   17.22%
        2003                               16,262     $16.02 to $19.16   306,069    1.87%      1.15% to  2.65%    28.75% to   30.71%
        2002                               17,480      $0.52 to $14.66   253,298    1.80%      1.15% to  2.15%   -20.29% to  -19.49%
     Templeton Global Income Securities
     Fund
        2006                                  909     $29.91 to $31.13    27,726    3.17%      1.15% to  1.49%    11.47% to   11.48%
        2005                                1,092     $26.83 to $27.92    29,837    6.41%      1.15% to  1.49%    -4.37% to   -4.18%
        2004                                1,345     $28.05 to $29.14    38,359   11.07%      1.15% to  1.49%    13.19% to   13.49%
        2003                                1,586     $24.74 to $25.69    39,856    7.75%      1.15% to  1.49%    20.80% to   21.04%
        2002                                1,902      $1.00 to $21.23    39,458    1.18%      1.15% to  1.49%    19.52% to   19.76%
     Templeton Growth Securities Fund
        2006                               29,543     $24.80 to $30.81   844,951    1.34%      1.00% to  2.70%    11.80% to   18.57%
        2005                               26,041     $20.92 to $25.07   626,812    1.16%      1.15% to  2.70%     5.97% to    7.62%
        2004                               20,998     $19.74 to $23.29   478,645    1.20%      1.15% to  2.70%    12.93% to   14.70%
        2003                               18,504     $17.65 to $20.31   373,933    1.67%      1.15% to  2.60%    28.74% to   30.78%
        2002                               18,881      $0.65 to $15.55   294,472    2.38%      1.15% to  2.15%   -20.22% to  -19.42%
     Van Kampen LIT Enterprise Portfolio
        2006                                   28      $6.30 to  $6.94       186    0.52%      1.15% to  2.55%     4.39% to    5.86%
        2005                                   35      $6.27 to  $6.46       226    0.87%      1.40% to  1.90%     6.12% to    6.65%
        2004                                   45      $5.91 to  $6.06       269    0.36%      1.40% to  1.90%     2.09% to    2.60%
        2003                                   52      $5.79 to  $5.91       305    0.65%      1.40% to  1.90%    23.51% to   24.13%
        2002                                   65      $4.66 to  $4.79       309    0.45%      1.15% to  2.15%   -30.83% to  -30.14%





                                       107



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2006




6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:



                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Van Kampen LIT Growth and Income
     Portfolio
        2006                                  64     $15.42 to $16.99     1,043      1.29%     1.15% to  2.55%    13.32% to   14.91%
        2005                                  82     $14.15 to $14.79     1,183      1.14%     1.15% to  1.90%     7.92% to    8.73%
        2004                                  99     $13.11 to $13.60     1,313      1.00%     1.15% to  1.90%    12.22% to   13.07%
        2003                                 139     $11.68 to $12.03     1,641      1.00%     1.15% to  1.90%    25.62% to   26.57%
        2002                                 160      $9.23 to  $9.50     1,488      1.09%     1.15% to  2.15%   -16.32% to  -15.48%
     Van Kampen LIT Strategic Growth
     Portfolio
        2006                                 685      $7.25 to  $7.84     5,196      0.00%     1.15% to  2.55%     0.05% to    1.45%
        2005                                 863      $7.24 to  $7.73     6,486      0.01%     1.15% to  2.55%     4.93% to    6.41%
        2004                               1,047      $6.90 to  $7.27     7,455      0.00%     1.15% to  2.55%     4.08% to    5.55%
        2003                               1,289      $6.63 to  $6.88     8,731      0.00%     1.15% to  2.55%    23.84% to   25.58%
        2002                               1,532      $0.49 to  $5.48     8,332      0.06%     1.15% to  2.15%   -34.09% to  -33.42%




     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.


1.       Period from May 1, 2002 (fund commencement) to December 31, 2002
2.       Period from May 1, 2003 (fund commencement) to December 31, 2003
3.       Period from May 3, 2004 (fund commencement) to December 31, 2004
4.       Period from May 2, 2005 (fund commencement) to December 31, 2005
5.       Period from May 1, 2006 (fund commencement) to December 31, 2006





                                       108





                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements
                           and Supplemental Schedules

                           December 31, 2006 and 2005


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for non-traditional long-duration contracts in 2004.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
April 6, 2007


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands, except share data)



                                      Assets                                   2006               2005
------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value                           $    36,211,861         31,961,370
      Mortgage loans on real estate, net                                       3,371,961          2,127,784
      Short-term securities                                                      983,650            144,214
      Options, non-affiliated                                                    682,420            517,083
      Options, affiliated                                                         30,352             18,473
      Real estate (net of accumulated depreciation of
           $43,613 in 2006 and $39,747 in 2005)                                  455,983            350,692
      Loans to affiliates                                                        218,553            360,000
      Policy loans                                                               146,139            115,393
      Partnerships                                                                47,716             47,259
      Equity securities, at fair value                                            28,485            494,294
      Investment in equity method investees                                        1,398              8,990
      Securities held under agreements
           to repurchase, at fair value                                                -            562,126
------------------------------------------------------------------------------------------------------------
                Total investments                                             42,178,518         36,707,678

Cash                                                                             182,622            137,833
Accrued investment income                                                        439,154            366,828
Receivables, affiliated                                                            2,112                  -
Receivables, non-affiliated (net of allowance for
      uncollectible accounts of $0 in 2006 and 2005)                             272,915            168,373
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                          3,446             13,180
      Recoverable on policyholder liabilities, non-affiliated                  4,175,709          4,074,004
      Receivable on policyholder liabilities, affiliated                           2,017                933
      Receivable on policyholder liabilities, non-affiliated                       4,305             13,222
Deferred acquisition costs                                                     5,265,226          4,326,771
Deferred sales inducements                                                       721,322            590,537
Goodwill                                                                         495,243            428,323
Home office property and equipment (net of accumulated
      depreciation of $56,875 in 2006 and $41,675 in 2005)                       193,473            136,058
Value of business acquired and other intangible assets (net of
      accumulated amortization of $195,102 in 2006 and $141,980 in 2005)          64,333            105,892
Other assets                                                                     298,020            285,610
------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  54,298,415         47,355,242

Separate account assets                                                       19,837,566         16,221,972
------------------------------------------------------------------------------------------------------------

                Total assets                                             $    74,135,981         63,577,214
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands except share data)


               Liabilities and Stockholder's Equity                         2006               2005
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    45,859,327         39,100,910
      Future policy benefit reserves                                        2,863,953          2,724,322
      Policy and contract claims                                              404,802            395,858
      Unearned premiums                                                       262,504            276,122
      Other policyholder funds                                                193,514            259,826
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  49,584,100         42,757,038

Option liability                                                              324,094             34,633
Accrued expenses                                                              229,602            130,273
Deferred gain on reinsurance                                                  166,154            100,249
Mortgage notes payable                                                        146,900            106,664
Reinsurance payable                                                            90,538             71,162
Commissions due and accrued                                                    85,077             92,301
Securities held under agreements to repurchase                                      -            559,615
Other liabilities                                                             239,868            198,182
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     50,866,333         44,050,117
Separate account liabilities                                               19,837,566         16,221,972
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          70,703,899         60,272,089
---------------------------------------------------------------------------------------------------------

Commitments and contingencies
---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,000 issued and outstanding
           at December 31, 2006 and 2005                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $189,366 and $72,110
           at December 31, 2006 and 2005, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $199,167 and $416,856
           at December 31, 2006 and 2005, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,123,371          2,123,371
      Retained earnings                                                     1,384,229          1,259,705
      Accumulated other comprehensive income                                  135,579            133,146
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,432,082          3,305,125

---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    74,135,981         63,577,214
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                          2006           2005            2004
------------------------------------------------------------------------------------------------------------------

Revenue:
     Annuity considerations and policy fees                         $      279,238         308,493        277,661
     Life insurance premiums                                                52,888          52,557        327,764
     Accident and health premiums                                          545,015         483,510        424,028
     Other life policy considerations                                       79,392          76,556         66,461
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              956,533         921,116      1,095,914
                                                                                           554,126
     Premiums and annuity considerations, affiliated, ceded                    387             712          7,846
     Premiums and annuity considerations, non-affiliated, ceded            320,209         272,555        555,600
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                635,937         647,849        532,468

     Investment income, net, affiliated                                     15,942          18,955         27,539
     Investment income, net, non-affiliated                              1,673,746       1,406,993      1,081,081
     Realized investment (losses) gains, net                              (579,864)         61,261         42,583
     Realized gain on sale of interest of equity method investee            22,451               -              -
     Fee and commission revenue, affiliated                                  2,699           2,322          1,109
     Fee and commission revenue, non-affiliated                            157,595          98,805         98,356
     Amortization of deferred gain on reinsurance                           58,970          16,647        249,036
     Other                                                                  43,761          22,597         21,602
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,031,237       2,275,429      2,053,774
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Annuity benefits                                                      133,100         272,413        163,047
     Life insurance benefits                                               133,860         124,623       (307,197)
     Accident and health insurance benefits                                470,041         422,480        338,551
     Interest credited to policyholder account values                      725,296         707,796        771,387
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,462,297       1,527,312        965,788

     Benefit recoveries                                                    403,779         393,397         (9,703)
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,058,518       1,133,915        975,491

     Commissions and other agent compensation                            1,035,765       1,238,623      1,196,081
     General and administrative expenses                                   625,188         546,218        456,754
     Change in deferred acquisition costs, net                          (1,049,646)     (1,004,879)      (949,885)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  1,669,825       1,913,877      1,678,441
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes,
                equity earnings, and cumulative effect of change
                in accounting                                              361,412         361,552        375,333
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                81,510          54,032        136,211
     Deferred                                                               28,558         (20,076)       (18,531)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                       110,068          33,956        117,680
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings and cumulative
                effect of change in accounting                             251,344         327,596        257,653
Equity in earnings of preferred stock of affiliate, net of tax                   -          34,378         54,679
Equity in earnings of equity method investees, net of tax                    3,180           5,482         11,347
------------------------------------------------------------------------------------------------------------------
            Income before cumulative effect of
                change in accounting                                       254,524         367,456        323,679
Cumulative effect of change in
     accounting, net of tax                                                      -               -         11,944
------------------------------------------------------------------------------------------------------------------

            Net income                                              $      254,524         367,456        335,623
------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                                2006           2005          2004

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $     254,524        367,456       335,623
----------------------------------------------------------------------------------------------------------------------


Foreign currency translation adjustments, net of tax                                 130          1,091         3,964
----------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding (losses) gains arising during the period, net of effect of shadow adjustments of $90,188,
         $(285,690), and $19,021 in 2006, 2005, and 2004, respectively, and net of tax (benefit) expense of $(194,881), $(81,493), and
         $74,387 in 2006, 2005, and 2004, respectively                          (362,437)      (151,343)      138,148
     Increase in unrealized holding losses due to reclassification adjustment for realized gains included in net income, net of tax
          (benefit) expense of $(195,095), $21,441, and $14,904 in 2006,
         2005, and 2004, respectively                                            362,318        (39,820)      (27,679)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding (losses) gains                         (119)      (191,163)      110,469
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                           11       (190,072)      114,433
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $     254,535        177,384       450,056
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                                                   Accumulated
                                                                   Additional                         other               Total
                              Common         Preferred   Loan to    paid-in       Retained         comprehensive       stockholder's
                              stock            stock    affiliate   capital       earnings            income              equity
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------

2004:
Balance, beginning of year      $ 20,000    $ 18,903   $ (250,000) 2,123,371     $ 854,299           $ 208,785         $ 2,975,358
Comprehensive income:
Net income                             -           -            -          -       335,623                   -             335,623
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -             110,469             110,469
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -               3,964               3,964
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     450,056
Dividends paid                         -           -            -          -      (192,673)                  -            (192,673)
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------
                          ---------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371       997,249             323,218           3,232,741
                          ===============  ==========  =========== ==========  ============  ==================  ==================

2005:
Balance, beginning of year        20,000      18,903     (250,000) 2,123,371       997,249             323,218           3,232,741
Comprehensive income:
Net income                             -           -            -          -       367,456                   -             367,456
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -            (191,163)           (191,163)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -               1,091               1,091
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     177,384
Dividends paid                         -           -            -          -      (105,000)                  -            (105,000)
                          ---------------  ----------  ----------- ----------  ------------  ------------------  ------------------
                          ---------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371     1,259,705             133,146           3,305,125
                          ===============  ==========  =========== ==========  ============  ==================  ==================

2006:
Balance, beginning of year        20,000      18,903     (250,000) 2,123,371     1,259,705             133,146           3,305,125
Comprehensive income:
Net income                             -           -            -          -       254,524                   -             254,524
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                     -           -            -          -             -                (119)               (119)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                         -           -            -          -             -                 130                 130
                                                                                                                 ------------------
Total comprehensive
income                                                                                                                     254,535
Adjustment to
initially apply FASB
Statement No. 158,
net of tax                             -           -            -          -             -               2,422               2,422
Dividends paid                         -           -            -          -      (130,000)                  -            (130,000)
                          ---------------  ----------  ----------- ----------  ------------  ------------------
                          ---------------                                                                        ------------------
Balance, end of year            $ 20,000      18,903     (250,000) 2,123,371     1,384,229             135,579           3,432,082
                          ===============  ==========  =========== ==========  ============  ==================  ==================


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                            2006               2005             2004
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
     Net income                                                      $         254,524            367,456         335,623
--------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash provided by (used in) operating activities:
             Realized investment losses (gains)                                565,711            (65,286)        (45,387)
             Purchases of trading securities                                (1,345,475)        (5,852,298)              -
             Sales of trading securities                                       198,668          2,521,082               -
             Unrealized loss on annuity-related
                 options and gross reserves                                    912,662            339,062         166,797
             Deferred income tax expense (benefit)                              27,880            (19,532)        (30,746)
             Charges to policy account balances                                (69,941)           (65,114)        (77,119)
             Interest credited to policy account balances                      730,546            703,795         770,303
             Depreciation and amortization                                     111,697             49,121         108,495
             Equity in earnings of preferred stock of affiliate                      -            (34,378)        (41,029)
             Equity in earnings of equity method investees                      (1,913)            (7,088)        (16,901)
             Change in:
                 Accrued investment income                                     (72,326)           (97,452)        (40,589)
                 Receivables                                                  (106,654)           (22,003)         98,022
                 Reinsurance recoverable                                       (84,138)           307,987         728,011
                 Deferred acquisition costs                                 (1,049,646)        (1,004,879)       (761,054)
                 Deferred sales inducements                                   (139,140)          (193,100)       (389,748)
                 Future policy benefit reserves                                139,631            132,727        (547,320)
                 Policy and contract claims                                      8,944             96,526        (175,466)
                 Other policyholder funds                                      (66,312)           (32,754)         80,749
                 Unearned premiums                                              20,243            (20,346)       (108,174)
                 Reinsurance payable                                            19,376             (4,657)        (74,920)
                 Deferred gain on reinsurance                                   65,905             (4,381)       (248,933)
                 Current tax recoverable                                        (3,977)           (93,081)       (108,050)
                 Accrued expenses and other liabilities                        137,485             62,129         (45,989)
                 Commissions due and accrued                                    (7,224)           (19,752)         42,435
                 Corporate-owned life insurance                                (17,462)            (5,241)       (107,907)
                 Mortgage loan allowance                                        11,935              4,025           2,804
             Other, net                                                        (22,867)           (22,556)           (409)
--------------------------------------------------------------------------------------------------------------------------
                 -----
                      Total adjustments                                        (36,392)        (3,347,444)       (822,125)
--------------------------------------------------------------------------------------------------------------------------

             Net cash provided by (used in) operating activities               218,132         (2,979,988)       (486,502)
--------------------------------------------------------------------------------------------------------------------------


                                   7                                 (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                           2006              2005               2004
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities               $         218,132           (2,979,988)       (486,502)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of available-for-sale fixed-maturity securities           (10,363,440)        (14,409,048)     (14,459,759)
      Purchase of available-for-sale equity securities                       (34,641)           (648,695)        (383,891)
      Purchase of real estate                                               (152,003)            (53,543)         (60,156)
      Purchase of options                                                   (847,025)           (594,948)        (269,070)
      Funding of mortgage loans on real estate                            (1,434,435)         (1,030,599)        (352,711)
      Sale and redemption of fixed-maturity securities                     6,748,812           8,521,269        8,566,173
      Matured fixed-maturity securities                                      517,786             463,143          193,476
      Sale of equity securities, tax-free exchanges, and spin-offs           510,179           1,026,760           71,142
      Sale of real estate                                                     57,912              45,442           65,572
      Exercise and expiration of options                                     452,654             200,393          264,134
      Change in securities held under agreements to
            repurchase                                                      (559,615)            352,964         (450,495)
      Repayment of mortgage loans on real estate                             178,323              91,722           50,820
      Net change in short-term securities                                   (839,436)            656,249         (175,917)
      Purchase of home office property and equipment                         (75,775)            (40,416)          (4,847)
      Purchase of interest in equity method investees                        (75,026)            (51,958)         (41,062)
      Sale of interest in equity method investee                             (22,451)                  -                -
      Purchase of subsidiary                                                       -             (11,868)               -
      Sale of preferred stock of affiliate                                         -             559,408                -
      Change in loan to affiliate                                             11,447                   -                -
      Options written                                                        699,877             324,447          103,757
      Other, net                                                             (13,827)            (12,518)         (14,818)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (5,240,684)         (4,611,796)      (6,897,652)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
      Policyholders' deposits to account balances                          7,201,051           9,525,780        8,740,739
      Policyholders' withdrawals from account balances                    (2,563,981)         (1,941,842)      (1,799,193)
      Policyholders' net transfers between account balances                  363,919              48,773          465,865
      Change in amounts drawn in excess of bank balances                      26,116              14,672          (42,869)
      Change in mortgage notes payable                                        40,236              19,393           (7,699)
---------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            5,067,341           7,666,776        7,356,843
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       44,789              74,992          (27,311)

Cash at beginning of year                                                    137,833              62,841           90,152
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $        182,622             137,833           62,841
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend received on preferred stock of affiliate             $              -                   -          100,000
      Dividend to parent company                                            (130,000)           (105,000)        (192,673)
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


(1)  ORGANIZATION

     Allianz Life Insurance Company of North America and subsidiaries (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. See notes 15 and 19 to these consolidated financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2006 statutory net premium written, 96%, 3%, and 1% of the Company's business is annuity, accident and health, and life insurance, respectively. The annuity business is comprised of fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 65%, 32%, 2%, and 1% of 2006 statutory net premium written, respectively. As a result of the 2006 sale of certain health business discussed in note 4, going forward, accident and health business will be comprised primarily of long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents, broker/dealers, and third-party marketing organizations.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. Similar charges for universal life insurance are included in other life policy considerations on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives

                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     in fixed-indexed and variable products is included in net investment income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in annuity benefits on the Consolidated Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     The value of insurance in-force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income (loss) and are explained further in the Investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 141, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be

                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified; an intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements which were acquired as a result of its ownership in field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005. The trade name and service mark were valued using the present value of future cash flows and were determined to have an indefinite useful life.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are reviewed for recoverability and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently on the Consolidated Statements of Operations.

                                      11                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Annuity sales inducements are deferred as paid or credited to contract holders and Life sales inducements are deferred as recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Consolidated Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Consolidated Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income (loss) and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period certain and life contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation benefits that may exceed account values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Consolidated Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related net unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to attempt to economically hedge risk associated with


                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     liabilities related to fixed-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Consolidated Statements of Operations.

     Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income on the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Partnerships are accounted for on the equity basis, with changes in carrying value included in net investment income on the Consolidated Statements of Operations.

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, and equity securities are obtained from third-party pricing sources wherever possible, except for short-term securities which are priced at amortized cost. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price. The models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. Under the policy, all prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is derived internally. Loans to affiliates fair value is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income
     (loss) in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

                                      14                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other than temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other than temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other than temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     At December 31, 2006, the Company adopted FSP 115-1 and 124-1. This guidance provided that a decline in fair value, on impaired fixed-maturity securities for which the Company could not positively assert the intent and ability to hold until recovery of value, is other than temporary. At December 31, 2006, an affiliated asset manager had authority to sell impaired fixed-maturity securities; therefore, the Company could not positively assert the ability to hold until recovery of value and as such all impaired fixed-income securities were deemed to be other than temporarily impaired and written down to fair value. Prior to December 31, 2006, fixed-income securities meeting the 20% below average cost criteria for a period of six months were reviewed for possible impairment. However, factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, were also used to determine whether fixed-income securities were considered other than temporarily impaired.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company may adjust DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

     INVESTMENTS RECORDED USING THE EQUITY METHOD

     The Company used the equity method of accounting for the preferred stock of affiliate and limited its share of earnings to its contractual rights of a 6% cumulative yield on the shares. The Company does not consider it practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of and transactions involving the preferred stock of affiliate are discussed in note 15. The Company's proportionate share of gains or losses is reflected in equity in earnings of preferred stock of affiliate on the Consolidated Statements of Operations. As discussed in note 15, the Company transferred and sold all of the shares of the preferred stock of affiliate to AZOA in November 2005.

     The Company uses the equity method of accounting for other various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

     The Company provides additional benefits through certain life and annuity products which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index and an index comprised of a blend of the Dow Jones Industrial Average, Financial Times Stock Exchange (FTSE) 100, Lehman Brothers U.S. Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter option contracts and exchange traded futures contracts tied to an appropriate underlying index with similar characteristics in order to attempt to economically hedge these risks. The Company began entering into exchange traded futures contracts in 2005 to attempt to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

                                      15                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     For products based on the growth of the S&P 500 index and the NASDAQ 100 index, the Company transacts in European-Asian call option contracts. The strike price depends on the product, index period, cap, and credited rate. Two types of options are purchased: five-year options with daily averaging of the index during the last year of the contract and one-year call spread with monthly averaging of the index. In addition, the Company employs derivative strategies of transacting in combinations of call options, put spread options, and exchange traded futures contracts. These derivatives are based on the representative index, can be one month to one year in length, and are point-to-point.

     For variable annuity products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options tied to a representative index with similar characteristics to attempt to economically hedge these risks, and are point-to-point.

     The option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in net investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral but the collateral resides in an account designated by the exchange and the collateral is subject to specific exchange rules regarding rehypothication. Collateral posted at December 31, 2006 and 2005 were U.S. Treasury Bonds with a carrying value of $602,166 and $331,862, respectively, and included in fixed-maturity securities on the Consolidated Balance Sheets.

     Realized gains (losses) from option contracts used to attempt to economically hedge certain life and annuity products tied to the S&P 500 index or NASDAQ 100 index were $127,367, $(21,346), and $104,520 for the years ended December 31, 2006, 2005, and 2004, respectively. Realized gains (losses) on the exercise of options were $80,182, $(99,501), and $140,372 in 2006, 2005, and 2004, respectively. Net realized gains on futures were $459,046 and $84,970 in 2006 and 2005, respectively. The Company did not enter into futures contracts in 2004. Increases in the policy and contract account balance liability for the index benefit of certain annuity products were $1,096,386, $209,419, and $398,536 in 2006, 2005, and 2004,
     respectively.

     Realized (losses) from option contracts used to attempt to economically hedge certain guaranteed benefits were $(2,976), $(1,454), and $(9,132) for the years ended December 31, 2006, 2005, and 2004, respectively. Realized (losses) gains on the exercise of options were $(20,388), $(9,642), and $3,674 in 2006, 2005, and 2004, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $5,116, $3,488, and $1,907 in 2006, 2005, and 2004, respectively.

     The Company also enters into contracts with Allianz SE to attempt to economically hedge risk associated with Allianz SE's stock-based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements

                                      16                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     of Operations. Increases in fair value of these contracts were $8,788, $4,389, and $730 for the years ended December 31, 2006, 2005, and 2004, respectively. As of December 31, 2006 and 2005, the Company owned 248 and 218 contracts with a cost of $16,864 and $14,059, respectively, and a fair value of $28,752 and $17,159, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2006 and 2005, 90% and 81%, respectively, of contractual net exposure was held with five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for less than 1% of contractual net exposure held at December 31, 2006 and 2005. Management believes that no significant credit risk exists.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. As of December 31, 2006 and 2005, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be-announced" (TBA) basis and did not enter into any commitments during 2006. However, the Company entered into commitments during 2005 that had settled by December 31, 2005. The Company received no income from commitments of this type during 2006, 2005, or 2004.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2006 and 2005, mortgage-backed securities underlying such agreements were carried at a fair value of $0 and $562,126, respectively. The Company carried a liability representing the funds received under these agreements of $0 and $559,615 at December 31, 2006 and 2005, respectively. The interest rates on these securities ranged from 5.0% to 6.5% in 2006, 2005, and 2004. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $5,512, $46,330, and $88,560 in 2006, 2005, and 2004, respectively, which is reported in net investment income on the Consolidated Statements of Operations.

     SECURITIES LENDING

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent to non-affiliated institutions with par values of $0 and $608,385 as of December 31, 2006 and 2005, respectively, and are recorded in fixed-maturity securities on the Consolidated Balance Sheets. These securities were lent under a tri-party agreement between the Company, a broker-dealer (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities with a fair value as of December 31, 2006 and 2005, respectively, of $0 and $711,122, and a related liability for the same amount has been recorded to reflect the Company's obligation to return the collateral. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. See note 15 for further discussion of this affiliated securities lending.


                                      17                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     The Company has administrative and marketing service agreements with an affiliate, Allianz Management Income Services. The receivable related to this agreement is shown separately on the Consolidated Balance Sheets.

     HOME OFFICE PROPERTY AND EQUIPMENT

     Property and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2006, 2005, and 2004 was $2,268, $2,259, and $2,248, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $351 for the period ended December 31, 2006.

     INCOME TAXES

     The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries, and Questar Capital Corporation (formerly USAllianz Securities, Inc. and Questar Capital Corporation) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of


                                      18                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

     The Company entered into an agreement to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the Financial Accounting Standards Board (FASB) Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), and a guaranteed minimum accumulation benefit (GMAB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

                                      19                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six-year--evaluated every sixth year.
     o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
     o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least 5 years prior at each contract anniversary. This benefit is first available at the 5th contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

                                     20                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

                                            December 31, 2006                                       December 31, 2005
                                            ------------------------------------------  ------------------------------------------
                                            ------------------------------------------  ------------------------------------------
Guaranteed Minimum Death                       Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMDB)                              Value         at Risk      Age (years)      Value          at Risk     Age (years)
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $     9,320,492          1,770         61.0  $    6,879,533         10,574         60.7
   Ratchet & return of premium                  3,149,129          2,597         62.3       2,420,299          4,440         61.9
   Ratchet & rollup                             8,039,190        175,545         64.0       7,321,319        234,582         64.0
   Ratchet & earnings protection rider              7,913          2,860         69.5           9,738              4         68.9
   Reset                                          216,451            968         69.9         229,693          1,676         69.4
   Earnings protection rider                      465,723         37,486         60.6         370,413         21,974         60.1
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $    21,198,898        221,226               $   17,230,995        273,250
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Income                      Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMIB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $       387,572            698         66.8  $      369,041          1,073         66.6
   Ratchet & return of premium                  6,914,101          2,039         61.5       5,143,387          1,794         61.1
   Ratchet & rollup                             8,765,367         12,392         60.0       6,980,023         17,882         59.6
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $    16,067,040         15,129               $   12,492,451         20,749
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Accumulation                Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMAB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   5 year                                 $     7,492,740          1,103          n/a  $    5,316,244          1,941          n/a
   10 year                                          9,537              2          n/a          11,320              7          n/a
                                            --------------  -------------               --------------   ------------
                                            --------------  -------------               --------------   ------------
          Total                           $     7,502,277          1,105               $    5,327,564          1,948
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============


     At December 31, 2006 and 2005, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                      Investment Type                         2006               2005
           ----------------------------------------      ----------------   ---------------
           Mutual funds:
              Bond                                     $       1,876,101          1,891,896
              Domestic equity                                  8,922,135          7,946,881
              International equity                             3,420,021          2,516,477
              Specialty                                        4,987,263          3,287,197
                                                         ----------------   ---------------
                 Total mutual funds                          19,205,520         15,642,451
           Money market funds                                     440,739            373,565
                                                         ----------------   ---------------
                                 Total                 $     19,646,259         16,016,016
                                                         ================   ===============




                                      21                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB            Totals
-----------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2004          $          29,398             9,434             1,798            40,630
     Incurred guaranteed benefits                    7,598             8,844            15,643            32,085
     Paid guaranteed benefits                       (5,016)                -                 -            (5,016)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2005                     31,980               18,278         17,441            67,699
                                           ----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,741            10,002            (8,126)            9,617
     Paid guaranteed benefits                       (4,415)                -                 -            (4,415)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2006          $          35,306            28,280             9,315            72,901
                                           ======================================================================



     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2006 and 2005:

     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o Mortality is assumed to be 60% and 80% of the 1994 MGDB Mortality Table as of December 31, 2006 and 2005, respectively.
     o Lapse rates vary by contract type and duration. As of December 31, 2006, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2005, spike rates could approach 45%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133 and are recognized at fair value on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.


                                      22                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The Company did not have a material impact on the Consolidated Financial Statements from the adoption of this Bulletin.

     In September 2006, the FASB issued SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106 AND 132(R), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 16. The Statement also requires an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company does not expect a material financial impact upon adoption of the year-end valuation date.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005. The FSP addresses determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, VOBA, DSI, URR and the AAR. The investment losses were offset by increases of $322,676 in DAC, $7,472 in VOBA, $34,424 in DSI, $39,323 in URR and a reduction of $19,715 in the AAR.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE-BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 (FIN 46). FIN 46 was revised in December 2003 to address certain technical corrections and implementation issues that had arisen. This Interpretation clarifies the application of Accounting



                                      23                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     Research Bulletin (ARB) No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This Interpretation is effective for all financial statements issued after January 31, 2003 to variable-interest entities created or in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. This Interpretation was adopted effective February 1, 2003 and did not have a material impact on the Consolidated Financial Statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03 -1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This Statement was effective for fiscal years beginning after December 15, 2003. Adoption of SOP 03-1 on January 1, 2004 resulted in a gross cumulative effect of change in accounting of $18,376, with a related tax expense of $6,432, for a net amount of $11,944, which was recognized on the Consolidated Statements of Operations. This change in accounting was comprised of a reduction in reserves of $268,540, somewhat offset by decreases of $34,753 in VOBA, $212,569 in DAC, and $2,842 in DSI. The result of the SOP 03-1 methodology change for annuitization reserves was a substantially different progression of reserve accruals, which impacts the estimated gross profits and the amortization of VOBA, DAC, and DSI during the deferral period.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The standard allows an entity to present certain financial assets and financial liabilities at fair value with changes in fair value through earnings. It was issued to improve financial reporting by providing an alternative to having to apply complex hedge accounting provisions when accounting for related assets and liabilities. The Company has not quantified the expected impact from the future adoption of this standard.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENT, which provides guidance for using fair value to measure assets and liabilities. This Standard provides a common fair value measurement that is to be used whenever fair value measurement is allowed by other Standards. This Standard also provides for expanded information about the extent to which entities measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. This Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company has not yet quantified the impact of adopting this Standard.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, which clarifies accounting for uncertainty in tax positions by requiring companies to recognize in their financial statements the impact of a tax position if that position is more likely than not to be sustained on an audit based on the technical merits of the position. Among other provisions, it also requires expanded disclosures at the end of each annual period presented. Adoption may result in the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. This Interpretation is effective for fiscal years beginning after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In March 2006, the FASB issued SFAS No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS. This Statement amends FASB Statement No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, with respect to the accounting for separately recognized servicing assets and


                                      25                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     servicing liabilities. An entity should adopt this Statement as of the beginning of its first fiscal year that begins after September 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, which amends FASB Statements No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing-off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2006, the Company changed its method of presentation for unearned revenue reserves by reclassifying this activity to the unearned premiums category on the Consolidated Balance Sheets. This reclassification was made to better reflect the nature of the reserves as unearned premiums rather than future policy benefit reserves. Certain 2005 balances have been reclassified to reflect the new presentation.

     During 2006, the Company changed its method of presentation for prepaid postretirement benefits by reclassifying this balance to a prepaid asset. The balance is included in other assets on the Consolidated Balance Sheets. This reclassification was made to better reflect the nature of the balance as a prepaid asset rather than a contra-liability. The 2005 balance has been reclassified to reflect the new presentation.


                                      25                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Finance Committee (FiCO) specifies the asset allocation among major asset classes and a benchmark for each asset class. FiCO provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. FiCO is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. FiCO, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed-income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Two-tier annuities provide two distinct values to the policyholder for settlement of their annuity proceeds. One value is established for policyholders choosing a cash surrender option and an additional value is established for those choosing an annuitization payment option. The annuitization value is greater than the surrender value and typically includes higher excess interest and index credits and premium bonuses. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this greatly


                                      27                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump-sum surrender of the policy's cash value.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to adjust payout rates to match future economic and market conditions. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed indexed annuity (FIA) products provide benefits to the policy value based on the growth of market indexes (S&P 500 and NASDAQ
     100). The Company uses "over-the-counter" derivatives tailored to FIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMIB and GMDB, that provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using S&P 500 derivative instruments (puts and calls) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

     The Company attempts to mitigate risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.


                                      27                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(4)  SALE OF BUSINESS

     HEALTH PRODUCTS BUSINESS

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC), to reinsure this block of business. The related gain of $136,803 was deferred and will be amortized into operations over the anticipated run-off of the in-force reserves. During 2006, $44,857 of the deferred gain was amortized and included in other revenue on the Consolidated Statement of Operations. The remainder of the deferred gain will amortize through 2009.

     Offsetting the gain on sale, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid except for a $124 liability for termination benefits, which will be paid in 2007.

     As of December 31, 2006, the Consolidated Balance Sheets include the following remaining balances related to the sale of the health products business:

Receivables (non-affiliated)                                $          18,950
Reinsurance recoverable:  Recoverable on
policyholder liabilities, non-affiliated                              153,091
Other assets                                                               50
                                                           -------------------
Total Assets                                                        $ 172,091
                                                           ===================

Policyholder liabilities: Future policy benefit reserves                $ 347
Policyholder liabilities: Policy and contract claims                  152,736
Policyholder liabilities: Unearned premiums                                50
                                                           -------------------
Total policyholder liabilities                                        153,133
Accrued expenses                                                        8,007
Reinsurance payable                                                    13,682
Deferred gain on reinsurance                                           91,946
                                                           -------------------
Total Liabilities                                                   $ 266,768
                                                           ===================



     LIFE REINSURANCE BUSINESS

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In connection with this agreement, the Company recognized a recoverable on future policy benefit reserves of $379,781 and received a ceding commission of $310,000. The related gain of $264,095 was deferred and is being amortized into operations over the projected earnings pattern of the related reinsured policies.

     The majority of the in-force business that was coinsured with RGA was novated to RGA during 2004. As a result of the novations in 2004, the Company realized a pro-rata portion of the deferred gain associated with the underlying novated treaties of $215,062 and expensed related DAC of $161,375. Also, as a result of the novations in 2004, the Company recorded a decrease of $529,357 in future policy benefit reserves and the related recoverable on policyholder liabilities. The corresponding decreases were also reflected in life insurance benefits and benefit recoveries on the Consolidated Statements of Operations.


                                      28                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)



     At December 31, 2006 and 2005, the remaining deferred gain was $8,531 and $10,420, respectively, and was included in deferred gain on reinsurance on the Consolidated Balance Sheets. Deferred gain amortization was $1,889, $2,067, and $233,384 during 2006, 2005, and 2004, respectively, and was included in amortization of deferred gain on reinsurance on the Consolidated Statements of Operations.

(5)  INVESTMENTS

     At December 31, 2006 and 2005, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:

                                                            Amortized           Gross           Gross           Estimated
                                                              cost           unrealized       unrealized          fair
                                                             or cost            gains           losses            value
-----------------------------------------------------------------------------------------------------------------------------

2006:
     Fixed-maturity securities:
        U.S. government                              $         2,030,504              852               -          2,031,356
        U.S. government sponsored agency                          61,700              837               -             62,537
        States and political subdivisions                        308,140            8,173               -            316,313
        Foreign government                                       185,094            5,724               -            190,818
        Public utilities                                       1,380,157           27,335               -          1,407,492
        Corporate securities                                  17,429,070          388,860               -         17,817,930
        Mortgage-backed securities                             9,949,161           17,273               -          9,966,434
        Collateralized mortgage obligations                       55,474            1,833               -             57,307
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   31,399,300          450,887               -         31,850,187
     Equity securities                                             4,940              349               2              5,287
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        31,404,240          451,236               2         31,855,474
-----------------------------------------------------------------------------------------------------------------------------

2005:
     Fixed-maturity securities:
        U.S. government                              $         4,546,371          139,776          33,728          4,652,419
        U.S. government sponsored agency                          92,096            1,739             821             93,014
        States and political subdivisions                        300,350            9,934           3,719            306,565
        Foreign government                                       139,692            6,676           1,348            145,020
        Public utilities                                       1,159,163           41,188           7,410          1,192,941
        Corporate securities                                  12,532,143          472,701         121,861         12,882,983
        Mortgage-backed securities                             9,532,980           12,267         230,738          9,314,509
        Collateralized mortgage obligations                       78,757            2,912             143             81,526
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   28,381,552          687,193         399,768         28,668,977
     Securities held under agreements to repurchase              584,115               82          22,071            562,126
     Equity securities                                           384,730           98,663           3,149            480,244
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        29,350,397          785,938         424,988         29,711,347
-----------------------------------------------------------------------------------------------------------------------------



                                      29                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The net unrealized gains (losses) on securities included in stockholder's equity consist of the following at December 31:

                                                              2006               2005                2004
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                $           450,887            287,425            822,200
     Securities held under agreements

        to repurchase                                                  -            (21,989)            (2,409)

     Equities                                                        347             95,514            114,225
Adjustments for:
     Deferred policy acquisition costs                          (258,680)          (147,489)          (384,837)
     VOBA                                                         (9,013)            (4,508)           (20,972)
     Deferred sales inducements                                  (24,405)           (16,050)           (41,208)
     Unrealized revenue reserve                                   33,862                  -                  -
     Deferred taxes                                              (67,729)           (67,515)          (170,449)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                         $           125,269            125,388            316,550
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $185,451, $(554,355), and $134,848 for the years ended December 31, 2006, 2005, and 2004, respectively.

     The changes in net unrealized (losses) gains on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(95,167), $(18,711), and $54,125 for the years ended December 31, 2006, 2005, and 2004, respectively. The decrease of $95,167 in 2006 in unrealized gains on available-for-sale equity investments was due to a change in the Company's investment strategy.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $11,613,039 as of December 31, 2006.

                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                    $           446,335               448,090
      Due after one year through five years                                1,748,268             1,787,749
      Due after five years through ten years                               8,636,326             8,724,357
      Due after ten years                                                 10,563,736            10,866,250
      Mortgage-backed securities and collateralized
           mortgage obligations                                           10,004,635            10,023,741
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities    $        31,399,300            31,850,187
---------------------------------------------------------------------------------------------------------------


                                      30                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $5,636,908, $6,581,975, and $7,088,084 during 2006, 2005, and 2004, respectively. Proceeds from tax-free and taxable exchanges for available-for-sale fixed-maturity securities were $1,160, $32,136, and $0 during 2006, 2005, and 2004, respectively. Gross gains of $44,105, $93,165, and $89,359 and gross losses of $55,714, $35,948, and $33,231 were realized on those sales and tax-free and taxable exchanges of securities in 2006, 2005, and 2004, respectively. In 2006, 2005, and 2004, losses of $612,766,
     $1,949, and $1,767, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment. Available-for-sale forward commitments of $0, $1,132,116, and $3,074,819 were purchased and $0, $1,132,116, and $3,074,819 were sold by the Company during 2006, 2005, and 2004, respectively.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $172,653 and $317,482 during 2006 and 2005, respectively. Proceeds from tax-free exchanges from trading fixed-maturity securities were $5,240 and $0 during 2006 and 2005, respectively. Gross gains of $4 and $3,172 and gross losses of $1,326 and $2,961 were realized on those sales of trading fixed-maturity securities in 2006 and 2005, respectively. Proceeds from sales of trading equity securities investments were $5,894 and $7,397. Gross gains of $6 and $0 and gross losses of $248 and $184 were realized on those sales during 2006 and 2005, respectively. Trading securities had realized gross gains of $17,319 and $25,098 and realized gross losses of $74,512 and $45,915 in realized investment gains on the Consolidated Statements of Operations for 2006 and 2005, respectively. Trading forward commitments of $0 and $644,299 were purchased and $0 and $645,510 were sold by the Company, generating realized gross gains of $0 and $1,211 on the sale of these during 2006 and 2005, respectively. There were no losses realized in 2006 or 2005.

     Proceeds from the sale of available-for-sale equity securities were $506,311, $1,014,145, and $64,206 during 2006, 2005, and 2004, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $3,868, $12,615, and $6,936 during 2006, 2005, and 2004, respectively. Gross gains of $102,652, $55,595, and $451 and gross losses of $6,875, $22,696, and $3,213 were realized on those sales in 2006, 2005, and 2004, respectively. In 2006, 2005, and 2004, losses of $29, $12,122, and $15,352, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     During 2005, the Company disposed of its investment in preferred stock of an affiliate via a dividend to AZOA. Further details are found in note 15.

     As of December 31, 2006 and 2005, investments with a carrying value of $68,347 and $67,462, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     As of December 31, 2006 and 2005, the Company held options purchased (asset) with an amortized cost of $577,906 and $510,150, respectively, and fair value of $712,772 and $535,556, respectively. The notional amounts of the option contracts purchased were $32,277,493 and $12,189,933 at December 31, 2006 and 2005, respectively. As of December 31, 2006 and 2005, the Company held options sold (liability) with a basis of $378,469 and $65,289 and fair value of $324,094 and $34,633, respectively. The notional amounts of the option contracts sold were $29,689,655 and $6,205,814 at December 31, 2006 and 2005, respectively.

     As of December 31, 2006 and 2005, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index. The Company recognized a net gain of $459,046 and $84,970 during 2006 and 2005, respectively, in net investment income on the Consolidated Statements of Operations.

     During 2004, the Company made the decision to sell its ownership interest in Allianz Education Funds, Inc. (AEFI), a scholarship insurance company located in Canada, resulting in a pre-tax loss of $15,461, included in realized investment gains on the Consolidated Statements of Operations. In 2006, the Company sold its interest


                                      31                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment gains on the Consolidated Statements of Operations.

     Net realized investment gains (losses) for the years ended December 31, 2006, 2005, and 2004 are summarized as follows:


                                                                                    2006               2005               2004
--------------------------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Fixed-maturity securities - sales                                     $     (11,609)            57,217             56,128
      Fixed-maturity securities - other than temporary impairments               (612,766)            (1,949)            (1,767)
      Equity securities                                                            95,748             20,777            (18,114)
Mortgage loans on real estate                                                     (11,935)            (4,025)            (2,804)
Real estate                                                                        21,451              8,922             18,135
Loss on sale of AEFI                                                                    -                  -            (15,461)
Gain on sale of Life Sales                                                         22,451                  -                  -
Other                                                                              (1,996)              (102)             6,466
--------------------------------------------------------------------------------------------------------------------------------
                Subtotal                                                         (498,656)            80,840             42,583
Trading losses, net                                                               (58,757)           (19,579)                 -
--------------------------------------------------------------------------------------------------------------------------------
                    Net (losses) gains before taxes                              (557,413)            61,261             42,583

Tax (benefit) expense on net realized gains (losses)                             (195,095)            21,441             14,904
--------------------------------------------------------------------------------------------------------------------------------

                    Net (losses) gains after taxes                          $    (362,318)            39,820             27,679
--------------------------------------------------------------------------------------------------------------------------------

     The increase in other than temporary impairments in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF
     OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     The Company's investment in mortgage loans on real estate at December 31, 2006, 2005, and 2004 is summarized as follows:

                                                                             2006             2005              2004
--------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate:
     Commerical                                                       $      3,402,303         2,145,795        1,206,824
     Residential                                                                 1,988             2,384            2,478
     Valuation allowances                                                      (32,330)          (20,395)         (16,370)
--------------------------------------------------------------------------------------------------------------------------
           Total mortgage loans on real estate                        $      3,371,961         2,127,784        1,192,932
--------------------------------------------------------------------------------------------------------------------------


     At December 31, 2006, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.4% or $1,170,186, and 15.7% or $534,793, respectively. At December 31, 2005, mortgage loans on real estate with concentrations over 10% in one state were in California at 29.7% or $637,493.


                                      32                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The valuation allowances on mortgage loans on real estate at December 31, 2006, 2005, and 2004 and the changes in the allowance for the years then ended are summarized as follows:

                                                                  2006             2005              2004
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         20,395           16,370            13,566

     Charged to operations                                           11,935            4,025             2,804
---------------------------------------------------------------------------------------------------------------
Balance, end of year                                       $         32,330           20,395            16,370
---------------------------------------------------------------------------------------------------------------

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                               2006               2005                2004
-----------------------------------------------------------------------------------------------------------------

Interest:
     Available-for-sale fixed-maturity securities      $        1,657,920          1,361,508           1,115,507
     Mortgage loans on real estate                                176,235            102,797              71,223
     Policy loans                                                   9,182              7,404               4,212
     Short-term securities                                         76,047             55,713              34,299
Dividends:
     Preferred stock                                                    -                  -                 159
     Available-for-sale common stock                                  335             17,287              16,540
Change in fair value of equity-indexed
     annuity-related reserves                                  (1,096,386)          (209,419)           (398,536)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                       124,391            (22,799)             95,388
Gain (loss) on exercise of equity-indexed annuity and
     guaranteed benefit-related options                            59,794           (109,142)            136,698
Gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                           459,046             84,970                   -
Interest on assets held by reinsurers                               4,054              4,424               4,885
Rental income on real estate                                       36,780             33,785              31,126
Interest on loans to affiliates                                    35,030             35,648              39,909
Other invested assets                                              20,227             11,045               5,970
Investment income on trading securities                           188,468            105,145                   -
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 1,751,123          1,478,366           1,157,380
Investment expenses                                                61,435             52,418              48,760
-----------------------------------------------------------------------------------------------------------------

            Net investment income                      $        1,689,688          1,425,948           1,108,620
-----------------------------------------------------------------------------------------------------------------


                                      33                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below.


                                         12 months or less        Greater than 12 months            Total
                                      ------------------------- -------------------------- --------------------------
                                      -------------------------------------------------------------------------------
                                       Fair value  Unrealized    Fair value  Unrealized     Fair value  Unrealized
                                                    losses                    losses                      losses
                                      -------------------------------------------------------------------------------
                                      ------------------------- -------------------------- --------------------------
2006:
    Fixed-maturity securities:
      U.S. government               $            -           -             -            -             -            -
      U.S. government sponsored
        agency                                   -           -             -            -             -            -
      States and political subdivisions          -           -             -            -             -            -
      Foreign government                         -           -             -            -             -            -
      Public utilities                           -           -             -            -             -            -
      Corporate securities                       -           -             -            -             -            -
      Mortgage-backed securities                 -           -             -            -             -            -
      Collateralized mortgage
        obligations                              -           -             -            -             -            -
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities          -           -             -            -             -            -
    Equity securities                          348           2             -            -           348            2
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securit$es        348           2             -            -           348            2
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

2005:
    Fixed-maturity securities:
      U.S. government              $     1,274,306      32,522        36,823        1,206     1,311,129       33,728
      U.S. government sponsored
        agency                              52,813         821             -            -        52,813          821
      States and political subdivisions    172,846       3,294         6,860          425       179,706        3,719
      Foreign government                    70,755       1,348             -            -        70,755        1,348
      Public utilities                     392,323       6,888         7,456          522       399,779        7,410
      Corporate securities               4,433,873      98,340       388,753       23,521     4,822,626      121,861
      Mortgage-backed securities         6,338,437     184,010     1,615,179       46,728     7,953,616      230,738
      Collateralized mortgage
        obligations                          3,104          30         9,337          113        12,441          143
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities 12,738,457     327,253     2,064,408       72,515    14,802,865      399,768
    Securities held under agreements
      to repurchase                        560,864      22,071             -            -       560,864       22,071
    Equity securities                       30,202       3,149           344            -        30,546        3,149
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities$13,329,523     352,473     2,064,752       72,515    15,394,275      424,988
---------------------------------------------------------------------------------------------------------------------


The decrease in unrealized losses in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

As of December 31, 2006 and 2005, the number of available-for-sale investment holdings that were in an unrealized loss position were 0 and 3,855, respectively, for fixed-maturity securities, and 4 and 7, respectively, for equity securities.


                                      34                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


There were no fixed-maturities that were in an unrealized loss position less than 12 months at December 31, 2006.

(6)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                         2006                              2005
----------------------------------------------------------------------------------------------------------------------
                                                       Carrying            Fair          Carrying           Fair
                                                        amount            value           amount            value
                                                     --------------   ---------------  --------------   --------------
Financial assets
    Available-for-sale:
       Fixed-maturity securities:
          U.S. government                          $     2,031,356         2,031,356       4,652,419        4,652,419
          U.S. government sponsored agency                  62,537            62,537          93,014           93,014
          States and political subdivisions                316,313           316,313         306,565          306,565
          Foreign governments                              190,818           190,818         145,020          145,020
          Public utilities                               1,407,492         1,407,492       1,192,941        1,192,941
          Corporate securities                          17,817,930        17,817,930      12,882,983       12,882,983
          Mortgage-backed securities                     9,966,434         9,966,434       9,314,509        9,314,509
          Collateralized mortgage obligations               57,307            57,307          81,526           81,526
       Equity securities                                     5,287             5,287         480,244          480,244
    Trading:
       Fixed-maturity securities:
          U.S. government                                1,203,299         1,203,299       1,244,683        1,244,683
          U.S. government sponsored agency                  20,355            20,355          20,658           20,658
          States and political subdivisions                 55,758            55,758          54,502           54,502
          Foreign governments                               36,704            36,704          37,469           37,469
          Public utilities                                 175,246           175,246         132,705          132,705
          Corporate securities                           2,146,631         2,146,631       1,147,587        1,147,587
          Mortgage-backed securities                       723,681           723,681         654,789          654,789
       Equity securities                                    23,198            23,198          14,050           14,050
    Securities held under agreements
       to repurchase                                             -                 -         562,126          562,126
    Mortgage loans on real estate                        3,371,961         3,378,766       2,127,784        2,215,762
    Short-term securities                                  983,650           983,650         144,214          144,214
    Options                                                712,772           712,772         535,556          535,556
    Loans to affiliates                                    218,553           221,901         360,000          364,838
    Policy loans                                           146,139           146,139         115,393          115,393
    Cash                                                   182,622           182,622         137,833          137,833
    Separate account assets                             19,837,566        19,837,566      16,221,972       16,221,972

Financial liabilities

    Investment contracts                                43,177,395        37,438,787      37,099,592       32,926,889
    Securities held under agreements
       to repurchase                                             -                 -         559,615          559,615
    Option liability                                       324,094           324,094          34,633           34,633
    Mortgage notes payable                                 146,900           156,059         106,664          113,233
    Separate account liabilities                        19,837,566        18,957,500      16,221,972       15,460,077
----------------------------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and universal life products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.


                                      35                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     The fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Carrying value of liabilities of funds borrowed under securities held under agreements to repurchase approximate fair value due to the short-term nature of these liabilities. Fair value of mortgage notes payable is the present value pay-off amount including unpaid principal balance and any applicable prepayment fees. Included in 2005 mortgage notes payable is the note for construction of an addition to the home office. Due to the short-term nature of this note, the unpaid principal balance is an approximate fair value (see note 11 for further information) as it is for other short-term notes included in this balance. The fair value of the option liability is derived internally. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)  GOODWILL

     Goodwill at December 31, 2006 and 2005 and the changes in the balance for the years then ended are as follows:

                                                        2006             2005
--------------------------------------------------------------------------------

Balance, beginning of year                    $        428,323         358,198

     Increased ownership in partially owned
     field marketing organizations                      66,920          51,958
     Acquisition of broker-dealer                            -          18,167

                                                 -------------------------------
                                              ----------------------------------
Balance, end of year                          $        495,243         428,323
                                              ----------------------------------



     Increase in goodwill is the result of the exercise of put options by minority-owned field marketing organizations in 2006 requiring the Company to purchase part or all of the stock or member interests of the organizations. See note 18 for further information. There was no goodwill impairment in 2006, 2005, or 2004.

(8)  VALUE OF BUSINESS ACQUIRED (VOBA) AND INTANGIBLE ASSETS

     VOBA at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                           2006          2005         2004
--------------------------------------------------------------------------------

Balance, beginning of year            $     66,373        48,517      116,123
Interest                                     1,313         2,810        3,760
Amortization                                (9,338)       (1,417)     (39,671)
Cumulative adjustment - SOP 03-1                 -             -      (34,753)
Change in shadow VOBA                       (4,504)       16,463        3,058
                                    ------------------------------------------
Balance, end of year                  $     53,844        66,373       48,517
                                    ------------------------------------------


                                      36                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The cumulative adjustment in 2004 relates to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, and is discussed further in the Recently Issued Accounting Pronouncements section of note 2.

     The net amortization of the VOBA in each of the next five years is expected to be:

         2007           $      (13,476)
         2008                  (12,659)
         2009                   (8,895)
         2010                   (5,670)
         2011                   (4,147)

     Intangible assets at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                      2006             2005             2004
--------------------------------------------------------------------------------
Balance, beginning of year     $         39,519          34,844           37,442
                                              -
     Additions                            5,390          10,140                -
     Amortization                        (4,770)         (5,465)         (2,598)
     Impairment                         (29,650)              -                -

                                  ----------------------------------------------
                               -------------------------------------------------
Balance, end of year           $         10,489          39,519           34,844
                               -------------------------------------------------


     Amortization of intangible assets in each of the next five years is expected to be:
         2007           $       (2,626)
         2008                   (2,528)
         2009                   (2,266)
         2010                   (1,501)
         2011                     (754)

     During 2006, an impairment of the Contractual Right Intangible Asset totaling $29,650 was made associated with the anticipated sale of a subsidiary which served as the administrator of the Company's variable annuity business. This subsidiary is actively being marketed and the sale is expected to be completed in the first half of 2007. The impairment was determined based on the offers received from potential buyers for the subsidiary. The impairment is included in general and administrative expenses on the 2006 Consolidated Statement of Operations.

     During 2006 and 2005, there were no other events or changes other than as described above in circumstances that warranted recoverability testing for intangible assets.


                                      37                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


(9)  DEFERRED ACQUISITION COSTS (DAC)

     DAC at December 31, 2006, 2005, and 2004 and the changes in the balance for the years then ended are as follows:

                                               2006             2005             2004
-----------------------------------------------------------------------------------------

Balance, beginning of year             $      4,326,771       3,077,824        2,321,379
                                                      -
     Capitalization                           1,166,321       1,411,789        1,322,900
     Interest                                   161,169         139,492          109,877
     Amortization                              (277,844)       (546,402)        (482,892)
     Change in shadow DAC                      (111,191)        244,068           19,129
     Cumulative adjustment - SOP 03-1                 -               -         (212,569)

                                          -----------------------------------------------
                                       --------------------------------------------------
Balance, end of year                   $      5,265,226       4,326,771        3,077,824
                                       --------------------------------------------------

     The cumulative adjustment in 2004 related to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
     NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

(10) DEFERRED SALES INDUCEMENTS (DSI)

     DSI at December 31, 2006, 2005, and 2004 and the changes in the balance for years then ended are as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        590,537         372,278                -

     Reclass from policy and contract account
     balances - SOP 03-1                                                   -               -          153,374
     Cumulative adjustment - SOP 03-1                                      -               -           (2,842)
     Deferrals                                                       152,416         245,885          305,826
     Amortization                                                    (13,276)        (52,785)         (42,872)
     Change in shadow DSI                                             (8,355)         25,159          (41,208)

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $        721,322         590,537          372,278
                                                            --------------------------------------------------

     Prior to the adoption of SOP 03-1 in 2004, DSI were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004. In addition, SOP 03-1 required the revaluation of the balance, which is reflected in the cumulative adjustment line in the table above. See further discussion in the Recently Issued Accounting Pronouncements section of note 2.

(11) MORTGAGE NOTES PAYABLE

     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan

                                      38                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. At December 31, 2006, the combined loan had a balance of $138,900. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company had used to finance the acquisition of property for, and construction of, its headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $8,000 as of December 31, 2006 and 2005. The interest on the loan is paid each month and is calculated at 7.22% annually. The loan will mature on February 1, 2008; however, prepayment is permitted. The loan payments are interest only until the maturity date, when the principal will become due.

     Interest expense for all loans was $5,352, $5,217, and $3,607 in 2006, 2005, and 2004, respectively, and is presented in net investment income in the Consolidated Statements of Operations. The future payments required under these loans are as follows:


2007                                          $        4,777
2008                                                  13,048
2009                                                   5,334
2010                                                   5,636
2011 and beyond                                      118,105
-------------------------------------------------------------
Total                                         $      146,900
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2006 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

                                      39                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)


     Activity in the accident and health claim reserves is summarized as follows:

                                                                     2006              2005              2004
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $215,327, $195,333, and $206,962, respectively        $        155,552           133,523           160,822

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                      (18,564)           (1,809)          (15,215)

Incurred related to:
     Current year                                                       80,336           173,406           132,846
     Prior years                                                        (3,962)           10,148            (9,076)
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          76,374           183,554           123,770
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       33,308            56,768            41,206
     Prior years                                                       119,865           102,948            94,648
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             153,173           159,716           135,854
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $329,398, $215,327, and $195,333,
     respectively                                             $         60,189           155,552           133,523
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the Health claim handling reserve. Prior year incurreds for 2005 reflect unanticipated claim development on prior policy years for both stop loss and reinsurance assumed business. The decrease in prior year incurreds in 2004 is largely related to favorable claim development on the excess of loss medical business offset by a reserve adjustment on a reinsurance assumed arrangement.

(13) REINSURANCE

     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses it has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in reinsurance recoverables at December 31, 2006 are $1,384,541, $981,151, $470,416, $366,738, and $334,122 recoverable from five insurers who, as of December 31, 2006, were rated B++ or higher by A.M. Best's Insurance Reports. The Company believes significant exposure to risk with insurers with lower ratings is sufficiently mitigated at December 31, 2006.

                                     40                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded life insurance in force of $0, $0, and $8,473 in 2006, 2005, and 2004, respectively, and life insurance premiums earned of $0, $0, and $30 in 2006, 2005, and 2004, respectively, to its ultimate parent, Allianz SE. The Company also ceded to Allianz SE accident and health premiums earned of $387, $712, and $7,816 in 2006, 2005, and 2004, respectively.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

     As discussed in note 4, effective October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, HCC, to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803 which is being amortized into operations through 2009. During 2006, $44,857 was amortized and included in other revenue on the Consolidated Statements of Operations. The remaining deferred gain was $91,946 as of December 31, 2006

     As discussed in note 4, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, RGA, to coinsure the traditional life reinsurance block of business. Related to this transaction, the Company recaptured certain traditional life reinsurance business previously ceded to Allianz SE, which resulted in a gain of $3,000 in 2003. During 2004, the Company novated the majority of the underlying contracts of this coinsurance agreement to RGA.

     Throughout 2006, 2005, and 2004, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company has decided to exit. In connection with these agreements, the Company has ceded premiums of $75,981, $2,158, and $7,673 in 2006, 2005, and 2004, respectively, and received expense allowances of $3,539, $163, and $1,662 in 2006, 2005, and 2004,
     respectively.

     To minimize risk associated with terminated business throughout 2004, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $7,295 and recognized a gain of $0 in 2004.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2006, 2005, and 2004, $12,659, $13,807, and $15,297, respectively, were amortized and included in other revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2006 and 2005 was $65,677 and $78,336, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,364,625 and $2,378,267 were recorded as of December 31, 2006 and 2005, respectively, in connection with these agreements.


                                     41                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(14) INCOME TAXES

     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 is as follows:

                                                                    2006             2005             2004
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        81,510           54,032          136,211
      Deferred tax expense (benefit)                                  28,558          (20,076)         (18,531)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                           110,068           33,956          117,680

Tax (benefit) attributable to equity
      earnings of preferred stock of affiliate                             -                -          (13,650)
Tax (benefit) expense attributable to equity
      earnings of equity method investees                             (1,266)           1,606            5,554
Tax expense due to cumulative effect of
      change in accounting                                                 -                -            6,432
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                     108,802           35,562          116,016

Income tax effect on equity:
      Income tax (benefit) expense allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and losses on investments                          213         (102,934)          59,483
           Attributable to unrealized
                gains and losses on post-retirement
                obligation                                             1,304                -                -
           Attributable to unrealized
                gains and losses on foreign exchange                      68              587            2,135
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       110,387          (66,785)         177,634
---------------------------------------------------------------------------------------------------------------



                                     42                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     COMPONENTS OF INCOME TAX EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------
Income tax expense computed at
      the statutory rate                                    $        126,494         126,544          131,367
Dividends-received deductions and tax-
      exempt interest                                                (19,798)        (14,473)         (11,317)
Accrual (release) of tax contingency reserve                           4,400          (2,929)               -
IRS settlement                                                             -         (81,199)               -
Foreign tax, net                                                         389           4,848             (342)
Other                                                                 (1,417)          1,165           (2,028)
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $        110,068          33,956          117,680
--------------------------------------------------------------------------------------------------------------

     The Company was under audit by the IRS for the years ended December 31, 1991 through December 31, 2002. In June 2005, the Joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the 2005 Consolidated Statement of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     As required under SFAS 109, ACCOUNTING FOR INCOME TAXES, the Company performed an analysis of potential areas of exposure and as a result established a tax contingency reserve in 2006 for tax benefits claimed in prior years.


                                     43                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                              2006                2005
-------------------------------------------------------------------------------------------------------------
Deferred tax assets:
      Policy reserves                                                $        1,701,390            1,529,389
      Coinsurance deferred income                                                63,195               39,976
      Expense accruals                                                           33,787               29,690
      Impaired assets                                                           227,030               14,488
      Provision for post-retirement benefits                                      2,280                3,693
      Other                                                                       1,981                3,650
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          2,029,663            1,620,886
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,675,840            1,349,491
      Investment income                                                         140,383               62,194
      Depreciation/amortization                                                  23,907               23,573
      Value of business acquired                                                 18,846               23,231
      Deferred intercompany gain                                                  7,421                    -
      Net unrealized gain on investments and foreign exchange                   162,358              130,511
      Other                                                                       8,242                5,683
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     2,036,997            1,594,683
-------------------------------------------------------------------------------------------------------------

Net deferred tax (liability) asset                                   $           (7,334)              26,203
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $83,896, $239,034, and $259,000 in 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, respectively, the Company had a tax receivable from AZOA of $45,387 and $40,578, reported in other assets on the Consolidated Balance Sheets.

     At December 31, 2006 and 2005, the Company had a tax payable separate from the agreement with AZOA in the amount of $1,028 and $196, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.


                                     44                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(15) RELATED-PARTY TRANSACTIONS

     Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to a related party, Fireman's Fund Insurance Company, a sister company wholly owned by the same parent company, Allianz of America, Inc. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

     The Company recorded related-party invested assets of $218,553 and $360,000 at December 31, 2006 and 2005, respectively, representing 1% and 1% of total invested assets and 6.5% and 10.9% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+.

     In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2006 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $13,056 and $13,468 was earned during 2006 and 2005, respectively, and is included in net investment income on the Consolidated Statements of Operations. For 2006, the loan is collateralized by a
     (euro)100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $138,934 at December 31, 2006. For 2005, the loan is collateralized by 4,542 shares of Assurances Generales de France S.A., a publicly traded subsidiary of Allianz SE. These shares had a fair value of $448,494 at December 31, 2005.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2006 in the amount of $11,447. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,974, $7,180, and $7,180 was earned during 2006, 2005, and 2004, respectively, and is included in net investment income on the Consolidated Statements of Operations.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company. This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     During 2005, the Company participated in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $150 and $0 in fair value of loaned securities outstanding as of December 31, 2006 and 2005, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $151 and $458, of which none was sold or repledged as of December 31, 2006 or 2005, respectively. The Company earned fee revenue of $4,451 and $4,025 for the years ended December 31, 2006 and 2005, respectively, in connection with these arrangements, which is reported in net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of AGR preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value


                                     45                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     of these shares and the amount AZOA paid for the shares in December 2002. Prior to 2005, the Company's investment in AGR preferred stock represented 23.7% of the outstanding common and preferred shares of AGR and was accounted for using the equity method of accounting (see note 2 for further discussion). Under the equity method, the Company's share of AGR's earnings was realized through equity in earnings of preferred stock of affiliate on the Consolidated Statements of Operations. The Company had a limit to its share of AGR's earnings per the preferred shares' contractual rights of an annual, cumulative return of 6%.

     On November 30, 2004, the Company received a dividend on its investment in AGR preferred stock in the form of a $100,000 promissory note from Allianz SE. The note has an interest rate of 5.19% and a maturity date of September 28, 2006. In accordance with the equity method of accounting, the dividend received was recorded as a reduction in the investment in preferred stock of affiliate on the Consolidated Balance Sheets. The Company immediately transferred the note to AZOA in the form of a dividend. The note was transferred at fair value, which was equal to book value. The State of Minnesota Department of Commerce granted approval for the dividends paid to AZOA.

     On November 29, 2005, the Company transferred, in the form of a dividend, 10,928 shares of the AGR preferred stock with a book value of $105,000 to AZOA. The Company then sold the remaining 58,221 shares of the AGR preferred stock to AZOA for $559,408 in cash. The shares were transferred and sold at book value.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The fair value of the loan was $254,558 and $257,878 at December 31, 2006 and 2005, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $15,000 was earned during 2006, 2005, and 2004 and is included in net investment income on the Consolidated Statements of Operations.

     The Company purchases and writes option contracts with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz SE, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2006 and 2005, options purchased were $1,600 and $1,314, respectively, and options written were $0 at both December 31, 2006 and 2005.

     The Company has investment real estate properties leased to affiliates. The Company reported $3,993, $3,407, and $3,518 in 2006, 2005, and 2004, respectively, for rental income included in net investment income on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to Fireman's Fund Insurance Company (FFIC). The Company received rental income of $24, $22, and $10 in 2006, 2005, and 2004, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred lease expense of $150, $64, and $0 in 2006, 2005, and 2004, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $19,779, $16,736, and $15,079 in 2006, 2005, and 2004, respectively. The Company's liability for these expenses was $100 and $56 at December 31, 2006 and 2005, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $1,779, $815, and $405 in 2006, 2005, and 2004, respectively, for related administrative expenses incurred. The receivable for these expenses was $405 and $324 for 2006 and 2005, respectively, and is included in receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.


                                     46                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $2,699, $2,322, and $1,109 during 2006, 2005, and 2004, respectively, which is included in fee and commission revenue on the Consolidated Statements of Operations. The receivable for these fees at December 31, 2006 and 2005 was $725 and $699, respectively, which is included in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $3,347, $3,387, and $2,836 during 2006, 2005, and 2004, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $351 and $270 at December 31, 2006 and 2005, respectively, included in accrued expenses on the Consolidated Balance Sheets.

(16) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The Company may also declare a discretionary match following year-end. The Company has not yet determined if there will be a discretionary match for the plan year ended December 31, 2006. The Company declared a discretionary match of 2.5% of employees' salaries for each of the plan years ended December 31, 2005 and 2004, reported in general and administrative expenses on the Consolidated Statements of Operations and funded in 2006 and 2005, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $12,679, $10,751, and $9,560 in 2006, 2005, and 2004, respectively, toward the AAAP matching contributions and administration expenses.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $17,860 and $13,869 as of December 31, 2006 and 2005, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner it determines. Discretionary contributions are currently determined based on production. The accrued liability of $3,239 and


                                     47                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     $545 as of December 31, 2006 and 2005, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock-based compensation plan sponsored by Allianz SE which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $10,980, $6,660, and $1,821 was recorded in 2006, 2005, and 2004, respectively, and is included in net investment income on the Consolidated Statements of Operations. The related liability of $14,860 and $9,502 as of December 31, 2006 and 2005, respectively, is recorded in accrued expenses on the Consolidated Balance Sheets. See further discussion in notes 2 and 15.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the shares. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $281, $297, and $281 in 2006, 2005, and 2004, respectively.

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The Plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the Plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $5,135 and $408 in 2006 and 2005, respectively, toward severance payments.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2006 and 2005 was $6,514 and $10,550, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, the Company, for tax advantages, pre-funded its post-retirement liability. The Company plans to continue pre-funding in the future.

     In 2006, the Company adopted SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, during 2006. The amounts recognized in accumulated other comprehensive income consist of:


                                         2006          2005
   ---------------------------------------------------------

   Net actuarial (loss)        $       (2,763)            -
   Prior service cost credit            5,185             -
   ---------------------------------------------------------
   ---------------------------------------------------------
   Total                       $        2,422             -
   ---------------------------------------------------------

                                     48                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The incremental effects of applying FAS 158 on individual line items on the Consolidated Balance Sheets as of December 31, 2006 are:


                                                Before implementation      Adjustments      After implementation
                                                                                                of FAS 158
----------------------------------------------------------------------------------------------------------


Other liabilities:
  Liability for post-retirement obligation    $            10,240             (3,726)               6,514
  Liability for deferred tax                                6,030              1,304                7,334


  Other liabilities                                       226,020                  -              226,020
                                                ----------------------------------------------------------
     Total other liabilities                              242,290             (2,422)             239,868
Total liabilities                                      70,706,321             (2,422)          70,703,899
  Accumulated other comprehensive income                  133,157              2,422              135,579
Total stockholder's equity                              3,429,660              2,422            3,432,082



     Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $296 and $(1,264), respectively.

     No plan assets are expected to be returned to the Company during the next 12-month period.


(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company's primary insurance operation, Allianz Life, as of December 31, 2006 and 2005 was $2,447,865 and $2,388,299, respectively. The statutory net income of Allianz Life for the years ended December 31, 2006, 2005, and 2004 was $318,528, $468,803,
     and $476,568, respectively.

     Allianz Life is required to meet minimum statutory capital and surplus requirements. Allianz Life's statutory capital and surplus as of December 31, 2006 and 2005 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, Allianz Life may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $451,379 can be paid in 2007 without prior approval of the Commissioner of Commerce.

                                     49                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 594% and 655% as of December 31, 2006 and 2005, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. At this stage of the proceedings, we cannot predict the potential outcome of these lawsuits.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers (now known as NASD), and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests. Additionally, the Company is involved in various pending or threatened legal proceedings involving replacement and suitability issues brought by state regulators arising from the conduct of its business.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies. Recently, a model regulation was approved regarding the suitability of sales to

                                     50                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     seniors. This regulation is now being revised. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking.

     In addition, Federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are recent inquiries by the SEC and the NASD, and a regulatory pronouncement by the NASD. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company was contacted regarding this matter. The Company responded, and has received no further requests for information. The NASD also has commenced various inquiries regarding FIA products. Most recently, the NASD has inquired regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company was contacted regarding this matter, and is responding. In addition, the NASD in 2005 issued a regulatory Notice to Members advising NASD member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2016. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $41,705.

     The Company has limited partnership investments that require the commitment of capital over a period of up to ten years. The Company had capital commitments of $98,568 and $99,508, of which $82,176 and $81,495 has been funded, at December 31, 2006 and 2005, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $22,500 and $37,000 at December 31, 2006 and 2005, respectively, related to private placements. Funding of the private placements is expected to occur by March 31, 2007.

     The Company has commercial mortgage loan investments that require commitments of capital within the next year. The Company had capital commitments of $260,837 and $258,684 at December 31, 2006 and 2005, respectively. These commercial mortgage loan commitments are expected to be fully funded by September 30, 2007.

                                     51                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

     The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $9,739, $8,603, and $7,247 in 2006, 2005, and 2004, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease, reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:


2007                                          $        4,666
2008                                                   3,399
2009                                                   1,777
2010                                                   1,013
2011 and beyond                                        2,751
-------------------------------------------------------------
Total                                         $       13,606
-------------------------------------------------------------

     During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $64 in 2006. The future minimum lease payments and present value of the net minimum lease payments are as follows:


2007                                                     $        2,785
2008                                                              2,785
2009                                                              2,617
2010                                                                773
2011 and beyond                                                   2,254
------------------------------------------------------------------------
Total minimum lease payments                                     11,214

Less: Executory costs (estimated)                                   699
------------------------------------------------------------------------
Net minimum lease payments                                       10,515
Less: Imputed interest                                              898
------------------------------------------------------------------------
------------------------------------------------------------------------
Present value of net minimum lease payments              $        9,617
------------------------------------------------------------------------

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2006 are as follows:


2007                                          $       26,775
2008                                                  19,309
2009                                                  13,284
2010                                                  10,054
2011 and beyond                                       25,727
-------------------------------------------------------------
Total                                         $       95,149
-------------------------------------------------------------



                                     52                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(19) CAPITAL STRUCTURE

     The Company is authorized to issue three types of capital stock, as outlined in the table below.

                               Authorized,    Par value,       Redemption rights      Voluntary or involuntary liquidation rights
                                 Issued,       per share
                               Outstanding
                             --------------------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                      200,000,000 authorized   1.00 Designated by Board for each   Designated by Board for each series issued
                                                             each series issued                   each series issued
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00 $35.02 per share plus an            $35.02 per share plus an
                                    8,909,195                amount to yield a                    amount to yield a
                                    8,909,195               compounded annual return           compounded annual return
                                                              of 6%, after actual                of 6%, after actual
                                                              dividends paid                         dividends paid
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00 $35.02 per share plus an            $35.02 per share plus an
                                    9,994,289                amount to yield a                    amount to yield a
                                    9,994,289               compounded annual return          compounded annual return
                                                              of 6%, after actual                of 6%, after actual
                                                              dividends paid                          dividends paid
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00 Designated by Board for each   Designated by Board for each series issued
                                            0                each series issued                   each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company carried out various capital transactions with related parties during 2006, 2005, and 2004.


                                     53                              (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2006, 2005, and 2004
       (in thousands, except share data and security holdings quantities)

(20) FOREIGN CURRENCY TRANSLATION

     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:

                                                                          2006             2005              2004
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $        7,759            6,668             2,704
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                  198            1,678             6,099
Amount of income tax expense for the period
      related to aggregate adjustment                                          (68)            (587)           (2,135)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------
Net aggregate translation included in equity                                   130            1,091             3,964
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                 $        7,889            7,759             6,668
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                       $      0.85933          0.85605           0.83462
----------------------------------------------------------------------------------------------------------------------



(21) SUBSEQUENT EVENTS

     In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. Through this agreement, AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, will enter into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg (DB Lux). The effect of the agreement will result in a Reference Portfolio whereby DKPII will designate a portfolio of assets in accordance with pre-established investment guidelines. This investment will be reported in the Company's consolidated financial statements as an investment in a subsidiary (AZLPF).

     In January 2007, the Minnesota Attorney General's office filed a lawsuit against the Company alleging unsuitable sales of deferred annuities to senior citizens. The Company is responding to the Attorney General's action and intends to vigorously defend against the lawsuit.

     On April 1, 2007, the Company purchased all the issued and outstanding shares of Templeton Funds Annuity Company (TFAC) for $13,958 in cash. The purchase agreement includes a possible purchase price adjustment to be determined no later than ten days following the closing date. The Company expects any purchase price adjustment to be immaterial.



                                       54                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                     Type of Investment                             Cost (1)            Fair Value        Amount at Which Shown
                                                                                                            in the Consolidated
                                                                                                            Balance Sheet
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                              $2,030,504          $ 2,031,356          $ 2,031,356
         U.S. government sponsored agency                                 61,700               62,537               62,537
         States and political subdivisions                               308,140              316,313              316,313
         Foreign government                                              185,094              190,818              190,818
         Public utilities                                              1,380,157            1,407,492            1,407,492
         Corporate securities                                         17,429,070           17,817,930           17,817,930
         Mortgage-backed securities                                    9,949,161            9,966,434            9,966,434
         Collateralized mortgage obligations                              55,474               57,307               57,307
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total available-for-sale fixed-maturity securities       31,399,300           31,850,187           31,850,187
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
     Trading fixed-maturity securities:
         U.S. government                                               1,226,730            1,203,299            1,203,299
         U.S. government sponsored agency                                 20,682               20,355               20,355
         States and political subdivisions                                57,493               55,758               55,758
         Foreign government                                               37,683               36,704               36,704
         Public utilities                                                180,182              175,246              175,246
         Corporate securities                                          2,181,802            2,146,631            2,146,631
         Mortgage-backed securities                                      738,798              723,681              723,681
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total trading fixed-maturity securities                   4,443,370            4,361,674            4,361,674
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
                Total fixed-maturity securities                       35,842,670         $ 36,211,861           36,211,861
--------------------------------------------------------------   ----------------    =================    -----------------
--------------------------------------------------------------   ----------------    =================    -----------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
             Industrial and miscellaneous                                  4,625              $ 4,789                4,789
         Preferred stocks                                                    315                  498                  498
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
             Total available-for-sale equity securities                    4,940                5,287                5,287
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
     Trading equity securities:
         Common stocks:
             Industrial and miscellaneous                                 19,512               23,198               23,198
--------------------------------------------------------------   ----------------    -----------------    -----------------
--------------------------------------------------------------   ----------------    -----------------    -----------------
                Total equity securities                                   24,452             $ 28,485               28,485
--------------------------------------------------------------   ----------------    =================    -----------------
--------------------------------------------------------------   ----------------    =================    -----------------
Other investments:
     Mortgage loans on real estate                                     3,371,961                                 3,371,961
     Short-term securities                                               983,650                                   983,650
     Options                                                             712,772                                   712,772
     Real estate                                                         455,983                                   455,983
     Loans to affiliates                                                 218,553                                   218,553
     Policy loans                                                        146,139                                   146,139
     Partnerships                                                         47,716                                    47,716
     Investment in equity-method investees                                 1,398                                     1,398
--------------------------------------------------------------   ----------------                         -----------------
--------------------------------------------------------------   ----------------                         -----------------
             Total other investments                                   5,938,172                                 5,938,172
                                                                 ----------------                         -----------------
                                                                 ----------------                         -----------------
                Total investments                             $       41,805,294                              $ 42,178,518
                                                                 ================                         =================
                                                                 ================                         =================

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                          As of December 31,                             For the year ended December 31,
                     -------------------------------------------  ------------------------------------------------------------------
                     -------------------------------------------  ------------------------------------------------------------------
                                    Future                         Net premium                   Net change  Net change
                                benefit reserves         Policy      revenue                        in           in
           Deferred    Deferred   and policy and          and       and other    Net              deferred     policy        Other
         acquisition     sales  contract account Unearned contract   contract investment  Net      sales    acquisition   operating
            costs    inducements   balances     premiums  claims  considerations income benefits inducements*  costs**     expenses
------------------------------------------------------------------------------------------------------------------------------------
Life        $ 170,869   $ 8,393  $ 1,934,148     $ 190  $ 15,215  $61,008   $ 38,414   $ 46,474  $ (5,930)   $ (24,179)   $ 72,942
Annuities   5,008,526   712,929   45,909,869   201,549         -  281,255  1,634,027    905,150  (133,209)    (998,281)  1,467,394
Accident       85,831         -      879,263    60,765   389,587  293,674     17,247    246,033         -      (27,186)    120,617
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

           $5,265,226 $ 721,322 $ 48,723,280 $ 262,504 $ 404,802 $635,937 $1,689,688 $1,197,657 $(139,139) $(1,049,646) $1,660,953

          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

2005:
Life        $ 148,320   $ 2,536  $ 1,867,883     $ 236  $ 24,978  $54,415   $ 27,533   $ 46,821  $ (2,736)   $ (22,032)   $ 34,614
Annuities   4,119,805   588,001   39,243,997   222,636         -  308,022  1,385,131  1,057,950  (190,365)    (961,894)  1,652,776
Accident       58,646         -      713,352    53,250   370,880  285,412     13,284    222,245         -      (20,953)     97,451
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

          $ 4,326,771 $ 590,537 $ 41,825,232 $ 276,122 $ 395,858 $647,849 $1,425,948 $1,327,016 $(193,101) $(1,004,879) $1,784,841
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

2004:
Life        $ 123,124       $ -  $ 1,807,190     $ 220  $ 34,124  $39,035   $ 26,192       $ 90       $ -    $ 155,179    $ 55,063
Annuities   2,917,007   372,278   30,768,923   248,241        25  270,491  1,071,475  1,070,939  (262,954)  (1,087,930)  1,521,509
Accident       37,693         -      637,936    48,007   265,183  222,942     10,953    154,382         -      (17,134)     76,263
and health
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

          $ 3,077,824 $ 372,278 $ 33,214,049 $ 296,468 $ 299,332 $532,468 $1,108,620 $1,225,411 $(262,954)   $(949,885) $1,652,835
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------
          ----------- --------- ------------ --------- --------- -------- ---------- ---------- ---------- ------------ ----------

*     See note 10 for aggregate gross amortization of DSI.
**    See note 9 for aggregate gross amortization of policy acquisition costs.


    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                            SCHEDULE IV - REINSURANCE

                                                                                                               Percentage
                                                           Ceded             Assumed                            of amount
                                        Direct            to other         from other            Net             assumed
           Year ended                   amount           companies          companies          amount             to net
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2006:
     Life insurance in force           $ 19,670,790      $ 21,512,211       $ 10,097,563       $ 8,256,142            122.3%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 110,030          $ 71,272           $ 22,250          $ 61,008             36.5%
        Annuities                           280,396            (2,017)            (1,158)          281,255             -0.4%
        Accident and health                 404,556           251,341            140,459           293,674             47.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 794,982         $ 320,596          $ 161,551         $ 635,937             25.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2005:

     Life insurance in force           $ 18,735,647      $ 21,663,520       $ 10,980,508       $ 8,052,635            136.4%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 109,632          $ 74,698           $ 19,481          $ 54,415             35.8%
        Annuities                           309,755               472             (1,262)          308,021             -0.4%
        Accident and health                 369,401           198,097            114,109           285,413             40.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 788,788         $ 273,267          $ 132,328         $ 647,849             20.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2004:

     Life insurance in force           $ 17,993,455      $ 23,438,557       $ 12,440,017       $ 6,994,915            177.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 100,227         $ 355,190          $ 293,998          $ 39,035            753.2%
        Annuities                           278,281             7,170               (620)          270,491             -0.2%
        Accident and health                 301,396           201,086            122,632           222,942             55.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 679,904         $ 563,446          $ 416,010         $ 532,468             78.1%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------



    See accompanying report of independent registered public accounting firm.
                                       57

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 a.  Financial Statements

    The following financial statements of the Company are included in Part B hereof.

      1. Report of Independent Registered Public Accounting Firm.
      2. Consolidated Balance Sheets as of December 31, 2006 and 2005.
      3. Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004.
      4. Consolidated Statements of Comprehensive Income for the years ended December 31, 2006, 2005 and 2004.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2006, 2005 and 2004.
      7. Notes to Consolidated Financial Statements - December 31, 2006, 2005 and 2004.
      8. Supplemental Schedules:
         -Schedule I - Summary of Investments - Other than Investments in
          Related Parties.
         -Schedule III - Supplemental Insurance Information
         -Schedule IV - Reinsurance

     The following financial statements of the Variable Account are included in Part B hereof.

      1. Report of Independent Registered Public Accounting Firm.
      2. Statements of Assets and Liabilities as of December 31, 2006.
      3. Statements of Operations for the year or period ended December 31, 2006.
      4. Statements of Changes in Net Assets for the years or periods ended December 31, 2006 and 2005.
      5. Notes to Financial Statements - December 31, 2006.

        b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account dated May 31, 1985(1)
      2.   Not  Applicable
      3.a. Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14,1988.(2) North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC which is the predecessor to Allianz Life Financial Services, LLC.
        b. Copy of Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003. (12) (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
        c. Form of General Agency Agreement with Allianz Life Financial Services, LLC dated May, 2006(9)
      4.a. Individual Variable Annuity "Base" Contract-L40529(11)
      4.b. Individual Variable Annuity "Bonus" Contract-L40530(11)
      4.c. Schedule Pages(1 thru 33)(11)
      4.d. Schedule Pages(Lifetime Plus II-1 thru 8)*
      4.d. Asset Allocation Rider-S40741(11)
      4.f. Lifetime Plus Benefit Rider-S40742-01*
      4.g. Lifetime Plus II Benefit Rider-S40761*
      4.h. Waiver of Withdrawal Charge Rider-S40749(11)
      4.i. Quarterly Value Death Benefit Rider-S40743(11)
      4.j. Inherited IRA/Roth IRA Endorsement-S40713(10)
      4.k. Roth IRA Endorsement-S40342(10)
      4.l. IRA Endorsement-S40014(4)
      4.m. Unisex Endorsement(S20146)(4)
      4.n. Pension Plan and Profit Sharing Plan Endorsement-S20205(4)
      4.o. 403(b) Endorsement-S30072(4-99)(4)
      5.a  Appl. for Ind. Var. Annuity Contract-F40461-01*
      5.b  Appl. for Ind. Var. Annuity Contract-F40464*
      6. (i) Copy of Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(9)
           (ii) Copy of the Restated Bylaws of the Company
                (as amended October 2, 1996)(9)
      7.   Not Applicable
      8.a. Copy of Participation Agreement between Davis Variable Account Fund,
           Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(4)
        b. Copy of Amendments to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 2/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05,5/1/06(12)
        c. Copy of Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(8)
        d. Copy of Amendments to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 9/12/05, 10/3/05, 5/1/06(12)
        e. Copy of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(8)
        f. Copy of Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life
           Financial Services, LLC.), dated 5/3/04, 4/29/05, 5/1/06(12)
        g. Copy of Participation Agreement between Premier VIT, Allianz Life
           Insurance Company of North America and Allianz Global Investors
           Distributors LLC, dated 5/1/2006(10)
        h. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(10)
        i. Copy of Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(12)
        j. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(4)
        k. Copy of Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(12)
        l. Copy of Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(12)
        m. Copy of Amended and Restated Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership, dated 12/2/2004(8)
        n. Copy of Amendments to Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership, dated 4/29/05, 11/29/06(12)
       9.  Opinion and Consent of Counsel**
      10.  Consent of Independent Registered Public Accounting Firm**
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney*

         * Filed herewith
        ** To be filed by amendment

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(5) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Lifes Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(8) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(9) Incorporated by reference from the initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(10) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(11) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 9, 2007.
(12) Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.


Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Director, Executive Vice President and Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Joseph J. Beneducci                                Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Risk Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Tyrus R. Campbell                                  Senior Vice President, Treasurer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.

Item 27.  Number of Contract Owners

As of July 31, 2007 there were 128 Contract Owners of qualified and 95 non-qualified contracts.

Item 28.  Indemnification

The Bylaws of the Insurance Company provide:

       ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

              Section 1. RIGHT TO INDEMNIFICATION:

(a) Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
              (i)   a director of the Corporation; or
              (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
              (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or
              (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b) Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
              (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
              (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
              (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
              (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
              (v) for any transaction for which the Indemnified Person derived an improper personal benefit;
              (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
              (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
              (viii)in circumstances where indemnification is prohibited by applicable law;
              (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

              Section 2. SCOPE OF INDEMNIFICATION:

(a) Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b) Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c) Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

              Section 3. DEFINITIONS:

(a) "Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b) "Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)           "Professional Services" shall mean services rendered pursuant to
              (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Manager, Chief Executive Officer, President and Governor

Angela Wilson              Chief Financial Officer and President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.

For the period 1-1-2006 to 12-31-2006
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $208,081,442.45    $0             $0            $0
-------------------------------------------------------------------------------------------------------

The $208,081,442.45 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

Item 30. Location of Accounts and Records

5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31. Management Services

Not  Applicable

Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of August, 2007.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 21st day of August, 2007.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Jill E. Paterson*          Director, Executive Vice President and
Jill E. Paterson           Chief Financial Officer

Peter Huehne*              Director
Peter Huehne

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky

Joseph J. Beneducci*       Director
Joseph J. Beneducci



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                                    EXHIBITS
                                    FORM N-4
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EXHIBIT

EX-99.4.d.  Schedule Pages(Lifetime Plus II-1 thru 8)
EX-99.4.f.  Lifetime Plus Benefit Rider-S40742-01
EX-99.4.g.  Lifetime Plus II Benefit Rider-S40761
EX-99.5.a.  Appl.Ind. VA-F40461-01
EX-99.5.b.  Appl.Ind. VA-F40464
EX-99.B9.   Opinion and Consent of Counsel(to be filed by amendment)
EX-99.B10.  Consent of Independent Registered Public Accounting Firm
            (to be filed by amendment)
EX-99.B13.  Powers of Attorney